Vanguard® ESG International Stock ETF
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.9%)
Australia (5.3%)
	Commonwealth Bank of Australia	286,006	29,692
	CSL Ltd.	82,425	15,196
	National Australia Bank Ltd.	530,892	13,590
	Westpac Banking Corp.	593,673	12,961
	ANZ Group Holdings Ltd.	514,596	10,488
	Wesfarmers Ltd.	193,747	9,107
	Macquarie Group Ltd.	59,974	9,071
	Goodman Group	318,732	7,913
	Transurban Group	523,837	4,386
	Woolworths Group Ltd.	207,584	4,096
	QBE Insurance Group Ltd.	259,381	3,389
	Fortescue Ltd.	272,422	3,377
	Brambles Ltd.	239,450	2,981
*	Xero Ltd.	25,963	2,956
	Suncorp Group Ltd.	220,654	2,840
*	James Hardie Industries plc	74,655	2,781
	WiseTech Global Ltd.	27,626	2,321
	Insurance Australia Group Ltd.	414,147	2,309
	Northern Star Resources Ltd.	194,087	2,226
	Scentre Group	918,905	2,211
	Cochlear Ltd.	11,009	2,192
	Computershare Ltd.	101,811	2,121
	Telstra Group Ltd.	700,724	1,805
	CAR Group Ltd.	64,183	1,744
	Sonic Healthcare Ltd.	81,173	1,517
	Pro Medicus Ltd.	8,910	1,470
	ASX Ltd.	33,954	1,466
	Stockland	426,169	1,455
	REA Group Ltd.	8,581	1,415
	Medibank Pvt Ltd.	485,241	1,212
	JB Hi-Fi Ltd.	19,359	1,152
	BlueScope Steel Ltd.	78,252	1,134
*	NEXTDC Ltd.	104,898	1,119
	Evolution Mining Ltd.	324,979	1,076
	GPT Group	343,789	1,069
	SEEK Ltd.	61,734	1,057
	Orica Ltd.	88,167	1,045
	Technology One Ltd.	50,514	999
	Mirvac Group	703,068	993
	Vicinity Ltd.	701,441	990
	Dexus	192,916	918
	Bendigo & Adelaide Bank Ltd.	104,386	916
	Charter Hall Group	83,557	859
	Ramsay Health Care Ltd.	31,053	804
*	Telix Pharmaceuticals Ltd.	48,897	793
*	Qantas Airways Ltd.	137,332	788
*,1	Pilbara Minerals Ltd.	498,526	782
	Qube Holdings Ltd.	297,664	776
	Steadfast Group Ltd.	198,681	755
	Incitec Pivot Ltd.	354,812	745
*	Lynas Rare Earths Ltd.	164,804	743
	Cleanaway Waste Management Ltd.	391,833	738
	Atlas Arteria Ltd.	208,187	653
	Mineral Resources Ltd.	29,496	651
	Reece Ltd.	38,494	649
	Aurizon Holdings Ltd.	279,525	618
*,2	Life360 Inc.	36,017	597
	Lendlease Corp. Ltd.	125,786	590
*	Sandfire Resources Ltd.	82,074	559
	Bank of Queensland Ltd.	122,686	553
	Ansell Ltd.	24,341	528
	Breville Group Ltd.	23,805	524

		Shares	Market Value ($000)
	Sigma Healthcare Ltd.	270,437	511
	HUB24 Ltd.	9,790	483
	AMP Ltd.	459,944	469
	Reliance Worldwide Corp. Ltd.	126,955	454
	Downer EDI Ltd.	120,214	453
*	Zip Co. Ltd.	199,687	448
	Flight Centre Travel Group Ltd.	35,379	405
	Perseus Mining Ltd.	229,762	398
	IDP Education Ltd.	47,230	395
	Ventia Services Group Pty Ltd.	130,863	390
	Challenger Ltd.	94,309	384
	AUB Group Ltd.	17,876	383
	Orora Ltd.	236,489	376
	National Storage REIT	221,732	363
	ARB Corp. Ltd.	13,023	362
	Premier Investments Ltd.	15,177	345
	IGO Ltd.	106,593	339
	HMC Capital Ltd.	40,578	328
*	De Grey Mining Ltd.	314,675	314
	Harvey Norman Holdings Ltd.	96,567	301
	nib holdings Ltd.	80,923	300
	Super Retail Group Ltd.	30,958	299
	Champion Iron Ltd.	78,987	297
*	Genesis Minerals Ltd.	178,696	296
	Perpetual Ltd.	20,323	288
	Iluka Resources Ltd.	74,990	274
	Netwealth Group Ltd.	12,919	260
	Charter Hall Long Wale REIT	98,034	259
	Ramelius Resources Ltd.	186,960	257
	Westgold Resources Ltd.	134,705	251
	Insignia Financial Ltd.	120,581	248
	Pinnacle Investment Management Group Ltd.	15,890	244
*	Vault Minerals Ltd.	1,063,127	244
*	WEB Travel Group Ltd.	71,176	240
	Sims Ltd.	26,905	231
	Region RE Ltd.	158,781	228
	Gold Road Resources Ltd.	185,992	227
	Eagers Automotive Ltd.	30,261	223
	Domino's Pizza Enterprises Ltd.	10,312	220
	Nine Entertainment Co. Holdings Ltd.	257,801	212
*	Capricorn Metals Ltd.	49,645	211
*	Mesoblast Ltd.	175,538	204
*	West African Resources Ltd.	201,913	201
*	PEXA Group Ltd.	23,233	199
	Deterra Royalties Ltd.	77,933	191
*	IRESS Ltd.	31,279	190
	TPG Telecom Ltd.	64,488	190
	Corporate Travel Management Ltd.	19,716	185
*	Regis Resources Ltd.	109,771	184
	GrainCorp Ltd. Class A	34,469	176
	Ingenia Communities Group	53,160	176
	Nickel Industries Ltd.	294,840	174
*	Bellevue Gold Ltd.	206,156	173
	Lovisa Holdings Ltd.	8,802	170
	NRW Holdings Ltd.	63,867	163
	Bega Cheese Ltd.	47,283	163
	Centuria Capital Group	124,421	158
	EVT Ltd.	21,129	158
	Amotiv Ltd.	23,235	158
	Brickworks Ltd.	9,006	155
	GQG Partners Inc.	100,983	155
	Bapcor Ltd.	50,812	150
	Waypoint REIT Ltd.	90,615	149
*	Neuren Pharmaceuticals Ltd.	18,249	149
	Magellan Financial Group Ltd.	20,649	148
*	Nuix Ltd.	33,749	148
	G8 Education Ltd.	166,647	147
*	PolyNovo Ltd.	99,643	144
	Data#3 Ltd.	28,225	144
	Elders Ltd.	27,758	142

		Shares	Market Value ($000)
*	Temple & Webster Group Ltd.	18,404	142
*	SiteMinder Ltd.	32,433	141
	Arena REIT	49,666	134
	Nufarm Ltd.	53,375	133
*	Megaport Ltd.	25,462	132
	Credit Corp. Group Ltd.	11,234	131
	Helia Group Ltd.	44,810	131
	Imdex Ltd.	76,288	128
*,1	Liontown Resources Ltd.	265,252	127
	Inghams Group Ltd.	60,750	123
*	Macquarie Technology Group Ltd.	2,140	123
*,1	Vulcan Energy Resources Ltd.	25,860	120
	Perenti Ltd.	138,451	112
	Hansen Technologies Ltd.	28,987	110
	IPH Ltd.	32,888	109
*	Superloop Ltd.	75,487	109
	Domain Holdings Australia Ltd.	56,151	106
*	Resolute Mining Ltd.	365,628	104
	Monadelphous Group Ltd.	12,407	104
*	Judo Capital Holdings Ltd.	79,207	104
*	Alpha HPA Ltd.	153,003	103
*	Tuas Ltd.	27,836	102
	Nick Scali Ltd.	10,999	101
	Service Stream Ltd.	91,961	98
*	Healius Ltd.	107,388	97
*	Opthea Ltd.	206,684	97
	Aussie Broadband Ltd.	39,285	97
	Lifestyle Communities Ltd.	16,149	96
	Regis Healthcare Ltd.	20,849	91
	Myer Holdings Ltd.	126,690	88
	Kelsian Group Ltd.	33,739	86
	McMillan Shakespeare Ltd.	8,514	84
	Collins Foods Ltd.	14,628	82
	Accent Group Ltd.	49,592	80
*	Nanosonics Ltd.	36,918	79
	Johns Lyng Group Ltd.	26,927	74
	GDI Property Group Partnership	179,826	71
	Hotel Property Investments Ltd.	28,618	69
	Vulcan Steel Ltd.	14,182	68
*	Audinate Group Ltd.	11,338	66
*	FleetPartners Group Ltd.	30,424	63
	SmartGroup Corp. Ltd.	11,573	59
	Ridley Corp. Ltd.	32,540	59
*	Bravura Solutions Ltd.	55,130	56
*	Chalice Mining Ltd.	62,487	56
	Abacus Storage King	71,199	56
	Clinuvel Pharmaceuticals Ltd.	6,454	55
	Australian Ethical Investment Ltd.	16,460	54
	Growthpoint Properties Australia Ltd.	31,461	53
	oOh!media Ltd.	64,438	53
	Platinum Asset Management Ltd.	75,038	52
	Abacus Group	66,117	52
*	BrainChip Holdings Ltd.	304,636	51
*,1	Weebit Nano Ltd.	28,166	51
*	Mayne Pharma Group Ltd.	14,939	50
	PWR Holdings Ltd.	8,815	50
*	Oceania Healthcare Ltd.	101,609	48
*	ioneer Ltd.	350,440	48
*,3	Leo Lithium Ltd.	145,596	48
*	Emeco Holdings Ltd.	81,576	47
	Infomedia Ltd.	52,246	47
	Cromwell Property Group	183,500	46
*	Latin Resources Ltd.	438,657	46
*	Select Harvests Ltd.	18,777	45
	GWA Group Ltd.	28,131	43
	Integral Diagnostics Ltd.	22,218	42
	Kogan.com Ltd.	12,462	41
	Praemium Ltd.	84,974	39
*	Webjet Group Ltd.	71,176	39
	MyState Ltd.	13,978	38

		Shares	Market Value ($000)
	Australian Clinical Labs Ltd.	16,967	38
	Dicker Data Ltd.	6,678	37
	Cedar Woods Properties Ltd.	8,900	33
*	St. Barbara Ltd.	148,272	33
	Baby Bunting Group Ltd.	28,637	33
*	Aurelia Metals Ltd.	290,737	32
*	Alkane Resources Ltd.	96,939	31
*	Imugene Ltd.	1,243,613	31
*	Tyro Payments Ltd.	50,654	30
*	OFX Group Ltd.	33,880	29
	Navigator Global Investments Ltd.	25,504	28
*	EML Payments Ltd.	43,095	28
*,1	Sayona Mining Ltd.	1,292,695	27
	SG Fleet Group Ltd.	11,947	26
	Solvar Ltd.	28,545	26
*	Cettire Ltd.	32,422	26
*	Wildcat Resources Ltd.	157,634	25
*	Australian Agricultural Co. Ltd.	26,373	24
*,3	AVZ Minerals Ltd.	358,175	23
	Humm Group Ltd.	51,324	22
	Australian Finance Group Ltd.	22,273	22
*	Fineos Corp. Ltd.	16,306	21
*,1	Syrah Resources Ltd.	134,461	19
*	Coast Entertainment Holdings Ltd.	67,417	19
*	Novonix Ltd.	36,080	18
*	Mount Gibson Iron Ltd.	86,412	17
*	Seven West Media Ltd.	166,120	16
	Jupiter Mines Ltd.	161,296	16
*	Calix Ltd.	27,741	16
*	29Metals Ltd.	54,890	13
			210,913
Austria (0.2%)
	Erste Group Bank AG	53,045	2,912
[2]	BAWAG Group AG	13,802	1,096
	ANDRITZ AG	11,526	645
	Wienerberger AG	20,530	579
	Raiffeisen Bank International AG	23,146	452
*	DO & CO AG	1,190	201
	Oesterreichische Post AG	5,524	168
[1]	CA Immobilien Anlagen AG	5,872	148
	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,715	145
	UNIQA Insurance Group AG	16,104	123
	Telekom Austria AG Class A	12,522	104
*	Lenzing AG	3,024	94
*	IMMOFINANZ AG	4,805	80
	Strabag SE	1,675	68
*,1	AT&S Austria Technologie & Systemtechnik AG	4,104	57
	Porr AG	1,711	29
	Palfinger AG	963	20
*	Eurotelesites AG	3,130	16
*	S IMMO AG	652	15
	Agrana Beteiligungs AG	168	2
			6,954
Belgium (0.7%)
*	Argenx SE	10,146	6,262
	UCB SA	20,768	4,073
	KBC Group NV	41,138	2,975
	Ageas SA/NV	29,261	1,479
	Groupe Bruxelles Lambert NV	14,683	1,017
	Syensqo SA	12,445	927
	Ackermans & van Haaren NV	4,258	847
	D'ieteren Group	3,900	834
	Lotus Bakeries NV	66	794
	Warehouses De Pauw CVA	29,746	658
	Sofina SA	2,777	646
	Elia Group SA/NV	6,738	632
	Aedifica SA	9,303	571
	Azelis Group NV	24,747	484
	Solvay SA	12,515	434

		Shares	Market Value ($000)
	Cofinimmo SA	6,614	396
	KBC Ancora	7,394	370
	Colruyt Group NV	7,595	345
	Bekaert SA	6,942	241
	Melexis NV	3,937	237
	Xior Student Housing NV	6,903	225
	Montea NV	2,837	200
	Deme Group NV	1,276	196
	Shurgard Self Storage Ltd.	4,416	180
	Proximus SADP	25,171	163
	Fagron	7,403	146
	Gimv NV	2,791	120
	Barco NV	11,041	118
	VGP NV	1,391	116
	Retail Estates NV	1,471	91
	Kinepolis Group NV	1,812	71
*	Ontex Group NV	8,272	70
	bpost SA	12,398	25
			25,943
Brazil (0.6%)
	WEG SA	251,462	2,248
	B3 SA - Brasil Bolsa Balcao	953,130	1,454
	Suzano SA	118,425	1,224
	Banco do Brasil SA	286,408	1,171
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	72,730	1,108
	Localiza Rent a Car SA	167,939	1,027
	Banco BTG Pactual SA	200,300	1,000
	Equatorial Energia SA	164,577	829
	Raia Drogasil SA	186,360	740
	Rumo SA	205,179	655
	BB Seguridade Participacoes SA	111,200	619
	Telefonica Brasil SA	71,500	586
[2]	Rede D'Or Sao Luiz SA	128,730	571
	Banco Bradesco SA	291,035	536
	Itau Unibanco Holding SA	112,400	528
	Klabin SA	145,860	528
*	BRF SA	113,763	467
*	Ambipar Participacoes e Empreendimentos SA Class B	17,100	454
	Lojas Renner SA	157,242	388
*,2	Hapvida Participacoes e Investimentos SA	810,474	356
	Natura & Co. Holding SA	157,787	355
	Energisa SA	53,100	351
	CCR SA	192,758	349
	TOTVS SA	74,888	340
	TIM SA	128,700	332
	Santos Brasil Participacoes SA	125,381	265
*	Multiplan Empreendimentos Imobiliarios SA	62,900	246
	Transmissora Alianca de Energia Eletrica SA	43,300	242
*	Sendas Distribuidora SA	223,439	238
	Allos SA	72,180	232
	Banco Santander Brasil SA	56,032	231
	Engie Brasil Energia SA	36,200	228
	Cia De Sanena Do Parana	46,000	223
*	Hypera SA	67,100	216
[2]	GPS Participacoes e Empreendimentos SA	77,500	206
	Porto Seguro SA	32,200	202
	Tres Tentos Agroindustrial SA	85,300	191
*	Marfrig Global Foods SA	60,641	187
	Cia Siderurgica Nacional SA	96,334	177
	Caixa Seguridade Participacoes SA	69,000	164
	Cia de Saneamento de Minas Gerais Copasa MG	36,200	151
	Fleury SA	67,099	145
	Iguatemi SA	45,800	144
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	44,800	136
	Alupar Investimento SA	29,199	133
	Sao Martinho SA	31,500	130
	Cia Energetica de Minas Gerais	44,861	110
	Azzas 2154 SA	18,382	110
	Direcional Engenharia SA	21,877	105

		Shares	Market Value ($000)
	SLC Agricola SA	33,220	96
	Auren Energia SA	58,032	94
	Fras-Le SA	27,900	93
*	IRB-Brasil Resseguros SA	13,936	92
	M Dias Branco SA	25,000	91
*	Magazine Luiza SA	61,351	90
*	Atacadao SA	84,300	90
*	Grupo Mateus SA	78,300	90
*	Orizon Valorizacao de Residuos SA	12,300	85
	CSN Mineracao SA	95,800	84
	Odontoprev SA	44,610	80
	Wilson Sons SA	28,300	74
	YDUQS Participacoes SA	48,200	71
	Dexco SA	55,418	66
	JHSF Participacoes SA	92,000	65
	Vulcabras SA	24,400	65
*	Serena Energia SA	60,353	62
*	Cogna Educacao SA	276,700	59
	LOG Commercial Properties e Participacoes SA	16,567	55
	Vivara Participacoes SA	13,800	52
	Smartfit Escola de Ginastica e Danca SA	17,300	52
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	54,093	51
*	MRV Engenharia e Participacoes SA	58,600	50
	Mills Locacao Servicos e Logistica SA	32,200	50
*	Hidrovias do Brasil SA	96,900	48
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	12,100	47
	Grendene SA	53,800	46
	Mahle Metal Leve SA	10,300	46
*	SIMPAR SA	58,300	44
	Pet Center Comercio e Participacoes SA	62,300	44
	EcoRodovias Infraestrutura e Logistica SA	43,400	39
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,600	39
	Cury Construtora e Incorporadora SA	11,400	39
*	Minerva SA	39,707	37
	Grupo SBF SA	18,500	37
	Usinas Siderurgicas de Minas Gerais SA Usiminas	36,200	36
*	Cia Brasileira de Aluminio	33,669	35
	Camil Alimentos SA	27,500	33
[2]	LWSA SA	54,200	33
	Iochpe Maxion SA	16,900	32
*	Log-in Logistica Intermodal SA	9,700	31
	Tupy SA	8,800	30
	Ez Tec Empreendimentos e Participacoes SA	14,200	30
	Armac Locacao Logistica E Servicos SA	24,500	27
*	Movida Participacoes SA	30,400	26
*	Cia Brasileira de Distribuicao	59,679	26
*	CVC Brasil Operadora e Agencia de Viagens SA	63,210	24
*	Zamp SA	48,288	23
	Anima Holding SA	62,413	21
	Lojas Quero-Quero SA	46,056	19
*	Oncoclinicas do Brasil Servicos Medicos SA	52,200	19
*	Diagnosticos da America SA	42,500	15
			25,311
Canada (7.0%)
	Royal Bank of Canada	240,570	30,261
*	Shopify Inc. Class A (XNYS)	200,646	23,202
	Toronto-Dominion Bank	301,268	17,040
	Canadian Pacific Kansas City Ltd.	159,148	12,194
	Bank of Nova Scotia	207,600	11,840
	Bank of Montreal	124,038	11,820
	Canadian National Railway Co.	95,755	10,698
	Canadian Imperial Bank of Commerce	160,383	10,390
	Manulife Financial Corp.	309,069	9,941
	Waste Connections Inc.	44,003	8,483
	Agnico Eagle Mines Ltd.	84,964	7,177
	Sun Life Financial Inc.	98,135	6,025
	Intact Financial Corp.	30,467	5,813
	National Bank of Canada	58,185	5,780
	Fairfax Financial Holdings Ltd.	3,660	5,185

		Shares	Market Value ($000)
	Dollarama Inc.	46,904	4,905
	Wheaton Precious Metals Corp.	77,741	4,844
	Franco-Nevada Corp.	32,849	4,032
	Nutrien Ltd.	84,769	3,957
	CGI Inc.	35,142	3,954
	Thomson Reuters Corp.	23,561	3,833
	Restaurant Brands International Inc.	53,067	3,693
	Loblaw Cos. Ltd.	24,822	3,236
	Power Corp. of Canada	92,672	3,122
	RB Global Inc.	31,234	3,055
	Metro Inc. Class A	35,794	2,338
	Magna International Inc.	46,506	2,100
	TFI International Inc.	13,690	2,080
	Kinross Gold Corp.	211,196	2,050
*	Descartes Systems Group Inc.	15,010	1,755
*	Celestica Inc.	20,204	1,724
[2]	Hydro One Ltd.	52,362	1,714
	GFL Environmental Inc. (XTSE)	34,872	1,644
	Great-West Lifeco Inc.	44,884	1,617
*	First Quantum Minerals Ltd.	115,815	1,587
	iA Financial Corp. Inc.	16,644	1,584
	George Weston Ltd.	9,666	1,554
*	Ivanhoe Mines Ltd. Class A	113,566	1,541
	TMX Group Ltd.	47,987	1,523
	Gildan Activewear Inc.	29,310	1,455
	Element Fleet Management Corp.	68,144	1,454
	Open Text Corp.	46,168	1,406
	FirstService Corp.	7,064	1,372
	BCE Inc.	50,194	1,357
	Alamos Gold Inc. Class A	69,768	1,313
	West Fraser Timber Co. Ltd.	13,049	1,291
	TELUS Corp.	81,463	1,267
	Toromont Industries Ltd.	14,676	1,209
	Colliers International Group Inc.	7,387	1,137
	Lundin Mining Corp.	114,221	1,117
	Canadian Apartment Properties REIT	30,021	984
	Onex Corp.	10,781	879
	Saputo Inc.	43,256	807
	RioCan REIT	56,561	768
	Canadian Western Bank	17,591	761
	Finning International Inc.	25,164	683
*	Shopify Inc. Class A (XTSE)	5,795	670
*	Kinaxis Inc.	4,986	654
	Granite REIT	11,759	641
	B2Gold Corp.	220,204	636
	Hudbay Minerals Inc.	66,552	596
*	Capstone Copper Corp.	85,576	586
*	Air Canada	32,034	569
	Osisko Gold Royalties Ltd. (XTSE)	28,746	557
	Choice Properties REIT	54,944	548
*	Eldorado Gold Corp.	34,293	548
	Boyd Group Services Inc.	3,531	545
	Chartwell Retirement Residences	47,026	540
	Definity Financial Corp.	12,533	523
	First Capital REIT	40,764	521
	CI Financial Corp.	23,444	520
	SmartCentres REIT	28,254	520
*	Aritzia Inc.	15,112	506
	Stella-Jones Inc.	9,475	483
*	IAMGOLD Corp. (XTSE)	84,459	465
	Methanex Corp.	9,476	444
*	Lightspeed Commerce Inc.	23,481	441
*	Bausch Health Cos. Inc.	51,717	434
	IGM Financial Inc.	12,059	407
	Boardwalk REIT	7,814	398
	Lundin Gold Inc.	17,171	396
	Premium Brands Holdings Corp. Class A	6,709	379
	Dream Industrial REIT	41,997	379
	H&R REIT	51,400	363
	OceanaGold Corp.	116,022	362

		Shares	Market Value ($000)
*	Equinox Gold Corp.	58,736	331
	Boralex Inc. Class A	14,672	314
	Russel Metals Inc.	9,452	309
	First Majestic Silver Corp.	49,227	301
*	Torex Gold Resources Inc.	14,005	295
	North West Co. Inc.	7,625	280
	Linamar Corp.	6,420	279
	BRP Inc.	5,503	268
*	BlackBerry Ltd.	95,322	247
	Allied Properties REIT	18,678	242
	Primaris REIT	20,999	241
	Quebecor Inc. Class B	9,751	230
	Centerra Gold Inc.	34,244	206
*	SSR Mining Inc.	35,350	206
	Maple Leaf Foods Inc.	12,150	198
	Innergex Renewable Energy Inc.	29,970	185
	Winpak Ltd.	4,568	158
	GFL Environmental Inc.	3,333	157
*	Novagold Resources Inc.	41,492	152
	Cargojet Inc.	1,624	139
	Transcontinental Inc. Class A	10,732	130
	Enghouse Systems Ltd.	6,219	129
*	Canfor Corp.	8,268	106
	Westshore Terminals Investment Corp.	5,700	98
	Osisko Gold Royalties Ltd.	2,950	57
	Cogeco Communications Inc.	1,040	52
*	IAMGOLD Corp.	8,305	46
	First National Financial Corp.	1,256	40
			278,578
Chile (0.1%)
	Banco de Chile	7,298,896	833
	Banco Santander Chile	9,784,957	465
	Cencosud SA	220,396	464
	Latam Airlines Group SA	33,239,366	461
*	Falabella SA	133,019	456
	Banco de Credito e Inversiones SA	15,097	428
	Empresas CMPC SA	188,143	294
[1]	Sociedad Quimica y Minera de Chile SA ADR	5,781	222
	Parque Arauco SA	127,417	204
	Cia Sud Americana de Vapores SA	2,906,540	155
	Quinenco SA	45,867	148
	Banco Itau Chile SA	13,395	141
	Aguas Andinas SA Class A	389,042	118
	Cencosud Shopping SA	72,537	114
	SMU SA	639,695	103
	Inversiones Aguas Metropolitanas SA	122,847	93
*	CAP SA	15,639	85
	Inversiones La Construccion SA	10,211	78
	Empresa Nacional de Telecomunicaciones SA	25,073	76
	SONDA SA	206,981	74
	Plaza SA	42,568	72
*	Ripley Corp. SA	158,688	44
			5,128
China (7.3%)
	Alibaba Group Holding Ltd.	2,906,900	31,747
*,2	Meituan Class B	964,655	20,348
	China Construction Bank Corp. Class H	15,976,000	12,079
*	PDD Holdings Inc. ADR	120,918	11,676
*,2	Xiaomi Corp. Class B	2,506,000	9,019
	JD.com Inc. Class A	456,103	8,526
	Industrial & Commercial Bank of China Ltd. Class H	13,621,000	8,031
	Bank of China Ltd. Class H	13,895,000	6,479
*	Trip.com Group Ltd.	94,948	6,172
	Ping An Insurance Group Co. of China Ltd. Class H	1,060,000	6,165
	NetEase Inc.	308,515	5,371
	China Merchants Bank Co. Ltd. Class H	670,500	3,073
*,2	Kuaishou Technology	481,800	3,021
	Yum China Holdings Inc. (XHKG)	63,150	2,899
	Agricultural Bank of China Ltd. Class H	5,033,000	2,521

		Shares	Market Value ($000)
	China Life Insurance Co. Ltd. Class H	1,283,000	2,450
*	BeiGene Ltd.	132,500	2,212
*	Li Auto Inc. Class A	184,736	2,188
	ANTA Sports Products Ltd.	216,200	2,159
	KE Holdings Inc. ADR	104,730	1,974
	Contemporary Amperex Technology Co. Ltd. Class A	53,063	1,934
	Geely Automobile Holdings Ltd.	951,900	1,714
	New Oriental Education & Technology Group Inc.	259,290	1,527
	China Resources Land Ltd.	476,000	1,423
[2]	Pop Mart International Group Ltd.	118,800	1,379
*	XPeng Inc. Class A	222,600	1,343
	China Pacific Insurance Group Co. Ltd. Class H	417,200	1,321
[2]	Nongfu Spring Co. Ltd. Class H	305,200	1,309
	Full Truck Alliance Co. Ltd. ADR	125,671	1,258
*,2	Innovent Biologics Inc.	252,000	1,257
	China Mengniu Dairy Co. Ltd.	538,120	1,185
*,2	Wuxi Biologics Cayman Inc.	602,237	1,161
	Haier Smart Home Co. Ltd. Class H	343,400	1,155
	China Overseas Land & Investment Ltd.	667,500	1,153
	China Merchants Bank Co. Ltd. Class A	224,200	1,133
	China Yangtze Power Co. Ltd. Class A	290,600	1,098
[2]	Postal Savings Bank of China Co. Ltd. Class H	1,921,000	1,094
*,2	Akeso Inc.	115,000	1,086
[2]	China Tower Corp. Ltd. Class H	8,196,000	1,078
	H World Group Ltd.	336,930	1,078
	Ping An Insurance Group Co. of China Ltd. Class A	137,300	1,019
*	NIO Inc. Class A	218,455	975
	CSPC Pharmaceutical Group Ltd.	1,479,280	968
	China CITIC Bank Corp. Ltd. Class H	1,515,000	968
*	Bilibili Inc.	49,203	943
	Sunny Optical Technology Group Co. Ltd.	113,600	928
	CITIC Securities Co. Ltd. Class H	321,037	916
	Vipshop Holdings Ltd. ADR	58,732	811
	Li Ning Co. Ltd.	385,678	801
	Yangzijiang Shipbuilding Holdings Ltd.	442,500	796
	People's Insurance Co. Group of China Ltd. Class H	1,649,000	789
	Bank of Communications Co. Ltd. Class H	1,088,000	788
*,2	SenseTime Group Inc. Class B	4,070,000	788
	Agricultural Bank of China Ltd. Class A	1,169,800	779
	Industrial & Commercial Bank of China Ltd. Class A	866,800	738
	Kanzhun Ltd. ADR	54,286	733
	Sino Biopharmaceutical Ltd.	1,728,000	728
	COSCO SHIPPING Holdings Co. Ltd. Class H	518,400	728
*	TAL Education Group ADR	70,003	695
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	102,800	692
*	GCL Technology Holdings Ltd.	3,595,000	674
*,2	JD Health International Inc.	181,650	670
	Industrial Bank Co. Ltd. Class A	243,100	609
	Kingsoft Corp. Ltd.	144,600	588
[2]	Longfor Group Holdings Ltd.	407,300	579
	China Hongqiao Group Ltd.	390,000	573
	China Galaxy Securities Co. Ltd. Class H	629,500	572
	Sinopharm Group Co. Ltd. Class H	217,700	571
*	Kingdee International Software Group Co. Ltd.	495,000	562
*,2	JD Logistics Inc.	310,600	561
	Great Wall Motor Co. Ltd. Class H	344,500	558
	Haitong Securities Co. Ltd. Class H	613,200	548
	New China Life Insurance Co. Ltd. Class H	178,100	547
	Bank of Communications Co. Ltd. Class A	536,500	545
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	75,000	528
	CITIC Securities Co. Ltd. Class A	121,645	519
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	14,282	518
	Bank of China Ltd. Class A	731,200	507
	Haier Smart Home Co. Ltd. Class A	125,100	493
[2]	China International Capital Corp. Ltd. Class H	274,800	481
	Tongcheng Travel Holdings Ltd.	195,200	480
*	Zai Lab Ltd.	163,770	479
	China Pacific Insurance Group Co. Ltd. Class A	100,900	476
*	Alibaba Health Information Technology Ltd.	1,002,000	475
	Hygon Information Technology Co. Ltd. Class A	26,913	473

		Shares	Market Value ($000)
[2]	China Feihe Ltd.	631,000	467
	Luxshare Precision Industry Co. Ltd. Class A	83,499	449
	Foxconn Industrial Internet Co. Ltd. Class A	143,900	447
	Shanghai Pudong Development Bank Co. Ltd. Class A	330,300	435
	China Taiping Insurance Holdings Co. Ltd.	270,200	429
	CRRC Corp. Ltd. Class A	383,100	422
	Tingyi Cayman Islands Holding Corp.	334,000	420
[2]	Huatai Securities Co. Ltd. Class H	237,000	410
	Weichai Power Co. Ltd. Class H	294,000	408
	China Minsheng Banking Corp. Ltd. Class H	1,023,000	399
[2]	Hansoh Pharmaceutical Group Co. Ltd.	158,000	394
	CMOC Group Ltd. Class H	504,000	378
[2]	China Resources Mixc Lifestyle Services Ltd.	98,400	373
	China National Building Material Co. Ltd. Class H	868,000	372
	Ping An Bank Co. Ltd. Class A	234,900	371
	Zhaojin Mining Industry Co. Ltd. Class H	251,500	370
*	Cambricon Technologies Corp. Ltd. Class A	4,729	370
	ZTE Corp. Class H	148,400	363
*	Muyuan Foods Co. Ltd. Class A	64,112	363
*	China Ruyi Holdings Ltd.	1,368,000	361
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	55,760	351
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	98,200	349
	China Everbright Bank Co. Ltd. Class H	1,004,000	349
	NAURA Technology Group Co. Ltd. Class A	6,006	347
	China Railway Group Ltd. Class H	712,000	344
[2]	CSC Financial Co. Ltd. Class H	255,000	344
	Hengan International Group Co. Ltd.	119,500	343
*,1	Sunac China Holdings Ltd.	1,053,000	340
[2]	Guotai Junan Securities Co. Ltd. Class H	227,200	338
*	GDS Holdings Ltd. Class A	131,441	327
	Xinyi Solar Holdings Ltd.	730,000	326
[2]	WuXi AppTec Co. Ltd. Class H	53,036	323
	China Cinda Asset Management Co. Ltd. Class H	1,972,000	321
	SF Holding Co. Ltd. Class A	56,000	321
	Kingboard Holdings Ltd.	132,500	319
[2]	Yadea Group Holdings Ltd.	200,000	318
	CRRC Corp. Ltd. Class H	523,000	306
*,1	China Vanke Co. Ltd. Class H	367,200	305
*	Genscript Biotech Corp.	212,000	296
	China Tourism Group Duty Free Corp. Ltd. Class A	30,520	296
	Sinotruk Hong Kong Ltd.	106,000	294
*	Seres Group Co. Ltd. Class A	17,200	292
	China CITIC Bank Corp. Ltd. Class A	308,700	291
	MINISO Group Holding Ltd.	56,952	285
	Bosideng International Holdings Ltd.	544,000	284
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	70,200	279
*	HUTCHMED China Ltd.	80,500	276
	Jiangxi Copper Co. Ltd. Class H	168,000	271
[2]	Hua Hong Semiconductor Ltd.	101,757	270
	GF Securities Co. Ltd. Class A	118,500	270
	Sungrow Power Supply Co. Ltd. Class A	23,685	268
	Autohome Inc. ADR	9,561	263
	China Minsheng Banking Corp. Ltd. Class A	477,700	262
	China Everbright Environment Group Ltd.	565,000	256
*,2	Tuhu Car Inc. Class A	92,600	256
	Country Garden Services Holdings Co. Ltd.	347,646	253
	BOE Technology Group Co. Ltd. Class A	419,600	250
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	147,700	247
	WuXi AppTec Co. Ltd. Class A	35,164	245
	Shenzhen Inovance Technology Co. Ltd. Class A	29,100	244
	Weichai Power Co. Ltd. Class A	130,500	243
	COSCO SHIPPING Holdings Co. Ltd. Class A	127,980	242
	Greentown China Holdings Ltd.	195,500	241
	Aier Eye Hospital Group Co. Ltd. Class A	117,048	239
	CMOC Group Ltd. Class A	235,500	239
	Dongyue Group Ltd.	269,000	238
	SAIC Motor Corp. Ltd. Class A	97,700	238
	Great Wall Motor Co. Ltd. Class A	64,600	235
	Sany Heavy Industry Co. Ltd. Class A	96,900	235
	TravelSky Technology Ltd. Class H	172,000	233

		Shares	Market Value ($000)
	Haitong Securities Co. Ltd. Class A	146,900	233
[2]	3SBio Inc.	316,500	233
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	345,200	232
	Haitian International Holdings Ltd.	90,000	230
	Fuyao Glass Industry Group Co. Ltd. Class A	29,700	230
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	395,200	229
	GF Securities Co. Ltd. Class H	165,000	228
	China Medical System Holdings Ltd.	225,000	227
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	7,000	227
	China Conch Venture Holdings Ltd.	257,500	221
[2]	China Resources Pharmaceutical Group Ltd.	325,000	220
	China United Network Communications Ltd. Class A	307,500	220
	Zhejiang Expressway Co. Ltd. Class H	332,560	219
	China Railway Group Ltd. Class A	242,300	216
	LONGi Green Energy Technology Co. Ltd. Class A	83,932	215
	Advanced Micro-Fabrication Equipment Inc. China Class A	6,958	215
	Far East Horizon Ltd.	316,000	213
	Shandong Gold Mining Co. Ltd. Class A	62,660	213
[2]	Ganfeng Lithium Group Co. Ltd. Class H	65,400	213
	Atour Lifestyle Holdings Ltd. ADR	8,462	213
	Will Semiconductor Co. Ltd. Shanghai Class A	15,345	211
	Yuexiu Property Co. Ltd.	288,280	211
	Beijing Kingsoft Office Software Inc. Class A	5,137	211
	C&D International Investment Group Ltd.	127,000	210
*,2	Ascentage Pharma Group International	37,600	209
	Shenzhen International Holdings Ltd.	249,000	205
*	JOYY Inc. ADR	5,287	205
	Tongwei Co. Ltd. Class A	53,408	204
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	124,000	202
	China Communications Services Corp. Ltd. Class H	380,000	200
*,2	China CITIC Financial Asset Management Co. Ltd. Class H	2,413,000	199
*	Minth Group Ltd.	114,000	196
	Zhongji Innolight Co. Ltd. Class A	11,100	196
*	China Gold International Resources Corp. Ltd.	38,700	196
	Poly Developments & Holdings Group Co. Ltd. Class A	136,800	195
	Bank of Beijing Co. Ltd. Class A	245,200	194
	China Merchants Securities Co. Ltd. Class A	72,820	194
	Beijing Enterprises Water Group Ltd.	704,000	193
	Chongqing Rural Commercial Bank Co. Ltd. Class H	343,000	189
	Huatai Securities Co. Ltd. Class A	74,500	186
	Wens Foodstuff Group Co. Ltd. Class A	76,700	185
*	China Southern Airlines Co. Ltd. Class A	197,500	185
	FinVolution Group ADR	26,539	185
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	112,300	184
	China Three Gorges Renewables Group Co. Ltd. Class A	289,000	183
*,2	Ping An Healthcare & Technology Co. Ltd.	94,630	182
	Bank of Nanjing Co. Ltd. Class A	123,900	181
	Huaxia Bank Co. Ltd. Class A	172,000	180
	Iflytek Co. Ltd. Class A	25,100	179
	Bank of Shanghai Co. Ltd. Class A	158,000	179
[1,2]	Meitu Inc.	475,500	178
*	Air China Ltd. Class A	154,300	177
	Hisense Home Appliances Group Co. Ltd. Class H	62,000	176
	Brilliance China Automotive Holdings Ltd.	472,000	175
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	130,037	174
	Chongqing Changan Automobile Co. Ltd. Class A	89,718	172
	Fosun International Ltd.	315,000	171
	Guotai Junan Securities Co. Ltd. Class A	64,800	171
	Hello Group Inc. ADR	25,303	170
	Shenzhen Transsion Holdings Co. Ltd. Class A	12,852	170
	Jiangsu Expressway Co. Ltd. Class H	166,000	169
	Grand Pharmaceutical Group Ltd.	289,000	169
	Shenwan Hongyuan Group Co. Ltd. Class A	226,600	169
*,2	Keymed Biosciences Inc.	34,000	169
	China Galaxy Securities Co. Ltd. Class A	77,600	168
	Lens Technology Co. Ltd. Class A	58,100	167
[2]	Orient Securities Co. Ltd. Class H	247,600	165
[1,2]	China Merchants Securities Co. Ltd. Class H	84,660	162
[2]	Shandong Gold Mining Co. Ltd. Class H	90,350	161
	Postal Savings Bank of China Co. Ltd. Class A	218,300	161

		Shares	Market Value ($000)
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	86,000	159
	Hangzhou Tigermed Consulting Co. Ltd. Class A	17,700	159
	Uni-President China Holdings Ltd.	179,000	158
	China Everbright Bank Co. Ltd. Class A	316,000	158
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	206,000	157
*	Daqo New Energy Corp. ADR	7,849	157
	Kingboard Laminates Holdings Ltd.	162,500	155
	JinkoSolar Holding Co. Ltd. ADR	6,954	154
	Rongsheng Petrochemical Co. Ltd. Class A	116,100	154
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	41,600	154
[2]	Jinxin Fertility Group Ltd.	398,000	154
	Fufeng Group Ltd.	250,000	153
	Xtep International Holdings Ltd.	222,500	151
	China Jinmao Holdings Group Ltd.	1,076,000	150
[2]	Topsports International Holdings Ltd.	475,000	150
*,2	NetEase Cloud Music Inc.	9,850	150
	ZTE Corp. Class A	34,300	149
	Eve Energy Co. Ltd. Class A	21,800	148
	Focus Media Information Technology Co. Ltd. Class A	151,700	146
	JCET Group Co. Ltd. Class A	26,900	146
	TCL Technology Group Corp. Class A	217,920	142
	360 Security Technology Inc. Class A	75,400	141
[1]	Guangzhou Automobile Group Co. Ltd. Class H	364,000	140
*,1,2	East Buy Holding Ltd.	73,000	139
	China Nonferrous Mining Corp. Ltd.	213,000	139
	Yunnan Baiyao Group Co. Ltd. Class A	17,300	138
	China Overseas Property Holdings Ltd.	205,000	138
	COSCO SHIPPING Ports Ltd.	236,000	137
	CSC Financial Co. Ltd. Class A	35,800	136
	Flat Glass Group Co. Ltd. Class A	38,300	136
	Yihai International Holding Ltd.	77,000	135
*	China Vanke Co. Ltd. Class A	110,700	132
	Central China Securities Co. Ltd. Class H	611,000	132
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	56,000	131
	China Construction Bank Corp. Class A	118,300	131
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	78,600	129
	Chongqing Changan Automobile Co. Ltd. Class B	275,392	128
	Eoptolink Technology Inc. Ltd. Class A	7,980	128
*,2	Luye Pharma Group Ltd.	390,500	127
	Everbright Securities Co. Ltd. Class A	46,500	127
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	26,800	127
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	400,800	126
	GoerTek Inc. Class A	35,400	125
	Tianli International Holdings Ltd.	225,000	125
	Jiangxi Copper Co. Ltd. Class A	42,800	125
*,2	Hygeia Healthcare Holdings Co. Ltd.	59,745	124
*	Kingsoft Cloud Holdings Ltd.	263,310	124
*	Alibaba Pictures Group Ltd.	2,200,000	121
[2]	BAIC Motor Corp. Ltd. Class H	417,000	121
[2]	Blue Moon Group Holdings Ltd.	222,000	121
*	XD Inc.	38,600	120
	IEIT Systems Co. Ltd. Class A	17,800	118
	Digital China Holdings Ltd.	242,000	117
*,1	Microport Scientific Corp.	151,300	117
	Chongqing Zhifei Biological Products Co. Ltd. Class A	28,600	117
	Yum China Holdings Inc.	2,493	116
*	Air China Ltd. Class H	178,000	116
	Henan Shuanghui Investment & Development Co. Ltd. Class A	34,100	116
	Montage Technology Co. Ltd. Class A	12,362	116
	Yangzijiang Financial Holding Ltd.	389,200	116
	Greentown Service Group Co. Ltd.	228,000	115
	Guangzhou Automobile Group Co. Ltd. Class A	93,700	115
*	Seazen Group Ltd.	444,567	115
	Fu Shou Yuan International Group Ltd.	228,000	114
	WUS Printed Circuit Kunshan Co. Ltd. Class A	21,840	113
*	EHang Holdings Ltd. ADR	7,225	112
*	China Traditional Chinese Medicine Holdings Co. Ltd.	390,000	111
	China Reinsurance Group Corp. Class H	1,035,000	111
	Gushengtang Holdings Ltd.	25,100	109
	Ganfeng Lithium Group Co. Ltd. Class A	18,494	108

		Shares	Market Value ($000)
	Guangdong Haid Group Co. Ltd. Class A	16,800	108
	Pharmaron Beijing Co. Ltd. Class A	28,020	108
	National Silicon Industry Group Co. Ltd. Class A	35,595	107
	Chaozhou Three-Circle Group Co. Ltd. Class A	20,800	106
*	ANE Cayman Inc.	101,000	106
	Consun Pharmaceutical Group Ltd.	100,000	104
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	34,600	104
*	COFCO Joycome Foods Ltd.	560,000	104
[2]	China Railway Signal & Communication Corp. Ltd. Class H	261,000	104
	Flat Glass Group Co. Ltd. Class H	58,000	104
*,2	Mobvista Inc.	101,000	104
*	DingDong Cayman Ltd. ADR	24,315	104
*,2,3	New Horizon Health Ltd.	56,500	103
*	China Southern Airlines Co. Ltd. Class H	208,000	102
	Sinotrans Ltd. Class H	242,000	102
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	175,900	102
	Shengyi Technology Co. Ltd. Class A	34,700	102
*	DPC Dash Ltd.	10,100	102
	Huizhou Desay Sv Automotive Co. Ltd. Class A	5,800	101
	COFCO Capital Holdings Co. Ltd. Class A	45,800	101
	Suzhou TFC Optical Communication Co. Ltd. Class A	7,000	101
*	Nine Dragons Paper Holdings Ltd.	245,000	100
	Sun Art Retail Group Ltd.	295,000	99
	Lingyi iTech Guangdong Co. Class A	83,100	99
*	Canadian Solar Inc.	7,929	98
	China Water Affairs Group Ltd.	176,000	98
*,2	Legend Holdings Corp. Class H	103,900	97
	SSY Group Ltd.	212,000	97
	Zhejiang NHU Co. Ltd. Class A	32,056	97
*	China Eastern Airlines Corp. Ltd. Class A	171,700	97
[2]	Simcere Pharmaceutical Group Ltd.	108,000	97
	Isoftstone Information Technology Group Co. Ltd. Class A	10,900	97
	Huadong Medicine Co. Ltd. Class A	17,700	96
*,2	InnoCare Pharma Ltd.	115,000	96
[2]	China Tourism Group Duty Free Corp. Ltd. Class H	14,400	96
	Zhongjin Gold Corp. Ltd. Class A	54,300	95
*	Nanfang Zhongjin Environment Co. Ltd. Class A	203,300	95
	Onewo Inc. Class H	33,500	95
	Anhui Expressway Co. Ltd. Class H	80,000	94
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	18,800	94
	Sichuan Expressway Co. Ltd. Class H	224,000	93
	JA Solar Technology Co. Ltd. Class A	38,439	93
	Huangshan Tourism Development Co. Ltd. Class B	122,860	92
	Goldwind Science & Technology Co. Ltd. Class A	59,100	92
	Canvest Environmental Protection Group Co. Ltd.	161,000	92
	Guangshen Railway Co. Ltd. Class H	338,000	91
	Tianneng Power International Ltd.	108,000	91
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	25,600	91
	China Everbright Ltd.	134,000	90
	Livzon Pharmaceutical Group Inc. Class H	26,300	90
	COSCO SHIPPING Development Co. Ltd. Class A	247,900	90
	Zhejiang Juhua Co. Ltd. Class A	29,000	90
	Poly Property Services Co. Ltd. Class H	22,000	90
	Huaneng Lancang River Hydropower Inc. Class A	69,800	90
	Jinko Solar Co. Ltd. Class A	73,660	90
*	Beijing Capital International Airport Co. Ltd. Class H	256,000	89
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	373,500	89
	Sany Heavy Equipment International Holdings Co. Ltd.	140,000	89
*	Vnet Group Inc. ADR	22,634	88
*	Jiangsu Hoperun Software Co. Ltd. Class A	10,400	88
	Skyworth Group Ltd.	225,111	87
	China National Chemical Engineering Co. Ltd. Class A	76,700	87
	Citic Pacific Special Steel Group Co. Ltd. Class A	53,300	87
	Shanghai International Port Group Co. Ltd. Class A	107,200	86
	Hundsun Technologies Inc. Class A	20,080	86
	Satellite Chemical Co. Ltd. Class A	34,400	86
	China Zheshang Bank Co. Ltd. Class H	312,000	86
	TCL Electronics Holdings Ltd.	128,000	85
	Sieyuan Electric Co. Ltd. Class A	7,900	85
*,2	Weimob Inc.	414,000	85

		Shares	Market Value ($000)
	First Tractor Co. Ltd. Class H	90,000	84
	Tianqi Lithium Corp. Class A	15,916	84
*	GigaDevice Semiconductor Inc. Class A	7,000	84
	Jiangsu Expressway Co. Ltd. Class A	42,700	84
	Mango Excellent Media Co. Ltd. Class A	20,600	83
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	13,260	83
	Sinotrans Ltd. Class A	114,000	83
	Jiangsu Zhongtian Technology Co. Ltd. Class A	37,400	83
	Grinm Advanced Materials Co. Ltd. Class A	26,600	83
*,2	Bairong Inc. Class B	68,000	83
	China Resources Building Materials Technology Holdings Ltd.	354,000	82
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	8,959	82
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	47,300	82
*	Lifetech Scientific Corp.	432,000	82
	Shanghai Rural Commercial Bank Co. Ltd. Class A	70,800	82
*,3	Country Garden Holdings Co. Ltd.	2,160,000	81
*	China Eastern Airlines Corp. Ltd. Class H	252,000	81
*	Yonghui Superstores Co. Ltd. Class A	114,500	81
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	13,200	81
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	68,400	80
	Trina Solar Co. Ltd. Class A	23,655	80
	Huayu Automotive Systems Co. Ltd. Class A	33,000	78
	Yutong Bus Co. Ltd. Class A	25,600	78
[2]	Genertec Universal Medical Group Co. Ltd.	128,500	78
*,2	Maoyan Entertainment	67,800	78
*	Canaan Inc. ADR	36,919	78
	Imeik Technology Development Co. Ltd. Class A	2,660	78
	Sihuan Pharmaceutical Holdings Group Ltd.	861,000	77
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	22,300	77
	Tianqi Lithium Corp. Class H	22,400	77
	Goldwind Science & Technology Co. Ltd. Class H	79,600	76
	Beijing New Building Materials plc Class A	19,300	76
	Zhejiang Huayou Cobalt Co. Ltd. Class A	16,900	76
[2]	Pharmaron Beijing Co. Ltd. Class H	43,750	76
	Lonking Holdings Ltd.	408,000	75
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	16,400	75
	Hisense Home Appliances Group Co. Ltd. Class A	20,000	75
[1]	China Risun Group Ltd.	189,000	75
	Wuxi Taiji Industry Ltd. Co. Class A	70,900	74
	Lufax Holding Ltd. ADR	30,161	74
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	26,700	73
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	50,200	73
*	Yonyou Network Technology Co. Ltd. Class A	39,600	73
	Sailun Group Co. Ltd. Class A	35,700	73
	China Resources Microelectronics Ltd. Class A	10,366	73
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	130,100	72
	China BlueChemical Ltd. Class H	280,000	72
	China Modern Dairy Holdings Ltd.	681,000	72
	Beijing Tong Ren Tang Co. Ltd. Class A	12,700	72
	Orient Securities Co. Ltd. Class A	47,532	72
	Yunnan Aluminium Co. Ltd. Class A	38,000	72
	Sichuan Changhong Electric Co. Ltd. Class A	47,800	72
	China Railway Signal & Communication Corp. Ltd. Class A	81,745	72
*,2	Yidu Tech Inc.	101,800	72
	China Shineway Pharmaceutical Group Ltd.	57,000	71
	PAX Global Technology Ltd.	107,000	71
[2]	Everbright Securities Co. Ltd. Class H	66,632	71
	JNBY Design Ltd.	37,500	71
	Shandong Nanshan Aluminum Co. Ltd. Class A	128,400	71
	Wingtech Technology Co. Ltd. Class A	12,600	71
*	Xinte Energy Co. Ltd. Class H	64,400	71
*	Shanghai MicroPort MedBot Group Co. Ltd.	56,000	71
*	OFILM Group Co. Ltd. Class A	37,700	70
	Bank of Chongqing Co. Ltd. Class H	95,000	70
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	14,400	70
	Poly Property Group Co. Ltd.	334,000	69
*	CPMC Holdings Ltd.	78,000	69
	Shoucheng Holdings Ltd.	559,600	69
	Sichuan Development Lomon Co. Ltd. Class A	25,800	69
	China Overseas Grand Oceans Group Ltd.	285,000	68

		Shares	Market Value ($000)
	Yuexiu REIT	541,206	68
	China Education Group Holdings Ltd.	151,000	68
	Lee & Man Paper Manufacturing Ltd.	225,000	67
	Guosen Securities Co. Ltd. Class A	42,300	67
	Sinoma International Engineering Co. Class A	46,000	67
*	Gaotu Techedu Inc. ADR	23,720	67
*	Hopson Development Holdings Ltd.	167,721	67
	West China Cement Ltd.	336,000	66
	Yealink Network Technology Corp. Ltd. Class A	12,600	66
	Shanghai Pudong Construction Co. Ltd. Class A	74,100	66
	Shanghai Belling Co. Ltd. Class A	12,400	66
*	Fenbi Ltd.	191,500	66
	China International Marine Containers Group Co. Ltd. Class H	91,250	65
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	23,600	65
	China Jushi Co. Ltd. Class A	41,444	65
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	16,500	65
	Maxscend Microelectronics Co. Ltd. Class A	5,040	65
	Ningbo Orient Wires & Cables Co. Ltd. Class A	8,100	65
	Ming Yuan Cloud Group Holdings Ltd.	188,000	65
	Shaanxi International Trust Co. Ltd. Class A	118,700	64
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	43,750	64
	New China Life Insurance Co. Ltd. Class A	9,700	64
*,2	China Bohai Bank Co. Ltd. Class H	561,500	64
	Minmetals Capital Co. Ltd. Class A	63,200	64
	Shenzhen Expressway Corp. Ltd. Class H	70,000	63
	Wasion Holdings Ltd.	72,000	63
	China Lesso Group Holdings Ltd.	136,000	62
	China Resources Medical Holdings Co. Ltd.	124,500	62
[2]	Zhou Hei Ya International Holdings Co. Ltd.	278,500	62
	Victory Giant Technology Huizhou Co. Ltd. Class A	11,000	62
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	15,700	62
*	Western Region Gold Co. Ltd. Class A	35,600	62
	Tong Ren Tang Technologies Co. Ltd. Class H	93,000	61
	Tongling Nonferrous Metals Group Co. Ltd. Class A	132,700	61
	SG Micro Corp. Class A	5,000	61
[2]	Jiumaojiu International Holdings Ltd.	141,000	61
	CNGR Advanced Material Co. Ltd. Class A	10,920	61
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	48,000	60
	Transfar Zhilian Co. Ltd. Class A	87,700	60
	Beijing Tiantan Biological Products Corp. Ltd. Class A	20,280	60
	YTO Express Group Co. Ltd. Class A	29,800	60
*,2	Remegen Co. Ltd. Class H	26,000	60
	Beijing Roborock Technology Co. Ltd. Class A	1,994	60
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	10,400	60
*,2	Red Star Macalline Group Corp. Ltd. Class H	226,000	59
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	30,000	59
	Chongqing Rural Commercial Bank Co. Ltd. Class A	75,600	59
	Yuexiu Transport Infrastructure Ltd.	120,000	58
	Changchun High-Tech Industry Group Co. Ltd. Class A	3,900	58
[2]	Angelalign Technology Inc.	7,200	58
	Bank of Chongqing Co. Ltd. Class A	46,700	58
	Yunnan Yuntianhua Co. Ltd. Class A	19,000	58
	China Oriental Group Co. Ltd.	390,000	57
*	Guangzhou R&F Properties Co. Ltd. Class H	264,800	57
*	Hytera Communications Corp. Ltd. Class A	23,100	57
*	New Hope Liuhe Co. Ltd. Class A	43,000	57
*	Tianfeng Securities Co. Ltd. Class A	84,400	57
	SUPCON Technology Co. Ltd. Class A	8,466	57
*	Sohu.com Ltd. ADR	4,291	56
	Dong-E-E-Jiao Co. Ltd. Class A	7,000	56
	LB Group Co. Ltd. Class A	22,600	56
	Huagong Tech Co. Ltd. Class A	11,200	56
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	10,200	56
[2]	Sunac Services Holdings Ltd.	244,000	56
*	Hainan Airport Infrastructure Co. Ltd. Class A	104,821	56
	GalaxyCore Inc. Class A	25,373	56
	Concord New Energy Group Ltd.	820,000	55
	Beibuwan Port Co. Ltd. Class A	51,190	55
*,2	Shanghai Junshi Biosciences Co. Ltd. Class H	32,400	55
	COSCO SHIPPING Development Co. Ltd. Class H	404,000	54

		Shares	Market Value ($000)
	Shandong Sun Paper Industry JSC Ltd. Class A	26,500	54
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	12,300	54
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	8,700	53
	Industrial Securities Co. Ltd. Class A	59,880	53
	Gotion High-tech Co. Ltd. Class A	16,600	53
	China Zheshang Bank Co. Ltd. Class A	130,740	53
	People.cn Co. Ltd. Class A	15,200	53
	GEM Co. Ltd. Class A	53,900	52
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	2,800	52
	Accelink Technologies Co. Ltd. Class A	8,800	52
*,2	CanSino Biologics Inc. Class H	14,400	52
*,2	Alphamab Oncology	105,000	52
	Goneo Group Co. Ltd. Class A	5,220	52
	Tiangong International Co. Ltd.	188,000	51
	China Yongda Automobiles Services Holdings Ltd.	206,000	51
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	26,100	51
	Youngor Fashion Co. Ltd. Class A	44,999	51
[2]	AsiaInfo Technologies Ltd.	66,000	51
	DeHua TB New Decoration Materials Co. Ltd. Class A	30,200	51
	APT Medical Inc. Class A	1,007	51
	NetDragon Websoft Holdings Ltd.	38,500	50
	Guangzhou Restaurant Group Co. Ltd. Class A	22,000	50
*	Q Technology Group Co. Ltd.	65,000	50
	Unisplendour Corp. Ltd. Class A	13,860	49
	Guoyuan Securities Co. Ltd. Class A	41,700	49
	YGSOFT Inc. Class A	55,440	49
	Shenzhen Kaifa Technology Co. Ltd. Class A	17,500	49
	First Capital Securities Co. Ltd. Class A	39,600	49
	Sunresin New Materials Co. Ltd. Class A	6,400	49
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	1,990	49
	Zangge Mining Co. Ltd. Class A	12,100	49
	Xiamen Amoytop Biotech Co. Ltd. Class A	4,762	49
*	Adicon Holdings Ltd.	57,500	49
	CSG Holding Co. Ltd. Class B	161,300	48
*	FIH Mobile Ltd.	399,000	48
	Zhejiang Hailiang Co. Ltd. Class A	35,700	48
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	9,000	48
[2]	A-Living Smart City Services Co. Ltd.	125,500	48
	China Rare Earth Resources & Technology Co. Ltd. Class A	11,200	48
	Innuovo Technology Co. Ltd. Class A	32,800	48
*	SOHO China Ltd.	494,000	47
	AVIC Industry-Finance Holdings Co. Ltd. Class A	82,900	47
[2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	31,500	47
	Nanjing Iron & Steel Co. Ltd. Class A	81,000	47
*	Seazen Holdings Co. Ltd. Class A	24,500	47
	China International Marine Containers Group Co. Ltd. Class A	41,450	47
	Ming Yang Smart Energy Group Ltd. Class A	23,800	47
	Shenzhen Topband Co. Ltd. Class A	27,100	47
	China Hainan Rubber Industry Group Co. Ltd. Class A	58,500	47
	China Foods Ltd.	146,000	46
	China Lilang Ltd.	95,000	46
	Yunnan Energy New Material Co. Ltd. Class A	8,800	46
	Eastroc Beverage Group Co. Ltd. Class A	1,560	46
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	74,700	45
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	29,400	45
	Livzon Pharmaceutical Group Inc. Class A	8,500	45
	Shanghai Stonehill Technology Co. Ltd. Class A	87,400	45
*	Red Star Macalline Group Corp. Ltd. Class A	85,900	45
	BOE Technology Group Co. Ltd. Class B	122,100	44
	Sinofert Holdings Ltd.	316,000	44
	Changjiang Securities Co. Ltd. Class A	45,300	44
	Chongqing Water Group Co. Ltd. Class A	63,700	44
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	18,500	44
*	Hubei Dinglong Co. Ltd. Class A	11,300	44
	Shenzhen Expressway Corp. Ltd. Class A	27,700	44
	Changzheng Engineering Technology Co. Ltd. Class A	18,300	44
	Yili Chuanning Biotechnology Co. Ltd. Class A	24,200	44
[2]	AK Medical Holdings Ltd.	62,000	43
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	52,800	43
	Haohua Chemical Science & Technology Co. Ltd. Class A	10,200	43

		Shares	Market Value ($000)
*	Yeahka Ltd.	33,200	43
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	2,013	43
	Qingdao Sentury Tire Co. Ltd. Class A	12,040	43
	Solareast Holdings Co. Ltd. Class A	14,200	43
*	Zhihu Inc. ADR	11,913	43
*	Yanlord Land Group Ltd.	88,100	42
	Guangdong Provincial Expressway Development Co. Ltd. Class B	44,700	42
	BOE Varitronix Ltd.	59,000	42
	Caitong Securities Co. Ltd. Class A	35,800	42
	Shenghe Resources Holding Co. Ltd. Class A	26,300	42
	Jinduicheng Molybdenum Co. Ltd. Class A	28,700	42
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	25,100	42
	MLS Co. Ltd. Class A	34,200	42
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	24,500	42
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	103,900	42
	CQ Pharmaceutical Holding Co. Ltd. Class A	52,800	42
*	Wellhope Foods Co. Ltd. Class A	35,500	42
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	26,300	42
	JCHX Mining Management Co. Ltd. Class A	7,700	42
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	35,200	42
	Hangcha Group Co. Ltd. Class A	17,640	42
*,2	Ocumension Therapeutics	63,500	42
*	Amlogic Shanghai Co. Ltd. Class A	4,360	42
	AIMA Technology Group Co. Ltd. Class A	8,250	42
	Geovis Technology Co. Ltd. Class A	5,083	42
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	4,940	42
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	17,400	41
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	22,500	41
	Perfect World Co. Ltd. Class A	23,000	41
	Xiamen C & D Inc. Class A	29,900	41
	Shenzhen Megmeet Electrical Co. Ltd. Class A	7,200	41
	Bank of Changsha Co. Ltd. Class A	34,700	41
	Nanjing Gaoke Co. Ltd. Class A	36,400	41
	Hengyi Petrochemical Co. Ltd. Class A	48,000	41
	China Railway Materials Co. Ltd. Class A	102,600	41
	People's Insurance Co. Group of China Ltd. Class A	40,900	41
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	5,900	41
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	3,900	41
	Bestechnic Shanghai Co. Ltd. Class A	1,058	41
	Shui On Land Ltd.	446,000	40
*	Angang Steel Co. Ltd. Class A	118,000	40
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	7,600	40
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	21,100	40
	Ginlong Technologies Co. Ltd. Class A	4,200	40
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	5,800	40
	Chervon Holdings Ltd.	18,400	40
*	QuantumCTek Co. Ltd. Class A	958	40
	DHC Software Co. Ltd. Class A	35,800	39
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	15,000	39
	SooChow Securities Co. Ltd. Class A	34,100	39
*	Bohai Leasing Co. Ltd. Class A	68,400	39
	State Grid Information & Communication Co. Ltd. Class A	12,700	39
*	Hainan Meilan International Airport Co. Ltd. Class H	35,000	39
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	5,728	39
	Zhejiang Longsheng Group Co. Ltd. Class A	26,900	38
	HLA Group Corp. Ltd. Class A	44,213	38
	Cheng De Lolo Co. Ltd. Class A	30,000	38
	Xuji Electric Co. Ltd. Class A	10,500	38
	GRG Banking Equipment Co. Ltd. Class A	20,700	38
	Zhejiang Dingli Machinery Co. Ltd. Class A	4,500	38
	Wuhan DR Laser Technology Corp. Ltd. Class A	3,584	38
	Chifeng Jilong Gold Mining Co. Ltd. Class A	16,000	38
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	7,060	38
[2]	Linklogis Inc. Class B	176,500	38
	Zhejiang Cfmoto Power Co. Ltd. Class A	1,900	38
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	4,788	38
	Eastern Air Logistics Co. Ltd. Class A	17,700	38
	Liaoning Chengda Biotechnology Co. Ltd. Class A	10,140	38
	Meihua Holdings Group Co. Ltd. Class A	25,300	38
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	5,200	38

		Shares	Market Value ($000)
*	Agile Group Holdings Ltd.	358,000	37
	Kingnet Network Co. Ltd. Class A	19,700	37
	Xiamen Intretech Inc. Class A	19,000	37
	Oriental Pearl Group Co. Ltd. Class A	31,800	37
	Liaoning Port Co. Ltd. Class A	169,500	37
	Luxi Chemical Group Co. Ltd. Class A	23,200	37
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	18,200	37
	Jiangsu Financial Leasing Co. Ltd. Class A	51,700	37
*,2,3	Venus MedTech Hangzhou Inc. Class H	51,000	37
	China Tungsten & Hightech Materials Co. Ltd. Class A	24,830	37
	Shanghai Zhonggu Logistics Co. Ltd. Class A	30,192	37
*	BeiGene Ltd. Class A	1,464	37
	Hunan Valin Steel Co. Ltd. Class A	58,400	36
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	33,700	36
	Jointown Pharmaceutical Group Co. Ltd. Class A	48,166	36
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	42,700	36
	Avary Holding Shenzhen Co. Ltd. Class A	7,800	36
*	Youdao Inc. ADR	5,399	36
	Huali Industrial Group Co. Ltd. Class A	3,400	36
	Shenzhen Envicool Technology Co. Ltd. Class A	7,020	36
	Cathay Biotech Inc. Class A	5,868	36
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	5,600	36
*	COL Group Co. Ltd. Class A	8,500	36
	Gemdale Properties & Investment Corp. Ltd.	924,000	35
	Guangdong Provincial Expressway Development Co. Ltd. Class A	21,500	35
	Thunder Software Technology Co. Ltd. Class A	4,500	35
	Walvax Biotechnology Co. Ltd. Class A	17,000	35
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	18,700	35
	Gemdale Corp. Class A	43,900	35
	Xiamen Tungsten Co. Ltd. Class A	12,100	35
	China National Medicines Corp. Ltd. Class A	7,300	35
	Changchun Faway Automobile Components Co. Ltd. Class A	26,600	35
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	18,600	35
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	9,400	35
	Konfoong Materials International Co. Ltd. Class A	3,300	35
	Hangzhou First Applied Material Co. Ltd. Class A	14,200	35
	GRG Metrology & Test Group Co. Ltd. Class A	14,900	35
	City Development Environment Co. Ltd. Class A	18,700	35
[2]	Medlive Technology Co. Ltd.	27,500	35
	Bloomage Biotechnology Corp. Ltd. Class A	4,292	35
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	15,700	35
	INESA Intelligent Tech Inc. Class B	50,600	34
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	19,500	34
	Qingdao Port International Co. Ltd. Class A	28,400	34
	Hisense Visual Technology Co. Ltd. Class A	12,900	34
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	13,300	34
	B-Soft Co. Ltd. Class A	45,260	34
	Xinyi Energy Holdings Ltd.	324,800	34
	Sinofibers Technology Co. Ltd. Class A	9,000	34
	Shanghai Moons' Electric Co. Ltd. Class A	4,600	34
*	Antong Holdings Co. Ltd. Class A	82,200	34
	Chengdu Hi-tech Development Co. Ltd. Class A	4,100	34
	Capital Securities Co. Ltd. Class A	10,000	34
	Health & Happiness H&H International Holdings Ltd.	26,500	33
	Heilongjiang Agriculture Co. Ltd. Class A	16,200	33
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	13,200	33
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	11,000	33
	TangShan Port Group Co. Ltd. Class A	56,000	33
	Do-Fluoride New Materials Co. Ltd. Class A	17,700	33
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	14,200	33
	China Tianying Inc. Class A	45,200	33
	Sinotruk Jinan Truck Co. Ltd. Class A	14,420	33
	Wuhan Jingce Electronic Group Co. Ltd. Class A	3,400	33
	Huaxin Cement Co. Ltd. Class A	18,500	33
	Shenzhen Kinwong Electronic Co. Ltd. Class A	9,600	33
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	12,800	33
*	Talkweb Information System Co. Ltd. Class A	11,800	33
	DBG Technology Co. Ltd. Class A	7,500	33
*	Tsinghua Tongfang Co. Ltd. Class A	31,800	33
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	9,200	33

		Shares	Market Value ($000)
*,2	JS Global Lifestyle Co. Ltd.	176,000	33
	Anjoy Foods Group Co. Ltd. Class A	2,700	33
	Winner Medical Co. Ltd. Class A	6,800	33
	Kingsemi Co. Ltd. Class A	2,331	33
*	Vantone Neo Development Group Co. Ltd. Class A	25,100	33
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	21,100	32
	China TransInfo Technology Co. Ltd. Class A	22,600	32
	SDIC Capital Co. Ltd. Class A	30,300	32
	Han's Laser Technology Industry Group Co. Ltd. Class A	8,800	32
	CSSC Science & Technology Co. Ltd. Class A	17,200	32
	Weihai Guangwei Composites Co. Ltd. Class A	6,720	32
	Henan Yuguang Gold & Lead Co. Ltd. Class A	34,100	32
	Shenzhen FRD Science & Technology Co. Ltd. Class A	11,700	32
	Lakala Payment Co. Ltd. Class A	11,000	32
	Skshu Paint Co. Ltd. Class A	4,732	32
	Beijing Sinnet Technology Co. Ltd. Class A	20,400	32
*	Shandong Dongyue Silicone Material Co. Ltd. Class A	27,800	32
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	33,400	32
	Raytron Technology Co. Ltd. Class A	4,763	32
*	Shanghai Junshi Biosciences Co. Ltd. Class A	7,320	32
	Yibin Tianyuan Group Co. Ltd. Class A	47,940	32
*,2	AInnovation Technology Group Co. Ltd.	42,400	32
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	43,400	32
	Jiayou International Logistics Co. Ltd. Class A	11,000	32
	Sharetronic Data Technology Co. Ltd. Class A	2,500	32
*,3	China Dili Group	378,000	32
	Shenzhen Sunway Communication Co. Ltd. Class A	8,800	31
	Hangzhou Robam Appliances Co. Ltd. Class A	9,800	31
	Yunnan Tin Co. Ltd. Class A	15,300	31
	FAW Jiefang Group Co. Ltd. Class A	26,200	31
*	Beijing Dabeinong Technology Group Co. Ltd. Class A	49,400	31
	FAWER Automotive Parts Co. Ltd. Class A	42,100	31
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	34,900	31
	Advanced Technology & Materials Co. Ltd. Class A	18,300	31
	CCCC Design & Consulting Group Co. Ltd. Class A	23,300	31
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	25,500	31
	Foryou Corp. Class A	7,200	31
	Shenzhen SED Industry Co. Ltd. Class A	11,800	31
*,2	Haichang Ocean Park Holdings Ltd.	589,000	31
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	9,400	31
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	6,700	31
	Ningbo Joyson Electronic Corp. Class A	14,200	31
	Shenzhen Investment Ltd.	266,000	30
	Shenzhen Agricultural Products Group Co. Ltd. Class A	28,200	30
	Lepu Medical Technology Beijing Co. Ltd. Class A	17,800	30
*	China Reform Health Management & Services Group Co. Ltd. Class A	15,300	30
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	16,600	30
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	47,000	30
	Zhejiang Supor Co. Ltd. Class A	4,200	30
	Red Avenue New Materials Group Co. Ltd. Class A	6,100	30
	Zhejiang Meida Industrial Co. Ltd. Class A	25,900	30
[2]	Qingdao Port International Co. Ltd. Class H	43,000	30
	Sinolink Securities Co. Ltd. Class A	23,400	30
*	Quzhou Xin'an Development Co. Ltd. Class A	73,800	30
	Xiamen ITG Group Corp. Ltd. Class A	32,000	30
	Jiangsu Yangnong Chemical Co. Ltd. Class A	4,000	30
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	30,600	30
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	47,400	30
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	17,900	30
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	18,200	30
	Kangji Medical Holdings Ltd.	39,500	30
*	Jinke Smart Services Group Co. Ltd. Class H	35,700	30
	Sichuan New Energy Power Co. Ltd. Class A	19,600	30
	China Automotive Engineering Research Institute Co. Ltd. Class A	12,000	30
*	Nations Technologies Inc. Class A	7,100	30
*	Qi An Xin Technology Group Inc. Class A	7,104	30
	JSTI Group Class A	18,000	29
	Topchoice Medical Corp. Class A	4,207	29
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	4,600	29
	Beijing United Information Technology Co. Ltd. Class A	7,830	29

		Shares	Market Value ($000)
	PhiChem Corp. Class A	11,200	29
	Digital China Group Co. Ltd. Class A	6,200	29
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	8,710	29
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	45,600	29
	Zhuhai Port Co. Ltd. Class A	39,400	29
	Zhuhai CosMX Battery Co. Ltd. Class A	12,702	29
	Qilu Bank Co. Ltd. Class A	41,100	29
	Eyebright Medical Technology Beijing Co. Ltd. Class A	2,287	29
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	2,800	29
	TRS Information Technology Corp. Ltd. Class A	8,900	29
*	Tianma Microelectronics Co. Ltd. Class A	22,500	28
	Sealand Securities Co. Ltd. Class A	44,000	28
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	13,600	28
	Shandong Hi-speed Co. Ltd. Class A	21,900	28
	China Film Co. Ltd. Class A	16,828	28
	Jilin Electric Power Co. Ltd. Class A	37,000	28
	Yunnan Copper Co. Ltd. Class A	15,700	28
	Taiji Computer Corp. Ltd. Class A	7,400	28
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	6,500	28
	Beijing WKW Automotive Parts Co. Ltd. Class A	50,300	28
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,400	28
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	24,300	28
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	9,400	28
	Huaxin Cement Co. Ltd. Class H	28,200	28
	Shanghai Huace Navigation Technology Ltd. Class A	5,300	28
*	Xinxiang Chemical Fiber Co. Ltd. Class A	47,700	28
	Rianlon Corp. Class A	7,200	28
	Zhongmin Energy Co. Ltd. Class A	31,200	28
*	Shenzhen Baoming Technology Co. Ltd. Class A	3,200	28
	CETC Potevio Science & Technology Co. Ltd. Class A	9,000	27
	Beijing Shougang Co. Ltd. Class A	62,200	27
	Hexing Electrical Co. Ltd. Class A	5,300	27
	China Merchants Port Group Co. Ltd. Class A	9,500	27
	TianShan Material Co. Ltd. Class A	30,100	27
	Asymchem Laboratories Tianjin Co. Ltd. Class A	2,300	27
	Gaona Aero Material Co. Ltd. Class A	11,680	27
	Joinn Laboratories China Co. Ltd. Class A	10,897	27
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	2,352	27
	Jiangsu Azure Corp. Class A	18,100	27
	Chengdu RML Technology Co. Ltd. Class A	3,640	27
*	3peak Inc. Class A	1,817	27
*	Sichuan Hongda Co. Ltd. Class A	23,900	27
	Citic Offshore Helicopter Co. Ltd. Class A	6,900	27
	Shenzhen CECport Technologies Co. Ltd. Class A	10,100	27
*	Chengdu CORPRO Technology Co. Ltd. Class A	7,900	26
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	38,400	26
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	62,100	26
	BBMG Corp. Class A	100,200	26
*	Chongqing Iron & Steel Co. Ltd. Class A	126,900	26
	Sino-Platinum Metals Co. Ltd. Class A	13,363	26
[2]	China East Education Holdings Ltd.	70,000	26
	Sino Wealth Electronic Ltd. Class A	7,469	26
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	9,180	26
	Eastern Communications Co. Ltd. Class A	13,600	26
	Kingfa Sci & Tech Co. Ltd. Class A	21,300	26
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	27,500	26
*	Founder Technology Group Corp. Class A	40,500	26
*	Hwa Create Co. Ltd. Class A	7,600	26
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	39,000	26
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	20,598	26
	China Kings Resources Group Co. Ltd. Class A	7,920	26
	Fujian Boss Software Development Co. Ltd. Class A	10,300	26
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	2,662	26
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	15,900	26
	Andon Health Co. Ltd. Class A	4,300	26
	Shanghai United Imaging Healthcare Co. Ltd. Class A	1,432	26
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	9,800	26
	Laobaixing Pharmacy Chain JSC Class A	9,826	25
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	49,600	25
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	20,200	25

		Shares	Market Value ($000)
*	Fulin Precision Co. Ltd. Class A	11,650	25
	Shanghai Yaoji Technology Co. Ltd. Class A	5,600	25
*	Shanghai DZH Ltd. Class A	19,300	25
	Guangdong Topstar Technology Co. Ltd. Class A	6,100	25
	Shanghai Haohai Biological Technology Co. Ltd. Class A	2,821	25
*	Bestway Marine & Energy Technology Co. Ltd. Class A	34,700	25
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	2,800	25
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	6,000	25
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	13,300	25
	Xiamen Bank Co. Ltd. Class A	31,800	25
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	12,100	25
	Henan Mingtai Al Industrial Co. Ltd. Class A	14,900	25
	Hoymiles Power Electronics Inc. Class A	1,410	25
	Triangle Tyre Co. Ltd. Class A	12,000	25
	INESA Intelligent Tech Inc. Class A	12,000	25
*	Nanjing Tanker Corp. Class A	57,500	25
	Willfar Information Technology Co. Ltd. Class A	4,990	25
*	Sinocelltech Group Ltd. Class A	4,651	25
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	32,100	25
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	23,200	25
	Eastern Communications Co. Ltd. Class B	56,000	24
*	Alpha Group Class A	18,300	24
	Hainan Strait Shipping Co. Ltd. Class A	27,750	24
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	5,400	24
	Tasly Pharmaceutical Group Co. Ltd. Class A	12,000	24
	Shanghai Jahwa United Co. Ltd. Class A	9,800	24
*	Sinochem International Corp. Class A	40,100	24
	Anhui Construction Engineering Group Co. Ltd. Class A	35,000	24
	Zhejiang Jingu Co. Ltd. Class A	15,900	24
	Wuhu Token Science Co. Ltd. Class A	24,700	24
	Shenzhen Sunline Tech Co. Ltd. Class A	10,300	24
	Electric Connector Technology Co. Ltd. Class A	3,100	24
	Beijing eGOVA Co. Ltd. Class A	8,880	24
	Tibet Urban Development & Investment Co. Ltd. Class A	13,600	24
	Risen Energy Co. Ltd. Class A	11,800	24
	Shanghai Wanye Enterprises Co. Ltd. Class A	9,200	24
	Nantong Jianghai Capacitor Co. Ltd. Class A	9,500	24
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	10,400	24
*	Beijing Compass Technology Development Co. Ltd. Class A	1,700	24
*	Anhui Tatfook Technology Co. Ltd. Class A	13,000	24
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	22,490	24
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	4,709	24
	Leader Harmonious Drive Systems Co. Ltd. Class A	1,385	24
*	Farasis Energy Gan Zhou Co. Ltd. Class A	14,630	24
	Sanwei Holding Group Co. Ltd. Class A	12,900	24
	XTC New Energy Materials Xiamen Co. Ltd. Class A	3,429	24
	DongFeng Automobile Co. Ltd. Class A	23,400	24
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	12,200	24
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	33,900	23
	Zhejiang Communications Technology Co. Ltd. Class A	36,960	23
	BGI Genomics Co. Ltd. Class A	3,600	23
	Sichuan Hexie Shuangma Co. Ltd. Class A	10,400	23
	China Meheco Group Co. Ltd. Class A	13,800	23
	Anhui Expressway Co. Ltd. Class A	11,500	23
	Shandong Linglong Tyre Co. Ltd. Class A	8,700	23
*	Grandjoy Holdings Group Co. Ltd. Class A	50,100	23
	Shennan Circuits Co. Ltd. Class A	1,700	23
	China Enterprise Co. Ltd. Class A	55,401	23
	Zhuhai Huafa Properties Co. Ltd. Class A	24,300	23
	Shenzhen Gongjin Electronics Co. Ltd. Class A	20,000	23
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	16,600	23
*	Beijing Tongtech Co. Ltd. Class A	9,020	23
	Yusys Technologies Co. Ltd. Class A	7,680	23
	Zhuzhou Times New Material Technology Co. Ltd. Class A	12,300	23
	Shanghai Chinafortune Co. Ltd. Class A	10,600	23
	China Wafer Level CSP Co. Ltd. Class A	6,000	23
*	YaGuang Technology Group Co. Ltd. Class A	24,200	23
	Shanghai Liangxin Electrical Co. Ltd. Class A	23,700	23
*	Dada Nexus Ltd. ADR	15,544	23
	Three's Co. Media Group Co. Ltd. Class A	4,663	23

		Shares	Market Value ($000)
	Guangdong Advertising Group Co. Ltd. Class A	18,900	23
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	26,000	23
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	30,200	23
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	10,900	23
	Dazhong Mining Co. Ltd.	17,100	23
	Zhejiang Yinlun Machinery Co. Ltd. Class A	9,400	23
	Espressif Systems Shanghai Co. Ltd. Class A	1,073	23
*	Shenyang Jinbei Automotive Co. Ltd. Class A	23,000	23
	Hangzhou Iron & Steel Co. Class A	41,300	23
*	Shandong Iron & Steel Co. Ltd. Class A	111,100	23
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	43,100	23
	Motic Xiamen Electric Group Co. Ltd. Class A	7,800	23
*	Suzhou Secote Precision Electronic Co. Ltd. Class A	2,100	23
	Changzhou Fusion New Material Co. Ltd. Class A	2,692	23
	Suofeiya Home Collection Co. Ltd. Class A	8,600	22
	Chengdu Xingrong Environment Co. Ltd. Class A	22,200	22
	Northeast Securities Co. Ltd. Class A	19,200	22
	Sunward Intelligent Equipment Co. Ltd. Class A	20,700	22
	Wushang Group Co. Ltd. Class A	17,300	22
	Estun Automation Co. Ltd. Class A	8,500	22
	Greattown Holdings Ltd. Class A	42,300	22
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	6,160	22
	Valiant Co. Ltd. Class A	15,000	22
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	8,700	22
	Guangdong Dowstone Technology Co. Ltd. Class A	9,200	22
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	13,700	22
*	China Aluminum International Engineering Corp. Ltd. Class A	33,900	22
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	7,657	22
	China Meidong Auto Holdings Ltd.	72,000	22
	Amoy Diagnostics Co. Ltd. Class A	6,420	22
	Lianhe Chemical Technology Co. Ltd. Class A	26,100	22
	Xiamen Xiangyu Co. Ltd. Class A	26,100	22
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	30,300	22
	Edan Instruments Inc. Class A	13,000	22
	Sichuan Jiuzhou Electric Co. Ltd. Class A	9,400	22
*,1	CMGE Technology Group Ltd.	218,000	22
	Hangzhou Onechance Tech Corp. Class A	6,600	22
	GCL Energy Technology Co. Ltd. Class A	19,800	22
*	Shanghai Milkground Food Tech Co. Ltd. Class A	8,600	22
	Hangzhou Lion Microelectronics Co. Ltd. Class A	6,000	22
	Tibet Mineral Development Co. Ltd. Class A	6,700	22
	Sineng Electric Co. Ltd. Class A	3,144	22
	Shanghai Huafon Aluminium Corp. Class A	10,400	22
	iRay Technology Co. Ltd. Class A	1,369	22
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	14,300	22
	Henan Liliang Diamond Co. Ltd. Class A	5,700	22
	East China Engineering Science & Technology Co. Ltd. Class A	15,100	22
	XGD Inc. Class A	6,000	22
	Sichuan Injet Electric Co. Ltd. Class A	2,700	22
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	28,900	22
*	Shenyang Machine Tool Co. Ltd. Class A	20,900	22
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	27,000	21
*	Gosuncn Technology Group Co. Ltd. Class A	24,100	21
	Jiangsu Guotai International Group Co. Ltd. Class A	19,400	21
	Anhui Jinhe Industrial Co. Ltd. Class A	6,000	21
	Zhejiang Chint Electrics Co. Ltd. Class A	6,700	21
	Sinocare Inc. Class A	5,700	21
	Titan Wind Energy Suzhou Co. Ltd. Class A	16,700	21
	Hangjin Technology Co. Ltd. Class A	7,800	21
*	Wuhan P&S Information Technology Co. Ltd. Class A	14,600	21
	Sai Micro Electronics Inc. Class A	7,600	21
	Sonoscape Medical Corp. Class A	4,400	21
	Bright Real Estate Group Co. Ltd. Class A	39,200	21
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	12,400	21
*	Gree Real Estate Co. Ltd. Class A	19,500	21
	Tofflon Science & Technology Group Co. Ltd. Class A	10,300	21
	China CAMC Engineering Co. Ltd. Class A	17,200	21
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	16,500	21
	Infore Environment Technology Group Co. Ltd. Class A	29,500	21
*	Beiqi Foton Motor Co. Ltd. Class A	57,600	21

		Shares	Market Value ($000)
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	28,800	21
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	7,700	21
	Fibocom Wireless Inc. Class A	8,820	21
	Jinko Power Technology Co. Ltd. Class A	50,100	21
	CETC Digital Technology Co. Ltd. Class A	6,240	21
	Chengdu Leejun Industrial Co. Ltd. Class A	21,800	21
	Shenzhen Senior Technology Material Co. Ltd. Class A	13,000	21
	Zhejiang HangKe Technology Inc. Co. Class A	7,252	21
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	14,448	21
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	8,500	21
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	2,900	21
	Hainan Drinda New Energy Technology Co. Ltd. Class A	2,200	21
	Xi'an Bright Laser Technologies Co. Ltd. Class A	3,206	21
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	62,300	21
	Arctech Solar Holding Co. Ltd. Class A	1,920	21
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	1,251	21
	Huaming Power Equipment Co. Ltd. Class A	8,700	21
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	2,176	21
*	Rising Nonferrous Metals Share Co. Ltd. Class A	5,000	21
	FESCO Group Co. Ltd. Class A	7,800	21
	Castech Inc. Class A	4,500	21
	Shanghai Highly Group Co. Ltd. Class A	12,300	21
*	Angang Steel Co. Ltd. Class H	110,000	20
	Shenzhen Das Intellitech Co. Ltd. Class A	42,600	20
	Beijing Strong Biotechnologies Inc. Class A	9,900	20
	IKD Co. Ltd. Class A	8,900	20
*	China Fortune Land Development Co. Ltd. Class A	48,900	20
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	5,000	20
	Anhui Xinhua Media Co. Ltd. Class A	20,002	20
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	12,400	20
	Telling Telecommunication Holding Co. Ltd. Class A	10,900	20
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	5,800	20
	JL Mag Rare-Earth Co. Ltd. Class A	7,200	20
	Zhejiang Medicine Co. Ltd. Class A	9,000	20
	Xinhuanet Co. Ltd. Class A	5,900	20
*	263 Network Communications Co. Ltd. Class A	17,400	20
	Shengda Resources Co. Ltd. Class A	11,100	20
	Yankershop Food Co. Ltd. Class A	2,730	20
	Wondershare Technology Group Co. Ltd. Class A	2,237	20
	Chengdu ALD Aviation Manufacturing Corp. Class A	8,800	20
	Caida Securities Co. Ltd. Class A	18,700	20
	Nanjing Vazyme Biotech Co. Ltd. Class A	5,937	20
	Fujian Kuncai Material Technology Co. Ltd. Class A	6,440	20
	Advanced Fiber Resources Zhuhai Ltd. Class A	2,900	20
	Ningbo Boway Alloy Material Co. Ltd. Class A	7,700	20
	Beijing BDStar Navigation Co. Ltd. Class A	4,600	19
	Fujian Sunner Development Co. Ltd. Class A	10,000	19
	Guangdong Tapai Group Co. Ltd. Class A	17,800	19
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	5,700	19
	Guangzhou Baiyun International Airport Co. Ltd. Class A	13,900	19
	Dlg Exhibitions & Events Corp. Ltd. Class A	15,120	19
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	19,300	19
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	23,000	19
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	19,200	19
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	21,400	19
	Suzhou Anjie Technology Co. Ltd. Class A	8,300	19
	Longshine Technology Group Co. Ltd. Class A	10,300	19
	CSG Holding Co. Ltd. Class A	24,600	19
	Xinjiang Communications Construction Group Co. Ltd. Class A	10,400	19
	China Publishing & Media Co. Ltd. Class A	16,700	19
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	15,600	19
	Shanghai Pret Composites Co. Ltd. Class A	13,700	19
[2]	China New Higher Education Group Ltd.	166,000	19
	Edifier Technology Co. Ltd. Class A	8,600	19
	Intco Medical Technology Co. Ltd. Class A	5,300	19
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	17,500	19
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	7,600	19
	Chengxin Lithium Group Co. Ltd. Class A	8,700	19
*	Roshow Technology Co. Ltd. Class A	20,400	19
*	Xian International Medical Investment Co. Ltd. Class A	21,700	19

		Shares	Market Value ($000)
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	2,900	19
	Arcsoft Corp. Ltd. Class A	3,820	19
*	Shenzhen Dynanonic Co. Ltd. Class A	2,880	19
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	1,169	19
	Jiangsu Cnano Technology Co. Ltd. Class A	3,205	19
*,2	Microport Cardioflow Medtech Corp.	211,000	19
*	Zhejiang Tiantie Industry Co. Ltd. Class A	29,100	19
	Hainan Jinpan Smart Technology Co. Ltd. Class A	4,241	19
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	8,900	19
*,2	Arrail Group Ltd.	49,000	19
*	Shandong Hi-Speed New Energy Group Ltd.	85,600	19
	CIMC Vehicles Group Co. Ltd. Class A	13,600	19
	NYOCOR Co. Ltd. Class A	24,700	19
*	CETC Chips Technology Inc. Class A	10,200	19
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	15,100	19
	Ningbo Yongxin Optics Co. Ltd. Class A	1,500	19
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	7,500	19
*	C*Core Technology Co. Ltd. Class A	3,891	19
	Hymson Laser Technology Group Co. Ltd. Class A	3,360	19
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	18,168	19
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	10,700	19
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	2,216	19
	Shannon Semiconductor Technology Co. Ltd. Class A	4,700	19
	Shenzhen YHLO Biotech Co. Ltd. Class A	7,687	19
	Hangzhou EZVIZ Network Co. Ltd. Class A	4,265	19
*	Shenzhen Mason Technologies Co. Ltd. Class A	8,700	19
*	China South City Holdings Ltd.	682,000	18
	Ningbo Huaxiang Electronic Co. Ltd. Class A	10,000	18
	STO Express Co. Ltd. Class A	13,600	18
	Leyard Optoelectronic Co. Ltd. Class A	23,300	18
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	6,115	18
	Huaan Securities Co. Ltd. Class A	21,200	18
	Zhejiang Narada Power Source Co. Ltd. Class A	6,900	18
	Norinco International Cooperation Ltd. Class A	11,800	18
*	China Union Holdings Ltd. Class A	24,600	18
*	Tangrenshen Group Co. Ltd. Class A	24,600	18
*	BOE HC SemiTek Corp.	21,700	18
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	9,200	18
	Wuchan Zhongda Group Co. Ltd. Class A	23,600	18
	YanTai Shuangta Food Co. Ltd. Class A	24,500	18
*	Minmetals Development Co. Ltd. Class A	17,300	18
*	AECC Aero Science & Technology Co. Ltd. Class A	6,700	18
	Lingyun Industrial Corp. Ltd. Class A	12,300	18
*	INKON Life Technology Co. Ltd. Class A	12,700	18
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	3,510	18
	Wuxi NCE Power Co. Ltd. Class A	3,724	18
	Ningbo Xusheng Group Co. Ltd. Class A	9,100	18
	Hainan Haide Capital Management Co. Ltd. Class A	16,189	18
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	10,000	18
*	New Journey Health Technology Group Co. Ltd. Class A	48,400	18
	Kidswant Children Products Co. Ltd. Class A	9,400	18
	ZhongYeDa Electric Co. Ltd. Class A	15,600	18
	Focus Technology Co. Ltd. Class A	3,200	18
	Dongfang Electronics Co. Ltd. Class A	12,000	18
	Beijing Balance Medical Technology Co. Ltd. Class A	1,086	18
	Beijing CTJ Information Technology Co. Ltd. Class A	3,960	18
	CIG Shanghai Co. Ltd. Class A	3,000	18
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	19,900	18
*	Suzhou Jinfu Technology Co. Ltd. Class A	22,000	18
*	Remegen Co. Ltd. Class A	3,632	18
*	Sino-Ocean Group Holding Ltd.	455,500	17
*	RiseSun Real Estate Development Co. Ltd. Class A	61,300	17
	Hesteel Co. Ltd. Class A	56,500	17
	M-Grass Ecology & Environment Group Co. Ltd. Class A	19,800	17
	Weaver Network Technology Co. Ltd. Class A	2,600	17
	Aisino Corp. Class A	12,400	17
	Dian Diagnostics Group Co. Ltd. Class A	9,400	17
	Sichuan Yahua Industrial Group Co. Ltd. Class A	10,000	17
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	9,900	17
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	9,300	17

		Shares	Market Value ($000)
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	9,500	17
	Quectel Wireless Solutions Co. Ltd. Class A	2,469	17
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	5,800	17
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	37,500	17
	Anhui Heli Co. Ltd. Class A	7,000	17
	New Guomai Digital Culture Co. Ltd. Class A	9,100	17
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	28,400	17
*	Kunming Yunnei Power Co. Ltd. Class A	38,600	17
	Hoyuan Green Energy Co. Ltd. Class A	5,600	17
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	13,500	17
	Hubei Yihua Chemical Industry Co. Ltd. Class A	9,000	17
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	19,100	17
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	4,400	17
	Hunan Zhongke Electric Co. Ltd. Class A	7,500	17
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	26,800	17
	Shantui Construction Machinery Co. Ltd. Class A	11,900	17
	Qingdao East Steel Tower Stock Co. Ltd. Class A	16,000	17
	Ningbo Zhenyu Technology Co. Ltd. Class A	1,800	17
	Huaxia Eye Hospital Group Co. Ltd. Class A	5,800	17
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	20,700	17
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	5,600	17
	Hualan Biological Vaccine Inc. Class A	6,300	17
	China Railway Construction Heavy Industry Corp. Ltd. Class A	25,620	17
	ABA Chemicals Corp. Class A	15,400	17
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	9,700	17
*	Shanghai STEP Electric Corp. Class A	12,000	17
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	4,960	17
	Mehow Innovative Ltd. Class A	4,100	17
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	4,500	17
	Explosive Co. Ltd. Class A	9,900	17
	BBMG Corp. Class H	150,000	16
	Shenzhen Tagen Group Co. Ltd. Class A	25,900	16
	Beijing Originwater Technology Co. Ltd. Class A	20,105	16
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	11,000	16
	Oppein Home Group Inc. Class A	1,600	16
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	13,400	16
	Keda Industrial Group Co. Ltd. Class A	13,500	16
	Shanghai M&G Stationery Inc. Class A	3,500	16
	Shenzhen Desay Battery Technology Co. Class A	4,680	16
*	Sunstone Development Co. Ltd. Class A	8,200	16
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	7,800	16
*	Tibet Tianlu Co. Ltd. Class A	14,800	16
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	17,400	16
*	Beijing Watertek Information Technology Co. Ltd. Class A	29,600	16
	Sanquan Food Co. Ltd. Class A	9,630	16
*	Wutong Holding Group Co. Ltd. Class A	21,600	16
	Gansu Shangfeng Cement Co. Ltd. Class A	14,720	16
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	10,600	16
	Triumph Science & Technology Co. Ltd. Class A	9,500	16
*	Yueyang Forest & Paper Co. Ltd. Class A	23,300	16
*	COFCO Biotechnology Co. Ltd. Class A	19,000	16
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	2,100	16
*	China Kepei Education Group Ltd.	88,000	16
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	11,400	16
	Shandong Dawn Polymer Co. Ltd. Class A	9,000	16
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	6,000	16
	Xinzhi Group Co. Ltd. Class A	8,300	16
	Changshu Tianyin Electromechanical Co. Ltd. Class A	6,000	16
[2]	Joinn Laboratories China Co. Ltd. Class H	13,132	16
	Archermind Technology Nanjing Co. Ltd. Class A	2,080	16
	Jade Bird Fire Co. Ltd. Class A	10,690	16
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	6,500	16
	Guizhou Chanhen Chemical Corp. Class A	4,900	16
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	3,900	16
	PNC Process Systems Co. Ltd. Class A	4,320	16
	Sino Biological Inc. Class A	1,700	16
	Pylon Technologies Co. Ltd. Class A	2,415	16
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	7,300	16
*	Primarius Technologies Co. Ltd. Class A	5,130	16
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	4,200	16

		Shares	Market Value ($000)
	Southern Publishing & Media Co. Ltd. Class A	7,800	16
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	12,200	16
*	Lecron Industrial Development Group Co. Ltd. Class A	17,600	16
	Fujian Qingshan Paper Industry Co. Ltd. Class A	52,100	16
*	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	6,000	16
	Servyou Software Group Co. Ltd. Class A	3,600	16
	Jiangzhong Pharmaceutical Co. Ltd. Class A	5,500	16
	Center International Group Co. Ltd. Class A	10,700	16
*	Greatoo Intelligent Equipment Inc. Class A	24,400	16
	Toread Holdings Group Co. Ltd. Class A	14,500	16
	Mesnac Co. Ltd. Class A	14,000	16
*	Guoguang Electric Co. Ltd. Class A	5,900	16
	Jiangsu Yunyi Electric Co. Ltd. Class A	12,800	16
*	JoulWatt Technology Co. Ltd. Class A	5,164	16
	Yuanjie Semiconductor Technology Co. Ltd. Class A	821	16
	Guangzhou Guangri Stock Co. Ltd. Class A	9,200	16
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	4,200	15
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	29,800	15
	NanJi E-Commerce Co. Ltd. Class A	23,700	15
	IReader Technology Co. Ltd. Class A	5,000	15
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	5,000	15
	Hongli Zhihui Group Co. Ltd. Class A	12,800	15
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	5,800	15
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	9,300	15
*	Sun Create Electronics Co. Ltd. Class A	4,600	15
	Suning Universal Co. Ltd. Class A	43,100	15
	Xiamen Kingdomway Group Co. Class A	6,600	15
	China Bester Group Telecom Co. Ltd. Class A	4,800	15
*	Cinda Real Estate Co. Ltd. Class A	23,500	15
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	8,500	15
	Shanghai SMI Holding Co. Ltd. Class A	20,900	15
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	15,800	15
	Beijing Sifang Automation Co. Ltd. Class A	6,300	15
	Sichuan EM Technology Co. Ltd. Class A	12,900	15
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	17,700	15
	Dongfeng Electronic Technology Co. Ltd. Class A	10,500	15
	Huadian Heavy Industries Co. Ltd. Class A	16,700	15
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	14,600	15
	Shenzhen Leaguer Co. Ltd. Class A	12,000	15
*	Yijiahe Technology Co. Ltd. Class A	4,200	15
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	5,000	15
	Tungkong Inc. Class A	11,600	15
*	CanSino Biologics Inc. Class A	1,575	15
	Guangdong Aofei Data Technology Co. Ltd. Class A	8,207	15
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	7,100	15
*	Toyou Feiji Electronics Co. Ltd. Class A	6,700	15
	Winall Hi-Tech Seed Co. Ltd. Class A	8,960	15
	Windey Energy Technology Group Co. Ltd. Class A	7,150	15
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	999	15
	Xinxiang Richful Lube Additive Co. Ltd. Class A	2,470	15
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	12,870	15
	Beyondsoft Corp. Class A	8,800	15
	Guotai Epoint Software Co. Ltd. Class A	3,521	15
	China Southern Power Grid Technology Co. Ltd. Class A	3,341	15
	Wuxi Paike New Materials Technology Co. Ltd. Class A	1,900	15
	Suzhou Nanomicro Technology Co. Ltd. Class A	5,169	15
	Guizhou Zhenhua E-chem Inc. Class A	8,631	15
	China Science Publishing & Media Ltd. Class A	4,700	15
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	24,100	15
	BMC Medical Co. Ltd. Class A	1,680	15
	China Southern Power Grid Energy Storage Co. Ltd. Class A	10,300	15
	Micro-Tech Nanjing Co. Ltd. Class A	1,459	15
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	11,700	15
	Shenzhen Hopewind Electric Co. Ltd. Class A	4,800	15
	Daheng New Epoch Technology Inc. Class A	11,700	15
	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	2,516	15
	Jinhong Gas Co. Ltd. Class A	5,923	15
	Nanjing Cosmos Chemical Co. Ltd. Class A	4,200	15
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	6,000	15
	Sinomach Automobile Co. Ltd. Class A	16,900	15

		Shares	Market Value ($000)
	Yechiu Metal Recycling China Ltd. Class A	41,800	15
	Chongqing Port Co. Ltd. Class A	20,200	15
	Insigma Technology Co. Ltd. Class A	15,600	15
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	13,100	15
	Hengbao Co. Ltd. Class A	13,500	15
	Qiming Information Technology Co. Ltd. Class A	5,100	15
*	Bio-Thera Solutions Ltd. Class A	4,984	15
*	CICT Mobile Communication Technology Co. Ltd. Class A	17,154	15
	Guomai Technologies Inc. Class A	11,900	14
	Guocheng Mining Co. Ltd. Class A	7,100	14
	Yixintang Pharmaceutical Group Co. Ltd. Class A	7,300	14
	Xinyu Iron & Steel Co. Ltd. Class A	27,300	14
	Hengdian Entertainment Co. Ltd. Class A	7,000	14
	Jinyu Bio-Technology Co. Ltd. Class A	14,500	14
	Dashang Co. Ltd. Class A	4,510	14
	Shanying International Holding Co. Ltd. Class A	55,000	14
	Grandblue Environment Co. Ltd. Class A	4,800	14
	BTG Hotels Group Co. Ltd. Class A	7,100	14
	G-bits Network Technology Xiamen Co. Ltd. Class A	500	14
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	6,500	14
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	7,700	14
	Tongyu Communication Inc. Class A	5,980	14
	Hongta Securities Co. Ltd. Class A	12,000	14
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	6,500	14
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	31,400	14
	China Television Media Ltd. Class A	5,400	14
	Orient International Enterprise Ltd. Class A	12,000	14
	Black Peony Group Co. Ltd. Class A	19,800	14
	Ningxia Building Materials Group Co. Ltd. Class A	6,900	14
	Lushang Freda Pharmaceutical Co. Ltd. Class A	13,600	14
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	13,000	14
*	Orient Group Inc. Class A	32,200	14
	Shenzhen Changhong Technology Co. Ltd. Class A	5,000	14
*	Shandong Longda Meishi Co. Ltd. Class A	14,700	14
	Streamax Technology Co. Ltd. Class A	2,200	14
	Shandong WIT Dyne Health Co. Ltd. Class A	3,700	14
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	2,700	14
	Chengdu Kanghua Biological Products Co. Ltd. Class A	1,750	14
	BrightGene Bio-Medical Technology Co. Ltd. Class A	3,059	14
*	KBC Corp. Ltd. Class A	3,722	14
	China National Gold Group Gold Jewellery Co. Ltd. Class A	11,400	14
	ZWSOFT Co. Ltd. Guangzhou Class A	1,045	14
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	1,500	14
*	Shanghai Anlogic Infotech Co. Ltd. Class A	3,535	14
	Shenzhen Hello Tech Energy Co. Ltd. Class A	1,300	14
	Anhui Huaheng Biotechnology Co. Ltd. Class A	2,915	14
	Zhejiang Construction Investment Group Co. Ltd. Class A	10,300	14
	Shenzhen Topway Video Communication Co. Ltd. Class A	9,500	14
	Digiwin Co. Ltd.	3,800	14
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	4,848	14
	Bank of Lanzhou Co. Ltd. Class A	41,400	14
	Wuxi Rural Commercial Bank Co. Ltd. Class A	17,100	14
	TDG Holdings Co. Ltd. Class A	13,600	14
	Giantec Semiconductor Corp. Class A	1,729	14
	Tianneng Battery Group Co. Ltd. Class A	3,458	14
	Semitronix Corp. Class A	1,700	14
	Guizhou Guihang Automotive Components Co. Ltd. Class A	7,700	14
	Hainan Expressway Co. Ltd. Class A	15,900	14
	Linktel Technologies Co. Ltd. Class A	1,400	14
	Stanley Agricultural Group Co. Ltd. Class A	13,300	14
*	Sinodata Co. Ltd. Class A	4,800	14
	Huludao Zinc Industry Co. Class A	32,100	14
	Ningbo Cixing Co. Ltd. Class A	13,600	14
	Shenzhen Textile Holdings Co. Ltd. Class A	9,000	14
	Shanghai Baolong Automotive Corp. Class A	2,600	14
	Xiamen King Long Motor Group Co. Ltd. Class A	8,300	14
*	Duolun Technology Corp. Ltd. Class A	12,100	14
*	Beijing Thunisoft Corp. Ltd. Class A	11,500	13
	Hefei Meiya Optoelectronic Technology Inc. Class A	6,500	13
	Daan Gene Co. Ltd. Class A	14,600	13

		Shares	Market Value ($000)
	Sunflower Pharmaceutical Group Co. Ltd. Class A	4,700	13
	Vatti Corp. Ltd. Class A	11,700	13
	Topsec Technologies Group Inc. Class A	13,800	13
*	Lingyuan Iron & Steel Co. Ltd. Class A	48,300	13
*	Long Yuan Construction Group Co. Ltd. Class A	25,300	13
	Changjiang Publishing & Media Co. Ltd. Class A	10,900	13
	Shandong New Beiyang Information Technology Co. Ltd. Class A	12,900	13
	ORG Technology Co. Ltd. Class A	16,700	13
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	10,100	13
	Skyworth Digital Co. Ltd. Class A	6,900	13
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	5,700	13
*	Xizang Zhufeng Resources Co. Ltd. Class A	8,000	13
	Northeast Pharmaceutical Group Co. Ltd. Class A	17,200	13
	KPC Pharmaceuticals Inc. Class A	6,400	13
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	11,060	13
	Shenzhen Heungkong Holding Co. Ltd. Class A	47,600	13
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	21,900	13
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	10,300	13
*	Zhewen Interactive Group Co. Ltd. Class A	15,700	13
	Shanghai Runda Medical Technology Co. Ltd. Class A	4,900	13
	Guangdong Marubi Biotechnology Co. Ltd. Class A	3,300	13
	Zhongyuan Environment-Protection Co. Ltd. Class A	10,300	13
	Neusoft Corp. Class A	8,600	13
	Gansu Yasheng Industrial Group Co. Ltd. Class A	30,100	13
	State Grid Yingda Co. Ltd. Class A	17,200	13
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	18,800	13
	Jiangsu Hongdou Industrial Co. Ltd. Class A	29,400	13
	Aotecar New Energy Technology Co. Ltd. Class A	30,000	13
	Keshun Waterproof Technologies Co. Ltd. Class A	16,460	13
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	6,600	13
*	Shaanxi Construction Machinery Co. Ltd. Class A	28,400	13
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	8,500	13
	Shenzhen Comix Group Co. Ltd. Class A	10,700	13
	EIT Environmental Development Group Co. Ltd. Class A	5,800	13
	Bestore Co. Ltd. Class A	7,300	13
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	14,500	13
	Anker Innovations Technology Co. Ltd. Class A	1,170	13
	Sansure Biotech Inc. Class A	4,179	13
	GoodWe Technologies Co. Ltd. Class A	1,999	13
	Jiangsu ToLand Alloy Co. Ltd. Class A	4,030	13
	Zhongtong Bus Co. Ltd. Class A	7,200	13
	Jiangxi Ganneng Co. Ltd. Class A	11,100	13
	Jiangsu Transimage Technology Co. Ltd. Class A	4,700	13
	Kunshan Dongwei Technology Co. Ltd. Class A	3,116	13
[3]	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	27,800	13
*	Beijing Join-Cheer Software Co. Ltd. Class A	13,400	13
	Hangzhou Weiguang Electronic Co. Ltd. Class A	3,800	13
	Appotronics Corp. Ltd. Class A	5,638	13
	ApicHope Pharmaceutical Co. Ltd. Class A	5,000	13
	Shandong Lukang Pharma Class A	10,300	13
	Shenma Industry Co. Ltd. Class A	11,500	13
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	4,500	13
	Jiang Su Suyan Jingshen Co. Ltd. Class A	8,700	13
	Shanghai Hile Bio-Technology Co. Ltd. Class A	11,300	13
	Beijing Wandong Medical Technology Co. Ltd. Class A	5,400	13
*	Henan Ancai Hi-Tech Co. Ltd. Class A	18,600	13
	Shanghai Titan Scientific Co. Ltd. Class A	3,934	13
*	Ningxia Western Venture Industrial Co. Ltd. Class A	16,100	13
	Sichuan Meifeng Chemical IND Class A	11,600	13
	Shenzhen Topraysolar Co. Ltd. Class A	24,900	13
	Hangzhou Sunrise Technology Co. Ltd. Class A	5,700	13
	Chengdu Bright Eye Hospital Group Co. Ltd. Class A	1,600	13
	Fujian Apex Software Co. Ltd. Class A	2,400	13
*	Jinzhou Yongshan Lithium Co. Ltd. Class A	9,600	13
	Shanghai Baosteel Packaging Co. Ltd. Class A	17,300	13
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	16,300	13
	Shaanxi Fenghuo Electronics Co. Ltd. Class A	10,000	13
*	Zhejiang Vie Science & Technology Co. Ltd. Class A	6,500	13
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	1,679	13
	HBIS Resources Co. Ltd. Class A	6,200	13

		Shares	Market Value ($000)
	Fujian Star-net Communication Co. Ltd. Class A	5,100	12
	Youzu Interactive Co. Ltd. Class A	9,200	12
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	8,700	12
[2]	Midea Real Estate Holding Ltd.	30,600	12
*	Liuzhou Iron & Steel Co. Ltd. Class A	28,700	12
*	Beijing Global Safety Technology Co. Ltd. Class A	3,500	12
	Bank of Qingdao Co. Ltd. Class A	23,300	12
	Tianjin Port Co. Ltd. Class A	17,000	12
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	15,700	12
	Hangzhou Jiebai Group Co. Ltd. Class A	11,900	12
	Foshan Electrical & Lighting Co. Ltd. Class A	14,400	12
	Sichuan Haite High-tech Co. Ltd. Class A	7,900	12
	Beijing Water Business Doctor Co. Ltd. Class A	15,600	12
	China Wuyi Co. Ltd. Class A	28,200	12
	Shunfa Hengneng Corp. Class A	26,200	12
*	Kingsignal Technology Co. Ltd. Class A	9,500	12
	Jiangxi Wannianqing Cement Co. Ltd. Class A	15,700	12
	Jiaze Renewables Co. Ltd.	25,800	12
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	6,000	12
	Shanghai Bright Meat Group Co. Ltd. Class A	12,000	12
	Cangzhou Dahua Co. Ltd. Class A	7,900	12
*,1	LVGEM China Real Estate Investment Co. Ltd.	164,000	12
	Jiangsu Etern Co. Ltd. Class A	15,800	12
	Changzhou Qianhong Biopharma Co. Ltd. Class A	14,200	12
*	Beijing Baination Pictures Co. Ltd. Class A	13,300	12
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	21,400	12
	Shandong Jinjing Science & Technology Co. Ltd. Class A	14,500	12
*	Zhongfu Information Inc. Class A	4,200	12
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	17,400	12
*	Merit Interactive Co. Ltd. Class A	5,500	12
	Guangdong Goworld Co. Ltd. Class A	8,900	12
	Guangdong Hybribio Biotech Co. Ltd. Class A	12,825	12
	Era Co. Ltd. Class A	18,600	12
	Jiangsu Gian Technology Co. Ltd. Class A	2,200	12
	Shenzhen Microgate Technology Co. Ltd. Class A	7,000	12
	Shenzhen Properties & Resources Development Group Ltd. Class A	8,800	12
	Qingdao Haier Biomedical Co. Ltd. Class A	2,543	12
	Chengdu Wintrue Holding Co. Ltd. Class A	10,800	12
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	33,800	12
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	7,800	12
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	2,200	12
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	2,200	12
	Zhejiang Chengchang Technology Co. Ltd. Class A	1,820	12
	Chengdu Guoguang Electric Co. Ltd. Class A	1,440	12
	Guobang Pharma Ltd. Class A	3,800	12
*	Dosilicon Co. Ltd. Class A	3,679	12
	Kuangda Technology Group Co. Ltd. Class A	16,800	12
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	4,800	12
*	Phenix Optical Co. Ltd. Class A	3,900	12
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	12,600	12
	Beijing Sanyuan Foods Co. Ltd. Class A	19,700	12
	Hongrun Construction Group Co. Ltd. Class A	18,800	12
	OPT Machine Vision Tech Co. Ltd. Class A	1,238	12
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	16,500	12
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	8,900	12
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	17,300	12
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	18,900	12
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	10,500	12
	Guodian Nanjing Automation Co. Ltd. Class A	13,080	12
*	Hanwang Technology Co. Ltd. Class A	3,500	12
*	Pengxin International Mining Co. Ltd. Class A	27,900	12
	Sanchuan Wisdom Technology Co. Ltd. Class A	19,400	12
*	Hunan New Wellful Co. Ltd. Class A	12,900	12
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	13,000	11
	Hand Enterprise Solutions Co. Ltd. Class A	8,300	11
	Shenzhen Airport Co. Ltd. Class A	11,600	11
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	3,700	11
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	16,600	11
	YUNDA Holding Group Co. Ltd.	9,800	11
	Qinhuangdao Port Co. Ltd. Class A	23,500	11

		Shares	Market Value ($000)
	PCI Technology Group Co. Ltd. Class A	14,900	11
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	3,400	11
	Guangdong Vanward New Electric Co. Ltd. Class A	7,500	11
	Bluestar Adisseo Co. Class A	7,400	11
	Hangxiao Steel Structure Co. Ltd. Class A	28,100	11
	Ningbo Peacebird Fashion Co. Ltd. Class A	5,400	11
	Rongan Property Co. Ltd. Class A	33,000	11
	Betta Pharmaceuticals Co. Ltd. Class A	1,400	11
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	7,900	11
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	9,000	11
	Goldcard Smart Group Co. Ltd. Class A	6,000	11
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	12,600	11
	Biem.L.Fdlkk Garment Co. Ltd. Class A	4,100	11
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	27,600	11
	China Great Wall Securities Co. Ltd. Class A	9,400	11
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	5,500	11
	Jiangsu Linyang Energy Co. Ltd. Class A	10,500	11
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	3,000	11
*	Henan Huanghe Whirlwind Co. Ltd. Class A	23,000	11
	Beijing GeoEnviron Engineering & Technology Inc. Class A	14,600	11
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	9,300	11
	Time Publishing & Media Co. Ltd. Class A	9,100	11
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	7,900	11
	Changshu Fengfan Power Equipment Co. Ltd. Class A	16,400	11
	Fujian Expressway Development Co. Ltd. Class A	22,000	11
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	26,000	11
	Bros Eastern Co. Ltd. Class A	12,800	11
	Hangzhou Dptech Technologies Co. Ltd. Class A	4,350	11
	Tianjin Teda Co. Ltd. Class A	17,600	11
	Baowu Magnesium Technology Co. Ltd. Class A	7,420	11
	Bank of Suzhou Co. Ltd. Class A	10,100	11
	CITIC Press Corp. Class A	2,400	11
*	China Express Airlines Co. Ltd. Class A	9,600	11
	Zhende Medical Co. Ltd. Class A	3,500	11
	Chinalin Securities Co. Ltd. Class A	5,200	11
	Hanwei Electronics Group Corp. Class A	4,300	11
	Beijing Dahao Technology Corp. Ltd. Class A	4,920	11
*	Jiangsu Lopal Tech Co. Ltd. Class A	6,000	11
	Jiangsu Guomao Reducer Co. Ltd. Class A	6,700	11
*	Nuode New Materials Co. Ltd. Class A	17,200	11
	Yunnan Energy Investment Co. Ltd. Class A	7,100	11
	Guangdong Construction Engineering Group Co. Ltd. Class A	21,400	11
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	2,025	11
	Zhejiang Huamei Holding Co. Ltd. Class A	18,900	11
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	6,400	11
*	Hiconics Eco-energy Technology Co. Ltd. Class A	15,200	11
*	JinJian Cereals Industry Co. Ltd. Class A	11,300	11
*	Foshan Yowant Technology Co. Ltd. Class A	11,000	11
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	5,900	11
	Chongqing Road & Bridge Co. Ltd. Class A	11,900	11
	Qingdao Citymedia Co. Ltd. Class A	9,900	11
*	Anyang Iron & Steel Inc. Class A	40,900	11
	Beijing SDL Technology Co. Ltd. Class A	11,400	11
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	17,200	11
*	Hainan Haiyao Co. Ltd. Class A	14,300	11
	Emei Shan Tourism Co. Ltd. Class A	6,400	11
	Beijing SuperMap Software Co. Ltd. Class A	4,000	10
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	25,700	10
*	GCL System Integration Technology Co. Ltd. Class A	26,800	10
*	5I5J Holding Group Co. Ltd. Class A	20,800	10
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	15,300	10
	Sumavision Technologies Co. Ltd. Class A	11,000	10
*	Focused Photonics Hangzhou Inc. Class A	4,200	10
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	6,700	10
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	12,700	10
	Jiangsu Huaxicun Co. Ltd. Class A	9,500	10
	China West Construction Group Co. Ltd. Class A	10,000	10
	Sinosteel Engineering & Technology Co. Ltd. Class A	10,200	10
	Shanghai AtHub Co. Ltd. Class A	4,368	10
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	4,900	10

		Shares	Market Value ($000)
	Shenzhen Sinovatio Technology Co. Ltd. Class A	2,400	10
	Shinva Medical Instrument Co. Ltd. Class A	3,900	10
	Ningbo Yunsheng Co. Ltd. Class A	10,100	10
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	10,000	10
	CTS International Logistics Corp. Ltd. Class A	10,800	10
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	17,000	10
	Shanghai Bailian Group Co. Ltd. Class A	6,400	10
	Xiamen Jihong Technology Co. Ltd. Class A	4,500	10
	Longhua Technology Group Luoyang Co. Ltd. Class A	10,000	10
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	3,200	10
	Moon Environment Technology Co. Ltd. Class A	6,600	10
	Jingjin Equipment Inc. Class A	3,760	10
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	1,607	10
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	4,400	10
*	Fujian Snowman Group Co. Ltd. Class A	9,600	10
*	Jiangsu Huahong Technology Stock Co. Ltd. Class A	8,900	10
	Marssenger Kitchenware Co. Ltd. Class A	4,800	10
	Wencan Group Co. Ltd. Class A	2,800	10
	JS Corrugating Machinery Co. Ltd. Class A	5,100	10
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	1,813	10
	Innovation New Material Technology Co. Ltd. Class A	17,500	10
	Central China Land Media Co. Ltd. Class A	6,500	10
	Hubei Century Network Technology Co. Ltd. Class A	5,200	10
*	DBAPP Security Ltd. Class A	1,381	10
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	2,240	10
	Huangshan Novel Co. Ltd. Class A	7,200	10
	Guizhou Tyre Co. Ltd. Class A	14,300	10
	Suzhou Oriental Semiconductor Co. Ltd. Class A	1,463	10
	Jiangsu General Science Technology Co. Ltd. Class A	13,800	10
*	Royal Group Co. Ltd. Class A	16,600	10
	Changhong Meiling Co. Ltd. Class A	8,900	10
	Joyoung Co. Ltd. Class A	5,800	9
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	6,700	9
	Luolai Lifestyle Technology Co. Ltd. Class A	7,200	9
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	4,000	9
	C&S Paper Co. Ltd. Class A	9,200	9
*	Beijing VRV Software Corp. Ltd. Class A	10,400	9
*	Financial Street Holdings Co. Ltd. Class A	16,400	9
	PharmaBlock Sciences Nanjing Inc. Class A	1,800	9
	Unilumin Group Co. Ltd. Class A	9,400	9
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	11,700	9
	Fangda Special Steel Technology Co. Ltd. Class A	15,200	9
	Guangxi LiuYao Group Co. Ltd. Class A	3,500	9
	Canny Elevator Co. Ltd. Class A	9,500	9
	Xinjiang Joinworld Co. Ltd. Class A	9,200	9
	Zhongtai Securities Co. Ltd. Class A	9,800	9
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	3,100	9
*	Shanghai Medicilon Inc. Class A	1,783	9
	Jinlei Technology Co. Ltd. Class A	2,700	9
	Anhui Guangxin Agrochemical Co. Ltd. Class A	5,740	9
	Xilinmen Furniture Co. Ltd. Class A	3,600	9
	Jinghua Pharmaceutical Group Co. Ltd. Class A	7,900	9
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	4,293	9
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	8,117	9
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	8,300	9
	Cybrid Technologies Inc. Class A	5,100	9
	Macmic Science & Technology Co. Ltd. Class A	3,152	9
*	Zhejiang Tony Electronic Co. Ltd. Class A	3,300	9
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	3,300	9
*	Suzhou Everbright Photonics Co. Ltd. Class A	1,581	9
	Changchun BCHT Biotechnology Co. Ltd. Class A	2,431	9
	Shenzhen Invt Electric Co. Ltd. Class A	9,100	9
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	10,800	8
*	Dongjiang Environmental Co. Ltd. Class A	11,300	8
	Tayho Advanced Materials Group Co. Ltd. Class A	5,700	8
	Chow Tai Seng Jewellery Co. Ltd. Class A	4,300	8
	Hunan Aihua Group Co. Ltd. Class A	3,800	8
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	7,700	8
	Goldenmax International Group Ltd. Class A	7,000	8
*	Lier Chemical Co. Ltd. Class A	6,800	8

		Shares	Market Value ($000)
	Porton Pharma Solutions Ltd. Class A	3,200	8
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	6,800	8
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	2,700	8
	Bafang Electric Suzhou Co. Ltd. Class A	2,352	8
*	Zhuhai Bojay Electronics Co. Ltd. Class A	1,900	8
	Wuxi Boton Technology Co. Ltd. Class A	2,600	8
*	Client Service International Inc. Class A	2,850	8
*	Shenzhen Deren Electronic Co. Ltd. Class A	7,900	8
	Shenzhen Click Technology Co. Ltd. Class A	4,400	8
	Zhejiang Hailide New Material Co. Ltd. Class A	12,000	8
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	593	8
*	Triumph New Energy Co. Ltd. Class A	5,200	8
	Beijing Relpow Technology Co. Ltd. Class A	4,550	8
	Wuhan Keqian Biology Co. Ltd. Class A	3,714	8
	Qingdao Gaoce Technology Co. Ltd. Class A	4,577	8
*	Shenzhen Clou Electronics Co. Ltd. Class A	12,800	8
*	CCCG Real Estate Corp. Ltd. Class A	5,900	8
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	1,900	8
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	7,800	8
	Shanghai Tianchen Co. Ltd. Class A	10,000	8
*	Konka Group Co. Ltd. Class A	10,500	7
	Luoniushan Co. Ltd. Class A	7,800	7
	Renhe Pharmacy Co. Ltd. Class A	8,300	7
	Jinneng Science&Technology Co. Ltd. Class A	8,500	7
	Guangzhou Zhiguang Electric Co. Ltd. Class A	7,900	7
	Shenzhen Center Power Tech Co. Ltd. Class A	3,900	7
	Bear Electric Appliance Co. Ltd. Class A	1,100	7
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	1,543	7
	Ligao Foods Co. Ltd. Class A	1,200	7
	Luyang Energy-Saving Materials Co. Ltd.	4,400	7
*	Piesat Information Technology Co. Ltd. Class A	1,895	7
*	Beijing Sinohytec Co. Ltd. Class A	1,911	7
*	Delixi New Energy Technology Co. Ltd. Class A	3,000	7
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	3,900	7
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	7,794	7
	Xiangyu Medical Co. Ltd. Class A	1,656	7
	Baoxiniao Holding Co. Ltd. Class A	10,800	7
	Chengzhi Co. Ltd. Class A	4,900	6
	Digital China Information Service Group Co. Ltd. Class A	3,500	6
	Shandong Xiantan Co. Ltd. Class A	7,300	6
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	2,660	6
	Lancy Co. Ltd. Class A	2,300	6
	Truking Technology Ltd. Class A	4,900	6
	Tuoxin Pharmaceutical Group Co. Ltd. Class A	1,400	6
	Shenzhen Xinyichang Technology Co. Ltd. Class A	798	6
*	Jin Medical International Ltd.	6,360	6
	Beijing North Star Co. Ltd. Class H	44,000	5
*	ADAMA Ltd. Class A	5,000	5
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	2,800	5
*	Great Chinasoft Technology Co. Ltd. Class A	6,000	5
*	Tianjin Trolia Information Technology Co. Ltd. Class A	34,300	5
*,3	China Grand Automotive Services Group Co. Ltd.	47,600	5
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd.	95,300	5
	Monalisa Group Co. Ltd. Class A	3,500	4
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	2,800	4
	Shandong Head Group Co. Ltd. Class A	2,000	4
	Jenkem Technology Co. Ltd. Class A	437	4
*	Guizhou Zhongyida Co. Ltd. Class A	6,000	4
	Maccura Biotechnology Co. Ltd. Class A	1,500	3
*,3	Jiangsu Zhongnan Construction Group Co. Ltd.	41,700	3
*,3	Blivex Energy Technology Co. Ltd.	49,300	1
*,3	Yango Group Co. Ltd. Class A	15,800	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	67,800	—
*,3	Ningxia Zhongyin Cashmere Co. Ltd.	10,700	—
			290,838
Colombia (0.0%)
	Cementos Argos SA	79,184	171
	Bancolombia SA ADR	4,699	154
			325

		Shares	Market Value ($000)
Czech Republic (0.0%)
	Komercni Banka A/S	14,587	498
[2]	Moneta Money Bank A/S	76,505	394
			892
Denmark (2.2%)
	Novo Nordisk A/S Class B	528,657	56,656
	DSV A/S	32,879	7,042
	Novonesis (Novozymes) B	59,283	3,479
	Coloplast A/S Class B	21,410	2,702
*	Vestas Wind Systems A/S	172,382	2,699
*	Genmab A/S	11,137	2,400
	Pandora A/S	13,806	2,228
	Tryg A/S	56,351	1,300
	AP Moller - Maersk A/S Class B	696	1,184
*	Zealand Pharma A/S	11,399	1,181
	Ringkjoebing Landbobank A/S	4,858	793
*	NKT A/S	9,080	702
*	Demant A/S	16,660	638
	Jyske Bank A/S (Registered)	8,171	576
	ROCKWOOL A/S Class B	1,472	538
*	ALK-Abello A/S Class B	22,252	512
*	Ambu A/S Class B	31,491	497
*	GN Store Nord A/S	25,305	487
	Sydbank A/S	9,634	479
	AP Moller - Maersk A/S Class A	287	472
*,2	Netcompany Group A/S	6,855	343
*	Bavarian Nordic A/S	11,716	322
	Alm Brand A/S	157,295	305
	H Lundbeck A/S	38,008	237
	Spar Nord Bank A/S	10,053	198
	Chemometec A/S	2,587	174
	TORM plc Class A	6,552	139
	D/S Norden A/S	4,309	131
	Schouw & Co. A/S	1,629	129
	Dfds A/S	5,128	103
*	NTG Nordic Transport Group A/S	2,484	100
	H Lundbeck A/S Class A	15,796	81
			88,827
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	369,395	606
*	EFG Holding S.A.E.	224,472	93
	Telecom Egypt Co.	67,366	45
			744
Finland (0.7%)
	Nordea Bank Abp	569,920	6,440
	Nokia OYJ	895,923	3,763
	Sampo OYJ Class A	85,442	3,660
	Kone OYJ Class B	56,327	2,921
	UPM-Kymmene OYJ	92,415	2,431
	Elisa OYJ	25,837	1,171
	Stora Enso OYJ	103,100	1,002
	Kesko OYJ Class B	48,474	964
	Orion OYJ Class B	17,938	848
	Valmet OYJ	29,125	682
	Huhtamaki OYJ	15,531	561
	Kemira OYJ	18,636	366
	Mandatum OYJ	80,076	360
	TietoEVRY OYJ	17,205	307
*	Kojamo OYJ	28,317	289
*	QT Group OYJ	3,414	247
	Nokian Renkaat OYJ	22,781	177
[2]	Terveystalo OYJ	12,303	131
	Revenio Group OYJ	3,330	96
	Tokmanni Group Corp.	6,631	83
	Sanoma OYJ	9,386	72
*	YIT OYJ	25,851	65
	Citycon OYJ	10,816	39
	F-Secure OYJ	15,991	31

		Shares	Market Value ($000)
*	Finnair OYJ	12,264	28
*,3	Ahlstrom-Munksjo OYJ	884	17
			26,751
France (3.7%)
	Sanofi SA	187,887	18,249
	EssilorLuxottica SA	52,098	12,664
	Hermes International SCA	5,787	12,631
	AXA SA	304,988	10,630
	BNP Paribas SA	171,287	10,239
	Danone SA	105,847	7,240
	L'Oreal SA Loyalty Shares	20,794	7,235
	Legrand SA	43,510	4,366
	L'Oreal SA	12,387	4,310
	Publicis Groupe SA	39,365	4,276
	Cie Generale des Etablissements Michelin SCA	120,342	3,915
	Orange SA	322,976	3,442
	Societe Generale SA	124,983	3,314
	Kering SA	12,326	2,886
	STMicroelectronics NV	111,536	2,860
	Credit Agricole SA	173,691	2,326
	L'Oreal SA Loyalty Shares 2025	6,233	2,169
	Accor SA	38,321	1,770
	Unibail-Rodamco-Westfield	18,212	1,493
	Edenred SE	43,229	1,431
	Renault SA	32,537	1,396
	Carrefour SA	88,203	1,343
*	Alstom SA	59,145	1,332
	Klepierre SA	37,259	1,126
	Eurofins Scientific SE	22,529	1,115
	Rexel SA	41,799	1,080
	Getlink SE	63,040	1,031
	Vivendi SE	111,457	1,025
	Gecina SA	9,574	964
	Teleperformance SE	10,226	963
	Arkema SA	10,477	831
	Sartorius Stedim Biotech	4,337	828
	BioMerieux	7,094	742
	Ipsen SA	5,883	680
	SCOR SE	26,081	650
	Elis SA	31,452	641
	Aeroports de Paris SA	5,473	634
[2]	Amundi SA	9,157	597
	Covivio SA	10,035	550
	Wendel SE	5,268	523
[2]	Neoen SA	11,343	474
	Sopra Steria Group	2,459	465
	Sodexo SA Loyalty Shares	5,165	430
	Eurazeo SE	5,773	424
	Rubis SCA	15,289	367
*	SOITEC	4,429	366
	Sodexo SA	4,312	359
	Valeo SE	39,020	325
*	Pluxee NV	14,637	315
	SEB SA	3,202	304
[2]	Verallia SA	11,402	304
	Sodexo SA Loyalty Shares 2025	3,622	301
*,2	Worldline SA	41,926	295
	IPSOS SA	5,854	274
	Virbac SACA	730	250
	Societe BIC SA	3,675	245
	Eurazeo SE (XPAR)	3,245	239
	Coface SA	15,286	236
	SES SA Class A ADR	64,394	222
*	Ubisoft Entertainment SA	16,791	221
*	ID Logistics Group SACA	524	215
	Forvia SE (XPAR)	23,875	204
	Imerys SA	6,414	192
[1]	VusionGroup	1,260	190
*	JCDecaux SE	11,690	174

		Shares	Market Value ($000)
	Trigano SA	1,372	173
	Sodexo SA Loyalty Shares 2026	2,080	173
[2]	Ayvens SA	24,442	161
	Carmila SA	9,101	159
*,1	Air France-KLM	20,246	158
	Interparfums SA	3,488	146
	Mercialys SA	13,207	146
	Argan SA	1,685	118
	SEB SA (XPAR)	1,189	113
	Television Francaise 1 SA	13,973	107
	Peugeot Invest SA	1,412	105
	ICADE	4,301	101
	Metropole Television SA	8,254	95
	Altarea SCA	908	92
*	Exclusive Networks SA	3,539	90
	Opmobility	9,613	89
	Quadient SA	4,604	84
*	Nexity SA	6,817	84
*,1	Eutelsat Communications SACA	26,152	81
	Vicat SACA	2,039	77
	Wavestone	1,589	77
	Derichebourg SA	15,041	73
*	Voltalia SA (Registered)	7,203	59
*,2	Elior Group SA	18,272	51
	Antin Infrastructure Partners SA	4,064	44
	Fnac Darty SA	1,500	42
	Beneteau SACA	4,558	38
*,1	OVH Groupe SAS	4,002	36
	Vetoquinol SA	430	35
*	Believe SA	2,144	32
*,1	Valneva SE	15,268	30
*,2	X-Fab Silicon Foundries SE	6,005	29
	Equasens	641	28
	Forvia SE (MTAA)	2,833	25
*,2	Aramis Group SAS	2,503	20
	LISI SA Loyalty Shares 2026	928	20
	GL Events SACA	1,144	19
	Manitou BF SA	983	16
	LISI SA	659	15
	Boiron SA	428	12
	LISI SA Loyalty Shares	498	11
	LISI SA Loyalty Shares 2025	113	2
			145,954
Germany (4.9%)
	SAP SE	187,662	44,563
	Allianz SE (Registered)	66,655	20,634
	Deutsche Telekom AG (Registered)	571,266	18,275
	Mercedes-Benz Group AG	142,658	8,020
	Deutsche Boerse AG	31,510	7,377
	Infineon Technologies AG	221,814	7,230
	adidas AG	28,222	6,674
	Deutsche Post AG	166,648	6,132
	Deutsche Bank AG (Registered)	334,495	5,689
	Vonovia SE	120,265	3,989
	Bayerische Motoren Werke AG	50,575	3,762
	Bayer AG (Registered)	168,214	3,453
	Daimler Truck Holding AG	89,977	3,411
	Merck KGaA	22,128	3,317
	Commerzbank AG	176,766	2,713
	Hannover Rueck SE	10,335	2,701
[2]	Siemens Healthineers AG	47,665	2,588
*	Fresenius SE & Co. KGaA	70,790	2,492
	Symrise AG Class A	22,437	2,482
	Beiersdorf AG	17,021	2,208
*,2	Covestro AG	31,999	1,953
	Henkel AG & Co. KGaA	23,714	1,802
*	QIAGEN NV	37,930	1,659
	Fresenius Medical Care AG	35,146	1,547
	GEA Group AG	30,285	1,516

		Shares	Market Value ($000)
	Brenntag SE	22,835	1,475
*,2	Delivery Hero SE Class A	33,724	1,385
	Continental AG	18,827	1,239
	LEG Immobilien SE	12,904	1,197
*,2	Zalando SE	37,738	1,180
[2]	Scout24 SE	13,069	1,178
	Nemetschek SE	9,478	984
	Talanx AG	10,016	849
	Knorr-Bremse AG	11,031	843
	Puma SE	17,498	822
	Rational AG	810	759
	Evonik Industries AG	41,146	756
	Deutsche Lufthansa AG (Registered)	105,883	711
	Freenet AG	22,616	700
*	TUI AG	78,654	627
	Bechtle AG	14,993	493
	Gerresheimer AG	6,045	478
	KION Group AG	12,465	447
[1]	Aurubis AG	5,306	419
*	TAG Immobilien AG	24,916	415
*	Aroundtown SA	114,059	381
	LANXESS AG	15,133	380
	K+S AG (Registered)	31,916	379
	Carl Zeiss Meditec AG	6,268	376
	FUCHS SE	10,019	346
*	HelloFresh SE	26,996	332
*	Fraport AG Frankfurt Airport Services Worldwide	5,751	317
	Krones AG	2,409	301
	HUGO BOSS AG	8,493	289
*	Nordex SE	22,689	288
*,2	TeamViewer SE	23,522	287
	Stroeer SE & Co. KGaA	5,500	284
	AIXTRON SE	19,165	278
[2]	DWS Group GmbH & Co. KGaA	6,510	271
*	Encavis AG	14,015	259
*	Evotec SE	27,421	257
	United Internet AG (Registered)	14,309	238
*,2	Auto1 Group SE	15,551	216
	Deutsche Wohnen SE	8,077	212
	Jenoptik AG	9,233	205
*,2	Redcare Pharmacy NV	1,284	203
	Duerr AG	8,588	199
	flatexDEGIRO AG	13,702	197
	Siltronic AG	3,695	186
	Atoss Software SE	1,332	175
	Wacker Chemie AG	2,306	173
*	Grand City Properties SA	12,215	162
	Schott Pharma AG & Co. KGaA	5,527	162
	Fielmann Group AG	3,787	157
	Stabilus SE	4,362	151
	ProSiebenSat.1 Media SE	30,549	149
	CANCOM SE	5,997	149
	RTL Group SA	5,734	148
[2]	Befesa SA	6,754	144
*	Hypoport SE	693	143
	Kontron AG	7,644	139
	Hornbach Holding AG & Co. KGaA	1,578	135
*	Nagarro SE	1,273	132
	Suedzucker AG	11,157	129
	Eckert & Ziegler SE	2,398	117
[1]	PNE AG	9,583	113
*,2	Deutsche Pfandbriefbank AG	20,674	110
	Salzgitter AG	5,980	104
	Sixt SE	1,407	104
*	IONOS Group SE	4,032	98
*	CECONOMY AG	27,072	92
	Dermapharm Holding SE	2,315	88
	KWS Saat SE & Co. KGaA	1,378	87
	Elmos Semiconductor SE	1,318	87
	Deutz AG	20,004	85

		Shares	Market Value ($000)
	METRO AG	17,397	81
	1&1 AG	6,154	77
	GRENKE AG	4,528	74
	Vossloh AG	1,652	74
	CompuGroup Medical SE & Co. KGaA	3,988	67
*	Encavis AG (XETR)	3,504	63
	Norma Group SE	4,214	60
	Wacker Neuson SE	3,980	57
	Draegerwerk AG & Co. KGaA	1,290	56
	GFT Technologies SE	2,312	53
	Adtran Networks SE	2,375	50
	Deutsche Beteiligungs AG	1,809	47
	Deutsche EuroShop AG	2,227	46
	Adesso SE	499	46
	PATRIZIA SE	5,145	45
	Energiekontor AG	948	43
	Sartorius AG	220	42
*	Thyssenkrupp Nucera AG & Co. KGaA	4,389	39
	Verbio SE	3,048	37
	Takkt AG	4,126	36
	STRATEC SE	976	33
*	About You Holding SE	6,895	24
	SMA Solar Technology AG	1,388	20
	Secunet Security Networks AG	181	20
*,1	BayWa AG	1,543	15
	Wuestenrot & Wuerttembergische AG	746	9
*	Pentixapharm Holding AG	2,398	8
			194,380
Greece (0.1%)
	National Bank of Greece SA	143,507	1,013
	Eurobank Ergasias Services & Holdings SA	445,106	944
	Piraeus Financial Holdings SA	167,775	617
	Alpha Services & Holdings SA	383,208	596
	JUMBO SA	18,349	479
	Hellenic Telecommunications Organization SA	30,000	474
	Titan Cement International SA	5,600	230
	GEK Terna SA	11,495	226
	Terna Energy SA	6,703	141
	Aegean Airlines SA	9,423	95
	Hellenic Exchanges - Athens Stock Exchange SA	17,518	80
	Fourlis Holdings SA	18,266	70
*	LAMDA Development SA	8,606	65
	Sarantis SA	4,643	53
	Holding Co. ADMIE IPTO SA	12,993	33
	Autohellas Tourist & Trading SA	2,922	32
	Viohalco SA	4,507	25
	Ellaktor SA	13,171	24
	Quest Holdings SA	2,608	15
*	Ideal Holdings SA	1,340	8
			5,220
Hong Kong (1.4%)
	AIA Group Ltd.	1,919,400	14,452
	Hong Kong Exchanges & Clearing Ltd.	217,200	8,177
	Techtronic Industries Co. Ltd.	226,500	3,224
	Sun Hung Kai Properties Ltd.	247,500	2,474
	Link REIT	445,520	1,949
	BOC Hong Kong Holdings Ltd.	630,500	1,945
	Lenovo Group Ltd.	1,322,000	1,564
	Hang Seng Bank Ltd.	126,700	1,512
[2]	WH Group Ltd.	1,387,092	1,106
	Shenzhou International Group Holdings Ltd.	131,884	1,021
	MTR Corp. Ltd.	251,500	885
	Hongkong Land Holdings Ltd.	180,900	823
	Wharf Real Estate Investment Co. Ltd.	276,000	744
	Henderson Land Development Co. Ltd.	221,400	695
[2,3]	ESR Group Ltd.	458,200	674
	Sino Land Co. Ltd.	664,000	651
[2]	Samsonite International SA	231,900	630
	PRADA SpA	87,000	599

		Shares	Market Value ($000)
	SITC International Holdings Co. Ltd.	225,000	587
	ASMPT Ltd.	54,100	540
	AAC Technologies Holdings Inc.	116,500	527
	Swire Pacific Ltd. Class B	392,500	523
	Wharf Holdings Ltd.	164,000	451
	PCCW Ltd.	817,590	446
	Want Want China Holdings Ltd.	776,000	437
	Swire Properties Ltd.	193,000	386
	Xinyi Glass Holdings Ltd.	345,000	362
	Orient Overseas International Ltd.	22,000	282
	Bank of East Asia Ltd.	218,600	275
	Chow Tai Fook Jewellery Group Ltd.	295,000	272
	Hang Lung Properties Ltd.	328,000	267
[2]	BOC Aviation Ltd.	32,800	254
	Swire Pacific Ltd. Class A	30,500	251
	Yue Yuen Industrial Holdings Ltd.	110,500	249
	Kerry Properties Ltd.	115,500	232
	Hysan Development Co. Ltd.	143,000	231
	Vitasoy International Holdings Ltd.	130,000	207
	United Laboratories International Holdings Ltd.	152,000	207
*	MMG Ltd.	571,200	196
	Pacific Basin Shipping Ltd.	768,000	183
[1]	Cathay Pacific Airways Ltd.	144,181	180
	Stella International Holdings Ltd.	93,000	170
	VTech Holdings Ltd.	22,600	155
	Man Wah Holdings Ltd.	229,200	143
*	Cowell e Holdings Inc.	39,000	127
*	Vobile Group Ltd.	300,000	126
	Shangri-La Asia Ltd.	170,000	119
	Fortune REIT	220,000	113
	DFI Retail Group Holdings Ltd.	43,600	111
	Hang Lung Group Ltd.	84,000	108
	Luk Fook Holdings International Ltd.	55,180	104
*,2	Everest Medicines Ltd.	18,000	80
	HKBN Ltd.	125,000	78
*,2	FIT Hon Teng Ltd.	180,000	74
	Dah Sing Financial Holdings Ltd.	22,000	71
	Johnson Electric Holdings Ltd.	48,500	68
	Giordano International Ltd.	300,000	64
	IGG Inc.	137,000	63
*,1	Realord Group Holdings Ltd.	64,000	60
	Champion REIT	273,000	59
	Guotai Junan International Holdings Ltd.	406,000	58
*,2	CARsgen Therapeutics Holdings Ltd.	66,500	57
	Jinchuan Group International Resources Co. Ltd.	784,000	54
	Dah Sing Banking Group Ltd.	58,800	54
	Nexteer Automotive Group Ltd.	142,000	53
	China Travel International Investment Hong Kong Ltd.	412,000	52
	CITIC Telecom International Holdings Ltd.	169,000	50
	Value Partners Group Ltd.	241,000	49
	VSTECS Holdings Ltd.	70,000	46
	SmarTone Telecommunications Holdings Ltd.	86,000	44
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	40,000	43
	Cafe de Coral Holdings Ltd.	40,000	41
	Theme International Holdings Ltd.	770,000	40
	SUNeVision Holdings Ltd.	71,000	38
	Kerry Logistics Network Ltd.	39,500	37
	Truly International Holdings Ltd.	258,000	35
	Chow Sang Sang Holdings International Ltd.	35,000	29
	Asia Cement China Holdings Corp.	93,000	27
	Hutchison Telecommunications Hong Kong Holdings Ltd.	202,000	24
	Texhong International Group Ltd.	49,000	24
	LK Technology Holdings Ltd.	57,500	24
*	Hong Kong Technology Venture Co. Ltd.	114,312	22
	Far East Consortium International Ltd.	168,000	22
*,2	IMAX China Holding Inc.	24,100	22
	Singamas Container Holdings Ltd.	216,000	20
*,2,3	Fosun Tourism Group	36,400	19
	Sa Sa International Holdings Ltd.	190,000	18
	Prosperity REIT	113,000	18

		Shares	Market Value ($000)
	K Wah International Holdings Ltd.	77,000	17
*	Powerlong Real Estate Holdings Ltd.	218,000	16
*	Shun Tak Holdings Ltd.	180,000	15
*	Television Broadcasts Ltd.	38,900	15
*	C-Mer Medical Holdings Ltd.	52,000	14
			53,660
Hungary (0.1%)
	OTP Bank Nyrt.	39,514	2,142
	Richter Gedeon Nyrt.	25,571	680
	Magyar Telekom Telecommunications plc	55,008	175
			2,997
Iceland (0.0%)
	Marel HF	96,884	447
[2]	Arion Banki HF	240,114	273
	Islandsbanki HF	195,802	177
	Hagar hf	160,801	117
	Reitir fasteignafelag hf	123,407	101
	Festi hf	46,005	95
*	Kvika banki hf	656,251	90
	Eimskipafelag Islands hf	20,593	59
	Sjova-Almennar Tryggingar hf	152,709	50
	Vatryggingafelag Islands Hf	319,455	45
	Siminn HF	396,130	38
*	Icelandair Group HF	2,957,458	26
			1,518
India (6.0%)
	HDFC Bank Ltd.	962,690	20,544
	Infosys Ltd.	599,632	13,225
	ICICI Bank Ltd.	660,533	10,163
	Bharti Airtel Ltd. (XNSE)	416,584	8,044
	Axis Bank Ltd.	391,117	5,276
	Hindustan Unilever Ltd.	151,142	4,469
	HCL Technologies Ltd.	180,677	3,964
	Sun Pharmaceutical Industries Ltd.	186,015	3,926
*	Zomato Ltd.	1,176,956	3,917
	Bajaj Finance Ltd.	42,832	3,342
	Maruti Suzuki India Ltd.	23,524	3,091
	State Bank of India	305,207	3,038
	Power Grid Corp. of India Ltd.	716,039	2,796
	Titan Co. Ltd.	69,873	2,695
	UltraTech Cement Ltd.	19,344	2,569
	Trent Ltd.	31,032	2,501
	Kotak Mahindra Bank Ltd.	119,300	2,499
	Asian Paints Ltd.	77,583	2,279
*	Jio Financial Services Ltd.	536,475	2,092
	Grasim Industries Ltd.	64,974	2,008
	Adani Ports & Special Economic Zone Ltd.	126,316	1,785
	Shriram Finance Ltd.	48,352	1,731
	Cipla Ltd.	91,672	1,667
	Wipro Ltd.	242,023	1,661
*,2	InterGlobe Aviation Ltd.	31,448	1,634
	Divi's Laboratories Ltd.	21,973	1,606
	Nestle India Ltd.	60,680	1,606
*	Suzlon Energy Ltd.	2,027,089	1,519
	Max Healthcare Institute Ltd.	126,777	1,473
	Dr Reddy's Laboratories Ltd.	103,045	1,468
	Varun Beverages Ltd.	199,239	1,465
	Apollo Hospitals Enterprise Ltd.	17,004	1,376
	Indian Hotels Co. Ltd. Class A	145,703	1,372
	Eicher Motors Ltd.	23,760	1,360
	REC Ltd.	210,501	1,330
[2]	HDFC Life Insurance Co. Ltd.	167,928	1,310
	Hero MotoCorp Ltd.	22,277	1,258
	Info Edge India Ltd.	12,833	1,256
	Persistent Systems Ltd.	17,688	1,240
	Tata Consumer Products Ltd.	108,787	1,237
[2]	SBI Life Insurance Co. Ltd.	71,956	1,228
*	PB Fintech Ltd.	54,318	1,223

		Shares	Market Value ($000)
	Bajaj Finserv Ltd.	64,795	1,215
	Bajaj Auto Ltd.	11,272	1,207
	Britannia Industries Ltd.	20,181	1,180
	Coforge Ltd.	11,187	1,154
	TVS Motor Co. Ltd.	39,649	1,146
*,2	Avenue Supermarts Ltd.	25,619	1,126
	Dixon Technologies India Ltd.	5,991	1,125
*	Adani Green Energy Ltd.	71,112	1,118
	DLF Ltd.	106,994	1,046
	Cholamandalam Investment & Finance Co. Ltd.	70,328	1,029
	Lupin Ltd.	41,941	1,019
	CG Power & Industrial Solutions Ltd.	109,301	950
*	Indus Towers Ltd.	227,362	943
	Godrej Consumer Products Ltd.	62,293	921
	Pidilite Industries Ltd.	25,293	918
	Samvardhana Motherson International Ltd.	459,986	889
[2]	ICICI Lombard General Insurance Co. Ltd.	40,095	884
	Havells India Ltd.	42,544	866
[2]	HDFC Asset Management Co. Ltd.	17,259	861
*	Yes Bank Ltd.	3,419,558	810
	Voltas Ltd.	40,371	794
	Federal Bank Ltd.	309,055	773
	Colgate-Palmolive India Ltd.	22,502	771
	Tube Investments of India Ltd.	17,873	761
	Torrent Pharmaceuticals Ltd.	18,359	723
	Bharti Airtel Ltd.	50,024	722
	Ashok Leyland Ltd.	259,133	713
	Marico Ltd.	89,653	686
	Embassy Office Parks REIT	152,663	672
	PI Industries Ltd.	13,836	667
	Aurobindo Pharma Ltd.	44,408	665
	Mphasis Ltd.	18,737	662
[2]	Macrotech Developers Ltd.	43,740	650
	BSE Ltd.	11,509	639
	Fortis Healthcare Ltd.	81,311	636
	Bosch Ltd.	1,528	633
	SRF Ltd.	23,395	628
*	GMR Airports Infrastructure Ltd.	633,853	626
*	One 97 Communications Ltd.	58,342	626
	Phoenix Mills Ltd.	31,713	623
	Dabur India Ltd.	98,441	615
	Alkem Laboratories Ltd.	8,926	597
	Supreme Industries Ltd.	10,792	595
*	Godrej Properties Ltd.	18,019	594
	UPL Ltd.	88,868	575
	Bajaj Holdings & Investment Ltd.	4,560	566
	Kalyan Jewellers India Ltd.	65,181	560
	Page Industries Ltd.	1,050	556
	Crompton Greaves Consumer Electricals Ltd.	112,572	547
[2]	Sona Blw Precision Forgings Ltd.	68,483	546
*	Max Financial Services Ltd.	40,077	539
[2]	Indian Railway Finance Corp. Ltd.	302,861	537
	NMDC Ltd.	192,277	526
[2]	ICICI Prudential Life Insurance Co. Ltd.	63,255	525
	Oracle Financial Services Software Ltd.	3,770	524
	Bank of Baroda	176,337	516
	Zydus Lifesciences Ltd.	44,370	508
	KEI Industries Ltd.	9,654	495
	Rail Vikas Nigam Ltd.	95,469	494
	NHPC Ltd.	502,620	487
	Oberoi Realty Ltd.	20,416	486
	Blue Star Ltd.	22,099	485
	Indian Railway Catering & Tourism Corp. Ltd.	49,779	482
	360 ONE WAM Ltd.	36,221	479
*	IDFC First Bank Ltd.	626,494	476
	Tata Elxsi Ltd.	5,917	468
	Computer Age Management Services Ltd.	7,880	462
*	FSN E-Commerce Ventures Ltd.	226,784	462
	KPIT Technologies Ltd.	28,322	460
	Jubilant Foodworks Ltd.	59,920	458

		Shares	Market Value ($000)
	Punjab National Bank	363,591	454
	Glenmark Pharmaceuticals Ltd.	24,833	450
	Balkrishna Industries Ltd.	13,507	445
	Coromandel International Ltd.	20,346	432
	Muthoot Finance Ltd.	18,838	429
[2]	Laurus Labs Ltd.	63,719	429
	Prestige Estates Projects Ltd.	21,403	420
	National Aluminium Co. Ltd.	145,635	419
[2]	AU Small Finance Bank Ltd.	60,110	416
	Astral Ltd.	19,561	415
	Exide Industries Ltd.	75,628	406
	Ipca Laboratories Ltd.	22,125	405
	LIC Housing Finance Ltd.	53,107	403
	Tata Communications Ltd.	18,610	387
	Canara Bank	318,137	385
	SBI Cards & Payment Services Ltd.	45,707	379
	Hindustan Zinc Ltd.	62,915	377
	Deepak Nitrite Ltd.	11,633	376
	Union Bank of India Ltd.	253,570	366
*	Delhivery Ltd.	91,155	363
*	Vodafone Idea Ltd.	3,644,531	362
	Apollo Tyres Ltd.	59,575	361
	ACC Ltd.	13,561	358
	Central Depository Services India Ltd.	18,292	356
	Amara Raja Energy & Mobility Ltd.	23,382	355
	Tata Chemicals Ltd.	26,385	348
	UNO Minda Ltd.	27,770	347
*,2	Krishna Institute of Medical Sciences Ltd.	48,235	337
	Carborundum Universal Ltd.	19,313	334
	Cholamandalam Financial Holdings Ltd.	17,195	333
	Patanjali Foods Ltd.	15,461	333
	Angel One Ltd.	9,643	332
	Biocon Ltd.	74,892	325
	Brigade Enterprises Ltd.	21,921	323
*	Kaynes Technology India Ltd.	4,473	318
	Mahindra & Mahindra Financial Services Ltd.	96,880	314
	Gujarat Fluorochemicals Ltd.	6,582	309
	Indian Bank	44,660	305
	Thermax Ltd.	5,580	304
	IRB Infrastructure Developers Ltd.	475,222	302
	Atul Ltd.	3,469	300
[2]	Syngene International Ltd.	26,795	299
	Multi Commodity Exchange of India Ltd.	4,048	297
*	Aditya Birla Capital Ltd.	128,669	297
	Schaeffler India Ltd.	6,954	295
	Emami Ltd.	36,251	294
*	Suven Pharmaceuticals Ltd.	18,972	293
	Linde India Ltd.	3,572	293
*	Five-Star Business Finance Ltd.	36,854	287
*	Aditya Birla Fashion & Retail Ltd.	76,267	284
	IIFL Finance Ltd.	56,200	281
	Aditya Birla Real Estate Ltd.	8,565	279
	AIA Engineering Ltd.	6,721	278
	Dalmia Bharat Ltd.	12,873	278
	Motilal Oswal Financial Services Ltd.	25,118	274
	Berger Paints India Ltd.	46,816	274
	Piramal Pharma Ltd.	85,888	274
	Elgi Equipments Ltd.	36,159	274
	Sundram Fasteners Ltd.	19,854	271
[2]	Aster DM Healthcare Ltd.	45,679	271
	NCC Ltd.	73,465	270
	Neuland Laboratories Ltd.	1,362	270
	Piramal Enterprises Ltd.	18,826	265
	KEC International Ltd.	20,786	260
	Natco Pharma Ltd.	15,901	259
	Escorts Kubota Ltd.	6,114	258
[2]	Bandhan Bank Ltd.	128,670	258
	Hitachi Energy India Ltd.	1,796	255
*	Inox Wind Ltd.	112,532	255
[2]	Nippon Life India Asset Management Ltd.	31,168	254

		Shares	Market Value ($000)
	Whirlpool of India Ltd.	11,377	250
	Ajanta Pharma Ltd.	6,878	247
	Himadri Speciality Chemical Ltd.	39,231	245
	Poly Medicure Ltd.	7,295	241
	Concord Biotech Ltd.	9,540	241
	JB Chemicals & Pharmaceuticals Ltd.	11,620	239
	Nexus Select Trust	138,397	236
	Housing & Urban Development Corp. Ltd.	82,706	235
	Redington Ltd.	99,304	233
	Sonata Software Ltd.	31,458	233
	Welspun Corp. Ltd.	25,124	231
*	Amber Enterprises India Ltd.	3,209	231
	Navin Fluorine International Ltd.	5,457	227
	SKF India Ltd.	3,827	227
*	Global Health Ltd.	17,750	226
	Great Eastern Shipping Co. Ltd.	17,052	222
*,2	PNB Housing Finance Ltd.	21,027	222
	GlaxoSmithKline Pharmaceuticals Ltd.	7,548	219
	Kalpataru Projects International Ltd.	15,940	216
	UTI Asset Management Co. Ltd.	13,965	215
	Strides Pharma Science Ltd.	10,999	213
	Firstsource Solutions Ltd.	48,796	213
	Karur Vysya Bank Ltd.	73,998	208
	Triveni Turbine Ltd.	22,712	208
	Zee Entertainment Enterprises Ltd.	134,696	207
	Jubilant Pharmova Ltd. Class A	14,075	206
	Motherson Sumi Wiring India Ltd.	268,526	204
*	PVR Inox Ltd.	11,132	203
	Kajaria Ceramics Ltd.	14,110	202
	Bata India Ltd.	12,060	202
*	Star Health & Allied Insurance Co. Ltd.	35,827	200
	Narayana Hrudayalaya Ltd.	13,025	196
	Grindwell Norton Ltd.	7,784	194
*	Affle India Ltd.	10,011	193
[2]	Dr Lal PathLabs Ltd.	5,395	192
	Chambal Fertilisers & Chemicals Ltd.	31,192	191
*,2	Tejas Networks Ltd.	12,166	191
	Birlasoft Ltd.	26,813	188
	NBCC India Ltd.	159,231	188
	CRISIL Ltd.	2,921	186
	Zensar Technologies Ltd.	20,622	186
	Poonawalla Fincorp Ltd.	44,223	186
	Finolex Cables Ltd.	13,385	182
[2]	Indian Energy Exchange Ltd.	86,389	181
	Balrampur Chini Mills Ltd.	25,755	179
	eClerx Services Ltd.	4,288	178
	Granules India Ltd.	25,705	178
	City Union Bank Ltd.	82,480	176
	LMW Ltd.	911	176
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	10,793	176
	Anant Raj Ltd.	21,995	176
	Manappuram Finance Ltd.	93,394	173
	ZF Commercial Vehicle Control Systems India Ltd.	1,172	173
	Swan Energy Ltd.	23,875	173
	Aarti Industries Ltd.	32,265	172
	Sobha Ltd.	8,622	171
	PG Electroplast Ltd.	19,937	171
	Marksans Pharma Ltd.	41,665	170
	Ramkrishna Forgings Ltd.	14,829	170
	Vedant Fashions Ltd.	9,932	169
	Ceat Ltd.	4,588	168
	Finolex Industries Ltd.	52,670	168
[2]	Mindspace Business Parks REIT	38,203	167
	Bayer CropScience Ltd.	2,462	166
*,2	Lemon Tree Hotels Ltd.	107,192	166
	Honeywell Automation India Ltd.	341	165
	Can Fin Homes Ltd.	16,725	164
*	EID Parry India Ltd.	15,993	163
	V-Guard Industries Ltd.	32,871	162
	KPR Mill Ltd.	13,989	162

		Shares	Market Value ($000)
	EIH Ltd.	35,540	160
*,2	Eris Lifesciences Ltd.	9,345	159
	Edelweiss Financial Services Ltd.	108,295	158
*	Godrej Industries Ltd.	12,307	157
	Jindal Saw Ltd.	43,108	157
	Rainbow Children's Medicare Ltd.	8,178	154
	Newgen Software Technologies Ltd.	11,000	154
	Kfin Technologies Ltd.	11,139	154
	Sammaan Capital Ltd.	76,639	153
*	Aavas Financiers Ltd.	7,648	152
	Sumitomo Chemical India Ltd.	23,061	151
	Genus Power Infrastructures Ltd.	28,673	150
[2]	RBL Bank Ltd.	81,059	149
*	Equinox India Developments Ltd.	90,985	148
[2]	Endurance Technologies Ltd.	5,165	144
	Gillette India Ltd.	1,228	143
	Asahi India Glass Ltd.	17,498	142
	Nuvama Wealth Management Ltd.	1,825	142
	Kansai Nerolac Paints Ltd.	42,100	140
	CMS Info Systems Ltd.	23,449	138
[2]	ICICI Securities Ltd.	13,270	137
	Kirloskar Pneumatic Co. Ltd.	6,484	136
	BASF India Ltd.	1,893	135
	Anand Rathi Wealth Ltd.	2,733	135
	Hindustan Copper Ltd.	41,186	135
	Akzo Nobel India Ltd.	3,053	134
	Intellect Design Arena Ltd.	15,767	134
*	Devyani International Ltd.	67,918	133
	Bombay Burmah Trading Co.	4,630	132
	LT Foods Ltd.	27,423	129
[2]	General Insurance Corp. of India	26,976	128
	CCL Products India Ltd.	13,601	128
	Olectra Greentech Ltd.	6,685	127
	Voltamp Transformers Ltd.	1,050	127
[2]	IndiaMart InterMesh Ltd.	4,546	126
	Jupiter Wagons Ltd.	21,508	126
	Mastek Ltd.	3,276	123
	Arvind Ltd.	27,116	122
[2]	PowerGrid Infrastructure Investment Trust	118,012	121
	Sun TV Network Ltd.	13,364	120
	Techno Electric & Engineering Co. Ltd.	6,882	120
	Aptus Value Housing Finance India Ltd.	31,288	119
	Craftsman Automation Ltd.	1,966	119
	Safari Industries India Ltd.	3,864	119
	Pfizer Ltd.	1,880	118
	JBM Auto Ltd.	6,321	118
*	Medplus Health Services Ltd.	12,612	117
	Usha Martin Ltd.	26,073	117
	JM Financial Ltd.	71,695	116
*	Jai Balaji Industries Ltd.	10,706	116
*	Gokaldas Exports Ltd.	10,141	116
[2]	Quess Corp. Ltd.	13,750	115
	Zydus Wellness Ltd.	4,795	115
	TVS Holdings Ltd.	824	115
*,2	Metropolis Healthcare Ltd.	4,469	114
	Jubilant Ingrevia Ltd.	12,199	114
*	Sapphire Foods India Ltd.	29,485	114
	JK Lakshmi Cement Ltd.	12,222	113
*	Chalet Hotels Ltd.	10,706	113
	Gujarat Pipavav Port Ltd.	50,252	112
	Shyam Metalics & Energy Ltd.	11,219	111
	CreditAccess Grameen Ltd.	10,221	109
*	SignatureGlobal India Ltd.	6,821	109
*	Westlife Foodworld Ltd.	11,967	107
	Jyothy Labs Ltd.	21,408	107
	Jupiter Life Line Hospitals Ltd.	5,977	107
	Raymond Ltd.	5,424	106
	EPL Ltd.	34,976	106
[2]	IRCON International Ltd.	42,689	106
*	NMDC Steel Ltd.	192,559	105

		Shares	Market Value ($000)
	Bank of Maharashtra	154,190	104
	Alembic Pharmaceuticals Ltd.	7,940	103
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	13,638	103
	Elecon Engineering Co. Ltd.	14,846	103
	Care Ratings Ltd.	5,660	102
	Mrs Bectors Food Specialities Ltd.	4,730	102
	CIE Automotive India Ltd.	17,775	101
[2]	Godrej Agrovet Ltd.	11,314	101
*	Sterling & Wilson Renewable	17,385	100
[2]	Sansera Engineering Ltd.	5,299	100
	DCM Shriram Ltd.	7,257	99
	RR Kabel Ltd.	5,773	99
	AstraZeneca Pharma India Ltd.	1,253	98
	Gujarat State Fertilizers & Chemicals Ltd.	36,863	98
	Electrosteel Castings Ltd.	53,872	98
	Action Construction Equipment Ltd.	6,325	98
*	V-Mart Retail Ltd.	2,069	97
	Garware Technical Fibres Ltd.	1,751	97
*	Nazara Technologies Ltd.	8,155	97
	ION Exchange India Ltd.	12,312	97
	Tanla Platforms Ltd.	11,484	96
[2]	New India Assurance Co. Ltd.	41,672	96
*	Schneider Electric Infrastructure Ltd.	9,736	96
	Vardhman Textiles Ltd.	16,852	95
	KNR Constructions Ltd.	24,359	94
	Bikaji Foods International Ltd.	9,823	94
[2]	Home First Finance Co. India Ltd.	7,470	93
	NIIT Learning Systems Ltd.	16,569	92
	Vesuvius India Ltd.	1,449	92
	Karnataka Bank Ltd.	36,222	91
	Relaxo Footwears Ltd.	11,513	91
*	Adani Wilmar Ltd.	24,461	91
	PTC India Ltd.	42,916	89
	Supreme Petrochem Ltd.	10,469	89
	RITES Ltd.	26,289	89
*	IFCI Ltd.	116,583	88
	Welspun Living Ltd.	48,396	88
	Vinati Organics Ltd.	3,971	88
[2]	Equitas Small Finance Bank Ltd.	117,793	87
	JK Tyre & Industries Ltd.	19,126	87
	BLS International Services Ltd.	18,920	87
	Godawari Power & Ispat Ltd.	38,710	87
	VIP Industries Ltd.	14,063	86
	IDBI Bank Ltd.	88,571	86
	Texmaco Rail & Engineering Ltd.	33,832	86
	Century Plyboards India Ltd.	9,875	85
	Saregama India Ltd.	14,041	85
	Infibeam Avenues Ltd.	261,334	84
	Bajaj Electricals Ltd.	9,251	84
	Graphite India Ltd.	13,217	82
	Happiest Minds Technologies Ltd.	9,337	80
*	Tata Teleservices Maharashtra Ltd.	85,777	80
*	TVS Supply Chain Solutions Ltd.	37,884	80
	Blue Dart Express Ltd.	894	79
	Shipping Corp. of India Ltd.	27,878	78
*	Dhani Services Ltd.	84,039	77
	Rallis India Ltd.	19,560	77
	Orient Electric Ltd.	27,671	77
	Trident Ltd.	187,460	76
	PNC Infratech Ltd.	21,196	75
	NOCIL Ltd.	23,823	75
*	Rategain Travel Technologies Ltd.	8,987	75
	South Indian Bank Ltd.	255,395	74
	Route Mobile Ltd.	4,308	74
	Cera Sanitaryware Ltd.	844	74
	Archean Chemical Industries Ltd.	8,778	74
*	G R Infraprojects Ltd.	3,796	74
	Birla Corp. Ltd.	4,984	73
	Minda Corp. Ltd.	12,445	73
	Fine Organic Industries Ltd.	1,161	72

		Shares	Market Value ($000)
	Symphony Ltd.	4,452	71
	Jammu & Kashmir Bank Ltd.	61,317	71
*	TeamLease Services Ltd.	2,055	71
	Gateway Distriparks Ltd.	72,920	71
*	Restaurant Brands Asia Ltd.	68,950	71
	Procter & Gamble Health Ltd.	1,146	70
	Alkyl Amines Chemicals	2,943	69
	Railtel Corp. of India Ltd.	14,223	69
*	Chemplast Sanmar Ltd.	11,255	67
	KRBL Ltd.	17,921	66
	Mahindra Lifespace Developers Ltd.	11,232	66
	Suprajit Engineering Ltd.	11,965	66
	Thomas Cook India Ltd.	26,428	65
	TTK Prestige Ltd.	6,400	64
	Tamilnad Mercantile Bank Ltd.	11,483	64
*	Sterlite Technologies Ltd.	45,252	63
	Rhi Magnesita India Ltd.	10,072	62
[2]	Ujjivan Small Finance Bank Ltd.	147,747	62
*	Alok Industries Ltd.	241,996	61
	JK Paper Ltd.	12,236	61
	DCB Bank Ltd.	41,145	60
*	Nuvoco Vistas Corp. Ltd.	14,469	60
	Capri Global Capital Ltd.	24,397	60
	Rain Industries Ltd.	31,205	57
	Balaji Amines Ltd.	2,333	57
	Syrma SGS Technology Ltd.	8,388	56
*	Borosil Renewables Ltd.	10,389	55
	Clean Science & Technology Ltd.	3,557	54
	GMM Pfaudler Ltd.	3,738	54
	Galaxy Surfactants Ltd.	1,566	52
	Kaveri Seed Co. Ltd.	5,014	51
	Polyplex Corp. Ltd.	3,353	51
	Maharashtra Seamless Ltd.	6,497	50
	Vaibhav Global Ltd.	14,293	48
	Bajaj Consumer Care Ltd.	18,816	47
*	Just Dial Ltd.	3,559	47
*	Sheela Foam Ltd.	4,451	44
[2]	IRB InvIT Fund	58,659	40
*	Network18 Media & Investments Ltd.	41,641	39
*	Campus Activewear Ltd.	11,285	38
	NIIT Ltd.	13,822	37
*	Sun Pharma Advanced Research Co. Ltd.	13,227	34
	Allcargo Logistics Ltd.	43,908	28
	Vakrangee Ltd.	86,136	25
*,3	Brightcom Group Ltd.	264,240	25
*,3	Odigma Consultancy Solutions Ltd.	2,936	4
			238,518
Indonesia (0.5%)
	Bank Central Asia Tbk. PT	9,487,416	5,991
	Bank Rakyat Indonesia Persero Tbk. PT	11,994,096	3,231
	Bank Mandiri Persero Tbk. PT	7,614,940	2,961
	Telkom Indonesia Persero Tbk. PT	8,074,500	1,384
	Bank Negara Indonesia Persero Tbk. PT	2,648,600	834
*	GoTo Gojek Tokopedia Tbk. PT Class A	164,549,001	738
	Sumber Alfaria Trijaya Tbk. PT	3,170,300	570
*	Bumi Resources Minerals Tbk. PT	18,417,900	481
	Charoen Pokphand Indonesia Tbk. PT	1,276,500	376
*	Merdeka Copper Gold Tbk. PT	2,998,500	350
	Indofood Sukses Makmur Tbk. PT	693,500	330
	Indofood CBP Sukses Makmur Tbk. PT	369,500	278
	Kalbe Farma Tbk. PT	2,891,600	274
	Barito Pacific Tbk. PT	4,114,261	222
	Indah Kiat Pulp & Paper Tbk. PT	418,700	192
	Sarana Menara Nusantara Tbk. PT	3,789,500	169
	Indosat Tbk. PT	975,200	148
	Dayamitra Telekomunikasi PT	3,675,800	144
	Mitra Keluarga Karyasehat Tbk. PT	878,600	143
	Siloam International Hospitals Tbk. PT	705,300	140
	Elang Mahkota Teknologi Tbk. PT	4,514,400	139

		Shares	Market Value ($000)
*	Bank Jago Tbk. PT	832,100	139
	Ciputra Development Tbk. PT	1,786,100	121
	XL Axiata Tbk. PT	837,150	117
	Japfa Comfeed Indonesia Tbk. PT	1,080,400	117
	Bank Syariah Indonesia Tbk. PT	625,100	114
	Mitra Adiperkasa Tbk. PT	1,099,400	109
	Unilever Indonesia Tbk. PT	893,100	105
	Indocement Tunggal Prakarsa Tbk. PT	236,800	102
	Map Aktif Adiperkasa PT	1,395,500	97
	Cisarua Mountain Dairy PT Tbk.	274,600	97
	Jasa Marga Persero Tbk. PT	334,200	94
*	Vale Indonesia Tbk. PT	399,253	91
*	Bank Pan Indonesia Tbk. PT	809,000	91
	Summarecon Agung Tbk. PT	2,651,706	90
*	Panin Financial Tbk. PT	3,117,500	85
	Pakuwon Jati Tbk. PT	3,117,400	82
	Mayora Indah Tbk. PT	434,500	74
*	Bukalapak.com PT Tbk.	9,501,000	73
	PT Tower Bersama Infrastructure Tbk.	571,292	71
*	Bumi Serpong Damai Tbk. PT	1,078,700	68
	BFI Finance Indonesia Tbk. PT	1,111,600	65
	Aspirasi Hidup Indonesia Tbk. PT	1,279,700	62
	Avia Avian Tbk. PT	2,306,500	61
	Bank Tabungan Negara Persero Tbk. PT	659,148	53
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	865,526	51
	Matahari Department Store Tbk. PT	477,400	43
*,3	Waskita Karya Persero Tbk. PT	3,046,719	39
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	872,600	32
*	Lippo Karawaci Tbk. PT	3,991,800	27
*	Global Mediacom Tbk. PT	2,154,300	27
	Surya Citra Media Tbk. PT	2,787,300	23
*	Bank Neo Commerce Tbk. PT	1,417,538	23
	Bank Danamon Indonesia Tbk. PT	109,100	17
	Bank BTPN Syariah Tbk. PT	276,900	16
*	Media Nusantara Citra Tbk. PT	608,900	12
			21,583
Ireland (0.2%)
	Kerry Group plc Class A	25,718	2,488
	Kingspan Group plc	26,174	1,972
	AIB Group plc	306,172	1,671
	Bank of Ireland Group plc	175,833	1,542
	Glanbia plc (XDUB)	28,688	444
	Dalata Hotel Group plc	42,489	198
	Glanbia plc (XLON)	28	—
			8,315
Israel (0.5%)
	Bank Leumi Le-Israel BM	263,782	3,006
	Bank Hapoalim BM	234,028	2,690
*	Nice Ltd.	10,798	1,949
	Israel Discount Bank Ltd. Class A	219,151	1,443
	Mizrahi Tefahot Bank Ltd.	24,611	1,065
*	Tower Semiconductor Ltd.	19,557	902
*	Nova Ltd.	4,963	893
	Bezeq The Israeli Telecommunication Corp. Ltd.	372,416	535
	Azrieli Group Ltd.	6,424	517
	First International Bank of Israel Ltd.	9,332	441
	Shufersal Ltd.	36,475	367
	Camtek Ltd.	4,696	354
	Phoenix Financial Ltd.	25,861	324
*	Enlight Renewable Energy Ltd.	18,274	306
	Reit 1 Ltd.	46,646	240
*	Clal Insurance Enterprises Holdings Ltd.	10,202	217
	Alony Hetz Properties & Investments Ltd.	24,944	213
	Harel Insurance Investments & Financial Services Ltd.	16,468	199
	FIBI Holdings Ltd.	4,032	199
	Tel Aviv Stock Exchange Ltd.	14,096	169
*	Shikun & Binui Ltd.	48,818	160
	Strauss Group Ltd.	7,909	151
	Sapiens International Corp. NV	4,900	133

		Shares	Market Value ($000)
	Electra Ltd.	245	131
	One Software Technologies Ltd.	7,504	129
	Mega Or Holdings Ltd.	4,166	127
	Menora Mivtachim Holdings Ltd.	3,385	126
*	Partner Communications Co. Ltd.	18,911	112
	Isracard Ltd.	27,519	112
	Hilan Ltd.	1,863	108
	Next Vision Stabilized Systems Ltd.	7,532	105
	Matrix IT Ltd.	4,483	102
*	Ashtrom Group Ltd.	5,670	100
	Sella Capital Real Estate Ltd.	38,179	95
	Summit Real Estate Holdings Ltd.	5,788	93
	Danel Adir Yeoshua Ltd.	815	91
	Israel Canada T.R Ltd.	21,682	87
	YH Dimri Construction & Development Ltd.	889	85
*	Cellcom Israel Ltd.	15,170	82
	Delta Galil Ltd.	1,506	80
	IDI Insurance Co. Ltd.	2,191	80
	Fox Wizel Ltd.	1,019	80
*	OY Nofar Energy Ltd.	2,829	70
*	Kamada Ltd.	11,122	65
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	890	60
	Elco Ltd.	1,586	58
*	Perion Network Ltd.	6,614	56
	G City Ltd.	11,329	49
	AudioCodes Ltd.	3,913	35
			18,791
Italy (1.7%)
	Intesa Sanpaolo SpA	2,725,218	10,461
	UniCredit SpA	271,375	10,424
	Ferrari NV	20,027	8,724
	Generali	213,471	6,107
	Stellantis NV	274,231	3,640
	Terna - Rete Elettrica Nazionale	245,772	2,080
	Moncler SpA	38,862	1,903
	Banco BPM SpA	236,693	1,804
	FinecoBank Banca Fineco SpA	107,005	1,717
	Mediobanca Banca di Credito Finanziario SpA	96,332	1,406
	Banca Monte dei Paschi di Siena SpA	169,233	1,112
	BPER Banca SpA	177,729	1,085
[2]	Poste Italiane SpA	72,922	1,024
	Stellantis NV (XPAR)	73,590	977
	Recordati Industria Chimica e Farmaceutica SpA	17,095	932
	Unipol Gruppo SpA	70,519	851
*,2	Nexi SpA	138,721	821
	Interpump Group SpA	14,380	669
	Reply SpA	4,103	657
	Buzzi SpA	15,138	642
	Amplifon SpA	22,727	577
	Brunello Cucinelli SpA	5,801	575
[2]	Infrastrutture Wireless Italiane SpA	55,091	568
	Banca Popolare di Sondrio SPA	65,363	497
	Azimut Holding SpA	19,642	496
*	Telecom Italia SpA (Bearer)	1,555,917	438
	Banca Mediolanum SpA	34,897	403
[2]	Pirelli & C SpA	73,424	398
	DiaSorin SpA	3,402	380
	Banca Generali SpA	7,860	368
	De' Longhi SpA	11,166	335
[2]	Anima Holding SpA	43,016	284
[2]	BFF Bank SpA	29,325	278
[2]	Technogym SpA	22,846	254
	Brembo NV	25,716	238
	Webuild SpA	80,499	225
	Maire SpA	28,606	219
	SOL SpA	5,551	213
*,1	Telecom Italia SpA (Registered)	853,332	205
[2]	Enav SpA	45,370	196
	Tamburi Investment Partners SpA	19,274	171

		Shares	Market Value ($000)
[2]	Carel Industries SpA	8,397	167
*	Technoprobe SpA	25,131	155
	Banca IFIS SpA	5,905	125
	Moltiply Group SpA	3,033	120
	Cementir Holding NV	9,933	116
	Danieli & C Officine Meccaniche SpA Saving Shares	5,269	108
	Italmobiliare SpA	3,648	102
	Intercos SpA	7,072	102
	Rizzoli Corriere Della Sera Mediagroup SpA	109,788	98
	El.En. SpA	7,636	98
	Credito Emiliano SpA	8,878	94
	MFE-MediaForEurope NV Class A	31,441	94
	Arnoldo Mondadori Editore SpA	41,871	92
[2]	RAI Way SpA	15,400	84
*	Juventus Football Club SpA	22,288	77
	Sesa SpA	932	76
	MFE-MediaForEurope NV Class B	17,878	73
	Sanlorenzo SpA	1,998	66
*,2	GVS SpA	9,878	54
	Ariston Holding NV	13,911	54
	Danieli & C Officine Meccaniche SpA	1,939	52
	MARR SpA	4,699	49
	Piaggio & C SpA	21,604	46
	Salvatore Ferragamo SpA	7,840	46
	Tinexta SpA	5,052	42
	Zignago Vetro SpA	3,537	36
	Alerion Cleanpower SpA	693	13
			66,593
Japan (17.0%)
	Toyota Motor Corp.	2,030,100	34,687
	Mitsubishi UFJ Financial Group Inc.	1,937,800	23,129
	Sony Group Corp.	1,026,500	20,608
	Recruit Holdings Co. Ltd.	229,149	15,939
	Sumitomo Mitsui Financial Group Inc.	637,300	15,729
	Keyence Corp.	33,100	14,362
	Tokio Marine Holdings Inc.	325,400	12,134
	Shin-Etsu Chemical Co. Ltd.	325,900	12,094
	Tokyo Electron Ltd.	75,200	11,790
	Mizuho Financial Group Inc.	434,520	10,971
	Fast Retailing Co. Ltd.	30,700	10,520
	Nintendo Co. Ltd.	178,500	10,476
	Daiichi Sankyo Co. Ltd.	321,400	10,206
	SoftBank Group Corp.	167,800	10,059
	KDDI Corp.	257,400	8,508
	Hoya Corp.	60,100	7,769
	Takeda Pharmaceutical Co. Ltd.	264,657	7,216
	Honda Motor Co. Ltd.	817,100	7,050
	Advantest Corp.	126,400	7,000
	Seven & i Holdings Co. Ltd.	391,900	6,806
	SoftBank Corp.	4,700,630	6,076
	Fujitsu Ltd.	278,700	5,355
	MS&AD Insurance Group Holdings Inc.	229,400	5,137
	Canon Inc.	157,100	5,118
	Denso Corp.	350,800	5,022
	Terumo Corp.	245,700	5,018
	Nippon Telegraph & Telephone Corp.	4,829,500	4,956
	Chugai Pharmaceutical Co. Ltd.	111,700	4,916
	Murata Manufacturing Co. Ltd.	288,800	4,832
	Otsuka Holdings Co. Ltd.	82,300	4,782
	FUJIFILM Holdings Corp.	197,300	4,464
	Oriental Land Co. Ltd.	184,900	4,363
	FANUC Corp.	163,000	4,235
	Dai-ichi Life Holdings Inc.	155,000	4,201
	Sompo Holdings Inc.	158,200	4,180
	TDK Corp.	310,200	4,021
	SMC Corp.	9,400	4,011
	Disco Corp.	14,200	3,880
	Mitsui Fudosan Co. Ltd.	460,700	3,862
	NEC Corp.	44,400	3,796

		Shares	Market Value ($000)
	East Japan Railway Co.	186,600	3,645
	Bridgestone Corp.	97,800	3,498
	Ajinomoto Co. Inc.	82,200	3,459
	Panasonic Holdings Corp.	351,700	3,431
	Renesas Electronics Corp.	259,577	3,405
	Kao Corp.	78,000	3,394
	Suzuki Motor Corp.	308,900	3,285
	Japan Post Holdings Co. Ltd.	326,167	3,271
	Daiwa House Industry Co. Ltd.	103,400	3,256
	Central Japan Railway Co.	156,800	3,229
	Astellas Pharma Inc.	308,700	3,214
	Resona Holdings Inc.	377,250	3,155
	Sumitomo Mitsui Trust Group Inc.	121,900	3,056
	Olympus Corp.	187,300	2,961
	Aeon Co. Ltd.	122,900	2,956
	Nomura Holdings Inc.	485,500	2,943
	Mitsubishi Estate Co. Ltd.	186,300	2,640
	Sumitomo Electric Industries Ltd.	131,200	2,533
	Secom Co. Ltd.	69,900	2,442
	Nippon Yusen KK	76,000	2,437
	Japan Post Bank Co. Ltd.	250,318	2,369
	Asics Corp.	113,500	2,293
	Sekisui House Ltd.	95,200	2,258
	Sumitomo Realty & Development Co. Ltd.	72,400	2,246
	Nomura Research Institute Ltd.	71,900	2,202
	Japan Exchange Group Inc.	181,400	2,195
	Kubota Corp.	170,900	2,142
	Bandai Namco Holdings Inc.	101,100	2,140
	NTT Data Group Corp.	109,300	2,124
	Sysmex Corp.	98,200	2,081
	Kyocera Corp.	210,700	2,078
	Toyota Industries Corp.	27,100	2,026
	Mitsui OSK Lines Ltd.	57,700	1,978
	Nitto Denko Corp.	121,600	1,944
	Obic Co. Ltd.	56,500	1,856
	Shionogi & Co. Ltd.	125,400	1,779
	Shimano Inc.	12,700	1,766
	Pan Pacific International Holdings Corp.	69,300	1,765
	Unicharm Corp.	66,300	1,727
	Toray Industries Inc.	268,600	1,718
	Nitori Holdings Co. Ltd.	12,700	1,630
	T&D Holdings Inc.	85,300	1,617
	Fujikura Ltd.	45,100	1,611
	Lasertec Corp.	14,600	1,608
	Daiwa Securities Group Inc.	232,900	1,567
	Asahi Kasei Corp.	218,600	1,562
	West Japan Railway Co.	79,502	1,497
	Capcom Co. Ltd.	61,400	1,442
	Eisai Co. Ltd.	46,000	1,428
*	Rakuten Group Inc.	240,300	1,385
	Yamaha Motor Co. Ltd.	156,500	1,364
	Shimadzu Corp.	47,700	1,346
	Isuzu Motors Ltd.	100,500	1,341
	Makita Corp.	42,500	1,335
	TOPPAN Holdings Inc.	47,000	1,261
	LY Corp.	452,600	1,249
	Shiseido Co. Ltd.	66,900	1,245
	Trend Micro Inc.	22,300	1,229
	Mitsubishi Chemical Group Corp.	225,800	1,188
	Yaskawa Electric Corp.	45,100	1,186
	Dai Nippon Printing Co. Ltd.	76,900	1,176
	Nippon Paint Holdings Co. Ltd.	171,113	1,174
	SBI Holdings Inc.	46,000	1,163
	MINEBEA MITSUMI Inc.	70,400	1,158
	Concordia Financial Group Ltd.	189,800	1,139
	Nippon Building Fund Inc.	1,354	1,136
	Daito Trust Construction Co. Ltd.	10,000	1,116
	Toyo Suisan Kaisha Ltd.	15,500	1,089
	Dentsu Group Inc.	42,300	1,082
	Sekisui Chemical Co. Ltd.	66,700	1,080

		Shares	Market Value ($000)
	Sanrio Co. Ltd.	31,100	1,030
	Omron Corp.	32,200	1,029
	Hankyu Hanshin Holdings Inc.	37,100	1,019
	Sanwa Holdings Corp.	33,600	1,015
	Daifuku Co. Ltd.	48,600	1,014
	Yakult Honsha Co. Ltd.	49,376	1,009
	Tokyu Corp.	85,900	1,005
	Nexon Co. Ltd.	72,400	996
	Niterra Co. Ltd.	31,900	990
	TIS Inc.	39,900	978
	MEIJI Holdings Co. Ltd.	45,600	976
	Chiba Bank Ltd.	113,400	948
	Mitsubishi HC Capital Inc.	136,760	923
	Nissin Foods Holdings Co. Ltd.	34,700	923
	Nippon Sanso Holdings Corp.	31,500	922
	Kawasaki Kisen Kaisha Ltd.	69,100	921
	Hikari Tsushin Inc.	4,100	901
	MatsukiyoCocokara & Co.	63,900	898
	Sumitomo Forestry Co. Ltd.	23,300	889
	Otsuka Corp.	35,300	882
	SCREEN Holdings Co. Ltd.	13,900	879
	Resonac Holdings Corp.	32,167	879
	Japan Real Estate Investment Corp.	236	874
	Aisin Corp.	81,000	855
	Toho Co. Ltd.	19,400	849
	Isetan Mitsukoshi Holdings Ltd.	59,500	849
	Seiko Epson Corp.	47,500	846
	Ono Pharmaceutical Co. Ltd.	73,400	843
	BayCurrent Inc.	22,900	830
	Ryohin Keikaku Co. Ltd.	40,300	829
	Fukuoka Financial Group Inc.	29,300	812
	Hoshizaki Corp.	19,800	804
	MISUMI Group Inc.	48,800	794
	Nissan Chemical Corp.	22,400	782
	Kyoto Financial Group Inc.	49,800	752
	Seibu Holdings Inc.	36,100	750
	Kurita Water Industries Ltd.	19,500	745
	Haseko Corp.	55,000	740
	Kyowa Kirin Co. Ltd.	44,500	740
	Brother Industries Ltd.	41,800	737
	Kuraray Co. Ltd.	54,100	737
[1]	Nissan Motor Co. Ltd.	305,500	737
	Shizuoka Financial Group Inc.	82,600	736
	Azbil Corp.	91,300	731
	Nomura Real Estate Master Fund Inc.	763	723
	Keisei Electric Railway Co. Ltd.	24,000	721
	M3 Inc.	73,800	718
	SG Holdings Co. Ltd.	72,834	717
	Suntory Beverage & Food Ltd.	21,000	716
	Mitsui Chemicals Inc.	30,700	713
	Mebuki Financial Group Inc.	160,400	712
	Japan Metropolitan Fund Investment Corp.	1,160	708
	MonotaRO Co. Ltd.	39,600	708
	Kintetsu Group Holdings Co. Ltd.	32,900	703
	USS Co. Ltd.	75,100	696
	Tokyu Fudosan Holdings Corp.	106,100	696
	Hulic Co. Ltd.	76,770	692
	Rohto Pharmaceutical Co. Ltd.	34,500	685
[1]	Nippon Prologis REIT Inc.	433	683
	TOTO Ltd.	25,200	681
	KDX Realty Investment Corp.	675	665
	Tobu Railway Co. Ltd.	37,800	650
	Nikon Corp.	54,800	649
	Japan Post Insurance Co. Ltd.	30,939	649
	Tosoh Corp.	46,800	646
	Credit Saison Co. Ltd.	26,900	645
	Mazda Motor Corp.	99,900	637
	Daiwa House REIT Investment Corp.	405	630
	Nippon Express Holdings Inc.	12,100	630
	NH Foods Ltd.	18,100	624

		Shares	Market Value ($000)
	Kyushu Railway Co.	23,400	616
	Oji Holdings Corp.	166,500	615
	Santen Pharmaceutical Co. Ltd.	52,800	608
	Odakyu Electric Railway Co. Ltd.	55,700	596
	McDonald's Holdings Co. Japan Ltd.	14,300	592
	Hirose Electric Co. Ltd.	4,900	590
	Nisshin Seifun Group Inc.	48,100	589
	Amada Co. Ltd.	60,800	587
	Tokyo Tatemono Co. Ltd.	33,800	584
	Asahi Intecc Co. Ltd.	33,600	584
	Medipal Holdings Corp.	35,600	578
	Yamato Holdings Co. Ltd.	49,800	576
	Invincible Investment Corp.	1,355	576
	ZOZO Inc.	18,000	568
	ANA Holdings Inc.	29,241	565
	Marui Group Co. Ltd.	34,800	563
	Sohgo Security Services Co. Ltd.	74,600	559
	Taiheiyo Cement Corp.	21,900	558
	Oracle Corp. Japan	5,400	554
	Hamamatsu Photonics KK	46,300	551
	Lixil Corp.	47,900	548
	Keio Corp.	20,700	546
	Fujitec Co. Ltd.	13,900	546
	Hachijuni Bank Ltd.	79,100	542
	Ibiden Co. Ltd.	18,300	542
	CyberAgent Inc.	74,700	521
	Rohm Co. Ltd.	55,400	520
	Nomura Real Estate Holdings Inc.	20,800	517
	Square Enix Holdings Co. Ltd.	12,700	512
	Yamaha Corp.	69,000	509
	SCSK Corp.	25,100	509
	J Front Retailing Co. Ltd.	42,500	507
	COMSYS Holdings Corp.	23,200	506
	Socionext Inc.	30,500	496
	Persol Holdings Co. Ltd.	317,900	491
	EXEO Group Inc.	41,500	486
	Nichirei Corp.	16,700	481
	Gunma Bank Ltd.	65,800	479
	Koito Manufacturing Co. Ltd.	36,700	478
	Japan Airlines Co. Ltd.	28,623	477
	Furukawa Electric Co. Ltd.	11,500	475
[1]	SUMCO Corp.	58,800	475
	Orix JREIT Inc.	423	471
	THK Co. Ltd.	19,300	467
	Lion Corp.	38,600	461
	Nagase & Co. Ltd.	22,500	460
	Nagoya Railroad Co. Ltd.	39,500	459
	Iyogin Holdings Inc.	44,400	459
	Advance Residence Investment Corp.	231	456
	Kadokawa Corp.	15,644	454
	Yokohama Rubber Co. Ltd.	22,300	453
	Open House Group Co. Ltd.	12,200	452
	Keihan Holdings Co. Ltd.	19,200	446
	Keikyu Corp.	49,300	439
[1]	United Urban Investment Corp.	475	433
	Tokyo Ohka Kogyo Co. Ltd.	17,900	430
	Dexerials Corp.	26,500	430
	Alfresa Holdings Corp.	29,200	423
	Tomy Co. Ltd.	14,900	423
	Fuji Soft Inc.	6,500	417
	Kansai Paint Co. Ltd.	28,700	410
	Yamazaki Baking Co. Ltd.	21,700	410
	Hirogin Holdings Inc.	54,300	408
	Kobayashi Pharmaceutical Co. Ltd.	10,100	403
	NSK Ltd.	91,200	402
	Alps Alpine Co. Ltd.	38,800	401
	Maruwa Co. Ltd.	1,400	401
	Japan Airport Terminal Co. Ltd.	11,300	397
	Shimamura Co. Ltd.	7,000	397
	Zenkoku Hosho Co. Ltd.	10,900	391

		Shares	Market Value ($000)
	77 Bank Ltd.	13,200	389
	Miura Co. Ltd.	15,500	388
	Tokyo Century Corp.	39,200	388
	Toyo Seikan Group Holdings Ltd.	24,400	388
	Air Water Inc.	31,200	387
	Takasago Thermal Engineering Co. Ltd.	9,700	387
	Mitsubishi Logistics Corp.	52,500	386
	Tsumura & Co.	11,900	383
	Suzuken Co. Ltd.	12,200	382
	Japan Hotel REIT Investment Corp.	835	381
	Kewpie Corp.	16,500	380
	NET One Systems Co. Ltd.	12,600	379
	Aozora Bank Ltd.	23,500	377
	Stanley Electric Co. Ltd.	22,100	372
	Nippon Kayaku Co. Ltd.	43,800	369
*	Shinko Electric Industries Co. Ltd.	10,400	365
	Yamaguchi Financial Group Inc.	34,200	364
	Nifco Inc.	15,100	363
	Nihon Kohden Corp.	25,500	363
	Yamada Holdings Co. Ltd.	118,900	363
	Konica Minolta Inc.	82,800	362
	TechnoPro Holdings Inc.	19,700	362
	Takashimaya Co. Ltd.	45,100	361
	DMG Mori Co. Ltd.	21,100	360
	GMO Payment Gateway Inc.	6,800	360
	Tsuruha Holdings Inc.	6,500	360
	Hisamitsu Pharmaceutical Co. Inc.	12,700	359
	Rinnai Corp.	16,800	358
	Daicel Corp.	40,200	357
	Internet Initiative Japan Inc.	17,700	357
	Coca-Cola Bottlers Japan Holdings Inc.	22,200	356
	DIC Corp.	16,200	354
	Goldwin Inc.	5,900	351
	BIPROGY Inc.	11,200	349
	Hakuhodo DY Holdings Inc.	45,500	349
	Ulvac Inc.	8,400	347
	Nabtesco Corp.	21,500	347
[1]	Seino Holdings Co. Ltd.	21,100	347
	Sumitomo Rubber Industries Ltd.	30,500	337
	Iida Group Holdings Co. Ltd.	22,400	337
	NSD Co. Ltd.	14,500	333
	INFRONEER Holdings Inc.	39,908	324
	Teijin Ltd.	36,700	323
	Kamigumi Co. Ltd.	14,100	318
	Kakaku.com Inc.	18,900	317
	Sekisui House REIT Inc.	647	316
	Fuyo General Lease Co. Ltd.	4,200	315
	Japan Prime Realty Investment Corp.	141	312
	Daishi Hokuetsu Financial Group Inc.	16,600	312
	Mitsui Fudosan Logistics Park Inc.	462	312
	Mitsubishi Materials Corp.	19,400	311
	Kyushu Financial Group Inc.	65,000	311
	Taiyo Yuden Co. Ltd.	21,700	310
	Kagome Co. Ltd.	15,400	306
[1]	Nikkon Holdings Co. Ltd.	23,200	306
	Nippon Electric Glass Co. Ltd.	13,300	305
	Tokyo Seimitsu Co. Ltd.	6,200	301
*	PeptiDream Inc.	15,000	296
	Nishi-Nippon Financial Holdings Inc.	22,200	296
	Industrial & Infrastructure Fund Investment Corp.	385	295
	Amano Corp.	10,300	294
	Ezaki Glico Co. Ltd.	9,900	291
	LaSalle Logiport REIT	299	287
	Chugin Financial Group Inc.	26,400	286
	Wacoal Holdings Corp.	8,300	285
	ADEKA Corp.	15,400	284
	Kokuyo Co. Ltd.	15,200	284
	NHK Spring Co. Ltd.	24,300	283
	Nankai Electric Railway Co. Ltd.	17,500	282
	Nissui Corp.	44,400	278

		Shares	Market Value ($000)
	Daiwabo Holdings Co. Ltd.	13,500	276
	Koei Tecmo Holdings Co. Ltd.	23,780	276
	Sawai Group Holdings Co. Ltd.	18,900	275
	Mitsubishi Motors Corp.	104,100	273
	Kyudenko Corp.	7,900	272
	JTEKT Corp.	38,300	269
	NOK Corp.	17,800	268
	Sankyu Inc.	7,700	267
	Macnica Holdings Inc.	22,600	266
	Nippon Shinyaku Co. Ltd.	9,100	265
	Toyo Tire Corp.	17,000	265
	Toagosei Co. Ltd.	25,700	262
	JVCKenwood Corp.	25,900	261
	Sugi Holdings Co. Ltd.	15,300	259
	Jeol Ltd.	7,400	259
	Yaoko Co. Ltd.	4,200	259
	Yamato Kogyo Co. Ltd.	5,000	258
	Bic Camera Inc.	23,200	258
	ABC-Mart Inc.	12,400	255
	Sundrug Co. Ltd.	10,300	254
*	Mercari Inc.	19,400	254
	Kose Corp.	5,600	252
	Kaken Pharmaceutical Co. Ltd.	8,700	251
	SHO-BOND Holdings Co. Ltd.	7,200	250
[1]	Toho Holdings Co. Ltd.	8,700	249
	Kaneka Corp.	10,700	248
	Organo Corp.	4,300	246
	GS Yuasa Corp.	14,100	244
	Dowa Holdings Co. Ltd.	8,100	243
	Park24 Co. Ltd.	20,200	243
	Japan Logistics Fund Inc.	137	242
	Sumitomo Bakelite Co. Ltd.	9,800	239
*	Money Forward Inc.	7,500	237
	Rakus Co. Ltd.	17,300	237
	Citizen Watch Co. Ltd.	39,600	235
	Anritsu Corp.	30,500	235
	Monex Group Inc.	34,300	234
*	Sharp Corp.	36,100	232
	Ushio Inc.	17,000	232
	Seven Bank Ltd.	105,700	232
[1]	Hokuetsu Corp.	22,700	232
	SWCC Corp.	4,600	232
	Calbee Inc.	10,900	230
	OKUMA Corp.	11,000	227
	K's Holdings Corp.	23,800	226
	Hokuhoku Financial Group Inc.	18,900	226
	Casio Computer Co. Ltd.	29,500	224
	House Foods Group Inc.	11,700	222
	NEC Networks & System Integration Corp.	10,100	222
	MEITEC Group Holdings Inc.	11,600	219
	Zeon Corp.	23,200	218
	Morinaga Milk Industry Co. Ltd.	11,100	218
	Yoshinoya Holdings Co. Ltd.	10,000	217
	Tokuyama Corp.	12,100	216
	Pigeon Corp.	21,900	215
	OBIC Business Consultants Co. Ltd.	4,500	215
[1]	Activia Properties Inc.	100	215
	H2O Retailing Corp.	15,200	213
	Toei Co. Ltd.	5,000	213
	Canon Marketing Japan Inc.	6,600	212
	Mabuchi Motor Co. Ltd.	14,300	212
	Morinaga & Co. Ltd.	11,600	212
	DeNA Co. Ltd.	12,900	211
	Artnature Inc.	38,300	206
	Comforia Residential REIT Inc.	107	206
	Mizuho Leasing Co. Ltd.	30,500	205
*	SHIFT Inc.	1,800	205
	Nojima Corp.	13,200	204
	Frontier Real Estate Investment Corp.	77	203
	Taiyo Holdings Co. Ltd.	7,100	203

		Shares	Market Value ($000)
	Lintec Corp.	10,100	202
	Rengo Co. Ltd.	34,000	202
	Hanwa Co. Ltd.	6,200	201
	Relo Group Inc.	16,800	199
	Nihon M&A Center Holdings Inc.	47,500	199
	Toei Animation Co. Ltd.	8,200	199
	Matsui Securities Co. Ltd.	36,500	198
*	Sansan Inc.	14,000	198
	Nippon Shokubai Co. Ltd.	16,200	197
[1]	Daiwa Office Investment Corp.	98	196
	Inaba Denki Sangyo Co. Ltd.	7,700	196
	Kanematsu Corp.	11,500	196
*	Visional Inc.	3,700	196
	Workman Co. Ltd.	7,000	195
	Aeon Mall Co. Ltd.	14,300	192
	Suruga Bank Ltd.	28,100	191
	Mitsubishi Estate Logistics REIT Investment Corp.	82	191
	Mori Hills REIT Investment Corp.	227	190
	Meiko Electronics Co. Ltd.	3,100	190
	Resorttrust Inc.	9,500	189
	Toyoda Gosei Co. Ltd.	11,300	186
	San-In Godo Bank Ltd.	22,900	185
	Maruha Nichiro Corp.	9,200	185
	Sotetsu Holdings Inc.	11,200	184
	Ito En Ltd.	8,400	183
	Nakanishi Inc.	11,800	183
	Rorze Corp.	16,000	179
	Daiwa Securities Living Investments Corp.	292	177
	Nipro Corp.	19,100	176
	Denka Co. Ltd.	12,300	175
	Daihen Corp.	3,700	175
	Nitto Boseki Co. Ltd.	4,300	173
	Shiga Bank Ltd.	7,000	173
	Tsubakimoto Chain Co.	13,800	173
	Mori Trust REIT Inc.	422	172
	Osaka Soda Co. Ltd.	17,500	172
	ST Corp.	17,200	171
	MIRAIT ONE Corp.	11,800	171
	TS Tech Co. Ltd.	15,400	170
	Takeuchi Manufacturing Co. Ltd.	5,200	169
	Kusuri no Aoki Holdings Co. Ltd.	7,300	169
	Leopalace21 Corp.	45,800	168
	Topcon Corp.	15,800	168
	Fuji Corp.	11,500	167
	Pilot Corp.	5,200	167
	Daiseki Co. Ltd.	6,380	166
	Yushin Precision Equipment Co. Ltd.	36,600	166
	DCM Holdings Co. Ltd.	17,600	165
	Mizuno Corp.	3,000	164
	Mitsui-Soko Holdings Co. Ltd.	3,200	163
	Hulic REIT Inc.	184	163
	Aica Kogyo Co. Ltd.	7,400	162
	As One Corp.	8,900	162
	UACJ Corp.	4,500	162
	Fuji Oil Holdings Inc.	6,800	160
	Meidensha Corp.	6,200	160
	SBI Sumishin Net Bank Ltd.	6,800	160
	Sinfonia Technology Co. Ltd.	4,100	159
[1]	Toridoll Holdings Corp.	6,500	159
	Acom Co. Ltd.	61,200	158
	OSG Corp.	13,400	157
	Mitsui E&S Co. Ltd.	15,300	157
	NTT UD REIT Investment Corp.	207	157
	CKD Corp.	9,300	156
	Musashi Seimitsu Industry Co. Ltd.	6,900	153
	Gunze Ltd.	4,400	153
	JAFCO Group Co. Ltd.	10,800	153
	Kanamoto Co. Ltd.	8,000	153
	H.U. Group Holdings Inc.	9,300	152
	GMO internet group Inc.	8,700	152

		Shares	Market Value ($000)
	PAL GROUP Holdings Co. Ltd.	7,000	152
	Seria Co. Ltd.	8,000	150
	Dentsu Soken Inc.	4,100	149
	Hyakugo Bank Ltd.	37,100	149
	Sangetsu Corp.	7,700	149
	Yodogawa Steel Works Ltd.	4,300	149
	Duskin Co. Ltd.	5,800	148
	PALTAC Corp.	5,100	147
	Fujimi Inc.	9,300	147
	Senko Group Holdings Co. Ltd.	14,500	146
	Hazama Ando Corp.	18,600	145
	Ain Holdings Inc.	4,300	144
	Tamron Co. Ltd.	5,000	143
	Japan Excellent Inc.	183	143
	Daiichikosho Co. Ltd.	11,400	142
	TKC Corp.	5,500	142
	AEON Financial Service Co. Ltd.	16,700	141
	Hogy Medical Co. Ltd.	4,400	141
	Toyota Boshoku Corp.	11,000	140
	North Pacific Bank Ltd.	48,000	140
	Juroku Financial Group Inc.	4,900	140
	Nisshinbo Holdings Inc.	23,700	139
	DTS Corp.	5,000	139
	Digital Garage Inc.	5,500	138
	Seiko Group Corp.	5,000	138
	Heiwa Real Estate Co. Ltd.	4,800	137
	Riken Keiki Co. Ltd.	5,400	136
	Sanki Engineering Co. Ltd.	7,000	136
	Wellneo Sugar Co. Ltd.	9,400	136
	Nippon Kanzai Holdings Co. Ltd.	7,900	136
	Nishi-Nippon Railroad Co. Ltd.	8,800	135
	Inabata & Co. Ltd.	6,200	135
	JMDC Inc.	4,900	135
	Exedy Corp.	4,500	134
	SKY Perfect JSAT Holdings Inc.	23,200	134
	GungHo Online Entertainment Inc.	6,600	133
	Makino Milling Machine Co. Ltd.	3,000	133
	Micronics Japan Co. Ltd.	5,300	133
	Taikisha Ltd.	4,200	132
	Okamura Corp.	10,000	131
	Okasan Securities Group Inc.	31,000	131
	Ryoyo Ryosan Holdings Inc.	8,624	131
	Kyoritsu Maintenance Co. Ltd.	7,000	130
	Kureha Corp.	6,900	130
	Kiyo Bank Ltd.	9,300	129
*	Appier Group Inc.	13,400	129
	Kissei Pharmaceutical Co. Ltd.	5,200	127
	Nippon REIT Investment Corp.	60	127
	Nishimatsu Construction Co. Ltd.	3,725	126
	Seiren Co. Ltd.	6,800	126
	Simplex Holdings Inc.	7,500	126
	TBS Holdings Inc.	4,900	124
	EDION Corp.	10,100	122
	Max Co. Ltd.	5,300	122
	FP Corp.	6,600	121
	Izumi Co. Ltd.	5,800	121
	Towa Corp.	11,400	121
	C Uyemura & Co. Ltd.	1,700	121
*	Sanken Electric Co. Ltd.	3,200	119
[1]	Sakura Internet Inc.	3,900	119
	Valor Holdings Co. Ltd.	8,200	118
	Senshu Ikeda Holdings Inc.	45,600	118
	Paramount Bed Holdings Co. Ltd.	7,000	118
*	Sumitomo Pharma Co. Ltd.	31,100	117
*	Hino Motors Ltd.	44,000	117
	Megachips Corp.	2,900	117
	Tadano Ltd.	15,400	117
	Aichi Financial Group Inc.	7,163	117
	Sumitomo Warehouse Co. Ltd.	6,300	116
	Ferrotec Holdings Corp.	7,000	116

		Shares	Market Value ($000)
	Glory Ltd.	6,700	115
[1]	Heiwa Real Estate REIT Inc.	147	115
	Fujitsu General Ltd.	8,300	114
	Japan Aviation Electronics Industry Ltd.	6,500	114
	Mochida Pharmaceutical Co. Ltd.	5,100	114
	ARE Holdings Inc.	9,800	114
	Hokkoku Financial Holdings Inc.	3,400	114
	Kaga Electronics Co. Ltd.	6,400	112
	Nippon Soda Co. Ltd.	6,200	112
	CAC Holdings Corp.	9,500	110
	Dai-Dan Co. Ltd.	4,500	110
	Nihon Parkerizing Co. Ltd.	12,800	109
	Tokyo Kiraboshi Financial Group Inc.	3,900	109
	Megmilk Snow Brand Co. Ltd.	5,900	108
	Shochiku Co. Ltd.	1,500	108
	Artience Co. Ltd.	5,200	108
	Chugoku Marine Paints Ltd.	6,700	107
	Hosiden Corp.	6,900	107
	NTN Corp.	67,500	106
	Tokai Tokyo Financial Holdings Inc.	33,300	106
	Fuji Seal International Inc.	6,400	106
	Mani Inc.	9,200	106
	Sinko Industries Ltd.	11,400	106
	Takuma Co. Ltd.	9,600	106
	JINS Holdings Inc.	2,600	106
	Mitsubishi Pencil Co. Ltd.	6,400	105
	Open Up Group Inc.	8,700	105
	FCC Co. Ltd.	5,200	104
	Bank of Iwate Ltd.	5,900	104
	Toyo Corp.	10,700	104
	Starts Corp. Inc.	4,200	103
	Daiei Kankyo Co. Ltd.	5,100	103
*	Medley Inc.	3,500	103
	Bunka Shutter Co. Ltd.	8,110	101
	San-A Co. Ltd.	5,500	101
	Katitas Co. Ltd.	7,200	101
	Ministop Co. Ltd.	8,500	100
	Aiful Corp.	44,700	99
	Aoyama Trading Co. Ltd.	6,600	99
	Systena Corp.	41,900	99
	Bank of Nagoya Ltd.	2,400	99
	Iino Kaiun Kaisha Ltd.	13,200	98
	Wacom Co. Ltd.	20,700	98
	Nanto Bank Ltd.	4,800	98
	Nisshin Oillio Group Ltd.	2,900	98
	Elecom Co. Ltd.	10,100	97
	Bando Chemical Industries Ltd.	8,200	96
	Adastria Co. Ltd.	3,900	96
*	Nxera Pharma Co. Ltd.	12,800	96
	Harmonic Drive Systems Inc.	7,600	95
	Premium Group Co. Ltd.	5,400	95
*	Fujita Kanko Inc.	1,500	94
	Sumitomo Osaka Cement Co. Ltd.	4,200	94
	Noritsu Koki Co. Ltd.	3,100	93
	Fukuda Denshi Co. Ltd.	1,900	92
	Arata Corp.	4,500	91
	Japan Material Co. Ltd.	8,500	91
	Ariake Japan Co. Ltd.	2,500	90
	Awa Bank Ltd.	4,700	90
	Kurabo Industries Ltd.	2,400	90
	Nippn Corp.	6,300	90
	JCU Corp.	3,300	90
	Belc Co. Ltd.	2,000	89
	Fuji Kyuko Co. Ltd.	5,700	89
	Namura Shipbuilding Co. Ltd.	8,700	89
	Sakata Seed Corp.	3,900	89
	SMS Co. Ltd.	8,000	89
	Global One Real Estate Investment Corp.	135	89
	MCJ Co. Ltd.	9,500	88
	Joyful Honda Co. Ltd.	7,400	88

	Shares	Market Value ($000)
ARCLANDS Corp.	7,700	87
Musashino Bank Ltd.	4,500	87
Yamazen Corp.	10,100	87
Lifedrink Co. Inc.	5,200	87
Pola Orbis Holdings Inc.	9,400	86
Tokyo Individualized Educational Institute Inc.	33,300	86
Komeri Co. Ltd.	4,000	86
Mitsui High-Tec Inc.	17,500	86
Noritake Co. Ltd.	3,400	86
Riso Kagaku Corp.	3,700	85
Torishima Pump Manufacturing Co. Ltd.	5,400	85
Tri Chemical Laboratories Inc.	4,300	85
Ichigo Inc.	34,100	84
Tocalo Co. Ltd.	7,100	84
Toyo Construction Co. Ltd.	9,800	84
Menicon Co. Ltd.	8,100	84
EM Systems Co. Ltd.	17,200	84
CRE Logistics REIT Inc.	88	84
Kasumigaseki Capital Co. Ltd.	1,000	84
Chudenko Corp.	3,700	83
Kitz Corp.	11,400	83
Trusco Nakayama Corp.	5,800	83
Toshiba TEC Corp.	3,400	83
YAMABIKO Corp.	5,000	83
TOMONY Holdings Inc.	27,500	83
Tokai Rika Co. Ltd.	5,900	82
Prima Meat Packers Ltd.	5,600	82
Sanyo Electric Railway Co. Ltd.	6,100	82
Okinawa Cellular Telephone Co.	2,800	82
Maruzen Showa Unyu Co. Ltd.	1,900	81
Zacros Corp.	2,900	80
Konishi Co. Ltd.	9,100	80
Raito Kogyo Co. Ltd.	5,500	80
Shibuya Corp.	3,100	80
Toa Corp.	10,000	80
Shibaura Machine Co. Ltd.	3,400	80
U-Next Holdings Co. Ltd.	7,200	80
Nippon Paper Industries Co. Ltd.	13,700	79
KYB Corp.	4,800	79
MOS Food Services Inc.	3,300	79
Mitsubishi Logisnext Co. Ltd.	10,200	79
Topre Corp.	6,300	79
Totech Corp.	4,800	79
Funai Soken Holdings Inc.	4,900	78
Sanyo Denki Co. Ltd.	1,400	78
Japan Wool Textile Co. Ltd.	9,300	77
Aeon Delight Co. Ltd.	2,600	77
Totetsu Kogyo Co. Ltd.	3,600	77
Fuji Media Holdings Inc.	6,600	76
Achilles Corp.	7,900	76
Nichiha Corp.	4,000	76
dip Corp.	4,500	76
Takasago International Corp.	2,100	76
Konoike Transport Co. Ltd.	3,800	76
Jaccs Co. Ltd.	3,000	75
Yonex Co. Ltd.	5,600	75
Nippon Light Metal Holdings Co. Ltd.	7,390	75
KOMEDA Holdings Co. Ltd.	3,900	75
Oki Electric Industry Co. Ltd.	11,700	74
Tsurumi Manufacturing Co. Ltd.	3,100	74
Ichigo Office REIT Investment Corp.	140	74
Shibaura Mechatronics Corp.	1,500	74
Integrated Design & Engineering Holdings Co. Ltd.	1,700	74
Argo Graphics Inc.	2,200	73
Central Glass Co. Ltd.	3,300	73
Token Corp.	1,000	73
Japan Transcity Corp.	10,900	73
Kosaido Holdings Co. Ltd.	19,700	73
Hyakujushi Bank Ltd.	3,500	72
Ricoh Leasing Co. Ltd.	2,100	72

		Shares	Market Value ($000)
	SOSiLA Logistics REIT Inc.	100	72
	Heiwado Co. Ltd.	4,600	71
	Sakata INX Corp.	7,000	71
	Ai Holdings Corp.	5,100	71
	Itoham Yonekyu Holdings Inc.	2,780	70
	ASKUL Corp.	5,600	70
	Itoki Corp.	6,600	70
	Kumiai Chemical Industry Co. Ltd.	13,100	70
	Kohnan Shoji Co. Ltd.	2,900	70
	Milbon Co. Ltd.	3,000	70
[1]	Anycolor Inc.	4,900	70
	Keiyo Bank Ltd.	13,000	69
	HIS Co. Ltd.	5,800	69
	Elematec Corp.	4,300	69
	Eizo Corp.	4,800	69
	Ichiyoshi Securities Co. Ltd.	10,600	69
	Okamoto Industries Inc.	1,900	69
	Transcosmos Inc.	3,000	69
[1]	Hankyu Hanshin REIT Inc.	88	69
	Japan Lifeline Co. Ltd.	7,700	68
	United Arrows Ltd.	3,900	68
	Ichibanya Co. Ltd.	10,100	68
	Hokkan Holdings Ltd.	6,000	68
	Kyokuyo Co. Ltd.	2,600	68
	Nissan Shatai Co. Ltd.	9,000	68
	Towa Pharmaceutical Co. Ltd.	3,600	68
	Riso Kyoiku Co. Ltd.	34,800	67
	Cybozu Inc.	4,700	67
	Hioki EE Corp.	1,300	67
	Wakita & Co. Ltd.	6,400	67
	PILLAR Corp.	2,300	67
	Senshu Electric Co. Ltd.	2,000	67
	NPR-RIKEN Corp.	4,200	67
	VT Holdings Co. Ltd.	21,100	66
	Daiichi Jitsugyo Co. Ltd.	4,200	66
	Maxell Ltd.	5,800	66
	Nitto Kogyo Corp.	3,500	66
	Shikoku Kasei Holdings Corp.	4,900	66
	Toho Bank Ltd.	36,600	66
	Yokogawa Bridge Holdings Corp.	3,600	66
	JBCC Holdings Inc.	2,100	66
	Hibiya Engineering Ltd.	2,500	65
	Japan Pulp & Paper Co. Ltd.	15,000	65
	Zuken Inc.	2,200	65
	Mirai Corp.	242	65
	Future Corp.	5,100	64
	Fuso Chemical Co. Ltd.	2,800	64
	Furuno Electric Co. Ltd.	3,700	64
	Nissin Corp.	2,200	64
	Sumitomo Densetsu Co. Ltd.	2,000	64
*	Chiyoda Corp.	28,600	63
	Eiken Chemical Co. Ltd.	4,200	63
	Life Corp.	2,800	63
*,1	euglena Co. Ltd.	23,500	63
	San ju San Financial Group Inc.	4,700	63
	Fukushima Galilei Co. Ltd.	1,700	62
	Tosei Corp.	3,800	62
	Trancom Co. Ltd.	900	62
	DKS Co. Ltd.	2,400	62
	WingArc1st Inc.	2,800	62
	Furuya Metal Co. Ltd.	2,700	62
	Central Automotive Products Ltd.	2,000	62
	Happinet Corp.	2,200	61
	BML Inc.	3,200	61
	Godo Steel Ltd.	2,400	61
	Miroku Jyoho Service Co. Ltd.	4,800	61
	Torii Pharmaceutical Co. Ltd.	1,900	61
	Earth Corp.	1,700	61
	Broadleaf Co. Ltd.	13,200	61
	Genky DrugStores Co. Ltd.	2,800	61

		Shares	Market Value ($000)
*	M&A Research Institute Holdings Inc.	4,500	61
	First Bank of Toyama Ltd.	8,500	61
	Kurimoto Ltd.	2,200	60
	Nippon Densetsu Kogyo Co. Ltd.	4,600	60
	Nissha Co. Ltd.	5,500	60
	Daio Paper Corp.	10,900	60
	Zojirushi Corp.	5,800	60
[1]	Change Holdings Inc.	6,700	60
*	RENOVA Inc.	11,300	60
	Optorun Co. Ltd.	4,900	60
	Nohmi Bosai Ltd.	3,000	59
	Ogaki Kyoritsu Bank Ltd.	4,800	59
	T Hasegawa Co. Ltd.	2,700	59
	TSI Holdings Co. Ltd.	9,900	59
	Nextage Co. Ltd.	6,100	59
	UT Group Co. Ltd.	4,300	59
	Tama Home Co. Ltd.	2,400	59
	Nagawa Co. Ltd.	1,400	59
	Hamakyorex Co. Ltd.	6,800	58
	IDOM Inc.	8,000	58
	Onward Holdings Co. Ltd.	16,300	58
	Tokyo Electron Device Ltd.	2,800	58
	Nichiden Corp.	2,900	58
	Takara Standard Co. Ltd.	5,300	58
	Yuasa Trading Co. Ltd.	2,000	58
	TechMatrix Corp.	3,500	58
	Nichireki Group Co. Ltd.	3,600	58
	Hokuto Corp.	4,900	57
	Nishio Holdings Co. Ltd.	2,300	57
	Raksul Inc.	7,600	57
	Autobacs Seven Co. Ltd.	5,900	56
	JP-Holdings Inc.	12,900	56
	Uchida Yoko Co. Ltd.	1,200	56
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,600	55
	Nichicon Corp.	7,800	55
	Ryobi Ltd.	3,900	55
	Shoei Foods Corp.	1,900	55
	Base Co. Ltd.	2,500	55
	Aichi Steel Corp.	1,700	54
	en Japan Inc.	3,900	54
	Kyosan Electric Manufacturing Co. Ltd.	15,300	54
	Sekisui Jushi Corp.	3,800	54
	Tekken Corp.	3,600	54
	Nippon Carbon Co. Ltd.	1,800	53
	T-Gaia Corp.	3,000	53
	Yurtec Corp.	5,500	53
	One REIT Inc.	35	53
	Septeni Holdings Co. Ltd.	17,600	53
	Takara Bio Inc.	7,600	52
	Descente Ltd.	1,800	52
	Kanto Denka Kogyo Co. Ltd.	7,100	52
	Showa Sangyo Co. Ltd.	2,781	52
	ESPEC Corp.	3,000	52
	Tachibana Eletech Co. Ltd.	3,000	52
	Anicom Holdings Inc.	11,500	52
	KH Neochem Co. Ltd.	3,800	52
	Asahi Yukizai Corp.	1,800	51
	Idec Corp.	3,200	51
	Komori Corp.	6,900	51
	Oita Bank Ltd.	2,500	51
	Starzen Co. Ltd.	2,700	51
	Pasona Group Inc.	3,900	51
	Insource Co. Ltd.	7,200	51
	Toyobo Co. Ltd.	8,000	50
	Asahi Diamond Industrial Co. Ltd.	9,400	50
	Fuji Co. Ltd.	3,700	50
	Prestige International Inc.	11,200	50
	ES-Con Japan Ltd.	7,500	50
	Optex Group Co. Ltd.	4,000	50
	Union Tool Co.	1,400	50

		Shares	Market Value ($000)
	Yahagi Construction Co. Ltd.	5,100	50
	Create SD Holdings Co. Ltd.	2,600	50
	AZ-COM MARUWA Holdings Inc.	7,300	50
	Vision Inc.	5,200	50
	Avex Inc.	4,800	49
	Furukawa Co. Ltd.	4,700	49
	Mitsuboshi Belting Ltd.	1,800	49
	Sato Holdings Corp.	3,300	49
	Sumitomo Riko Co. Ltd.	4,700	49
	eGuarantee Inc.	4,700	49
	Restar Corp.	3,100	49
	Noevir Holdings Co. Ltd.	1,500	49
[1]	KeePer Technical Laboratory Co. Ltd.	1,700	49
	MEC Co. Ltd.	2,200	49
	Mirai Industry Co. Ltd.	1,900	49
	Fujibo Holdings Inc.	1,300	48
	Digital Arts Inc.	1,200	48
	Nittetsu Mining Co. Ltd.	1,700	48
	Pacific Industrial Co. Ltd.	5,600	48
	Yamanashi Chuo Bank Ltd.	4,100	48
[1]	Hirata Corp.	1,400	48
	PHC Holdings Corp.	7,400	48
	CTI Engineering Co. Ltd.	1,500	48
	FP Partner Inc.	2,500	48
	Fujiya Co. Ltd.	2,600	47
	Nagaileben Co. Ltd.	3,300	47
[1]	Toyo Gosei Co. Ltd.	1,200	47
	Aisan Industry Co. Ltd.	5,200	46
	Teikoku Electric Manufacturing Co. Ltd.	2,500	46
	JCR Pharmaceuticals Co. Ltd.	9,300	46
*,1	Remixpoint Inc.	20,300	46
	Macromill Inc.	5,700	46
	TRE Holdings Corp.	4,200	46
	Yamaichi Electronics Co. Ltd.	3,000	46
	Goldcrest Co. Ltd.	2,100	45
	Iriso Electronics Co. Ltd.	2,500	45
	Nomura Co. Ltd.	8,800	45
	Sintokogio Ltd.	7,200	45
	Yokorei Co. Ltd.	8,400	45
	RS Technologies Co. Ltd.	2,000	45
	Avant Group Corp.	3,200	45
	Mandom Corp.	5,100	44
	Sakai Moving Service Co. Ltd.	2,800	44
	Shin-Etsu Polymer Co. Ltd.	4,100	44
	TPR Co. Ltd.	2,800	44
	Toyo Kanetsu KK	1,600	44
	Vital KSK Holdings Inc.	5,600	44
	Yamashin-Filter Corp.	11,300	44
	Curves Holdings Co. Ltd.	8,000	44
	DyDo Group Holdings Inc.	1,900	43
	Anest Iwata Corp.	4,600	43
	JSP Corp.	3,100	43
	Matsuya Co. Ltd.	7,400	43
	Yondoshi Holdings Inc.	3,500	43
	JAC Recruitment Co. Ltd.	9,200	43
	West Holdings Corp.	3,400	43
	Altech Corp.	2,500	43
	Aiphone Co. Ltd.	2,300	42
	Dai Nippon Toryo Co. Ltd.	5,700	42
	Studio Alice Co. Ltd.	3,000	42
	Nippon Seiki Co. Ltd.	6,000	42
	Nitta Corp.	1,800	42
	Sanyo Chemical Industries Ltd.	1,600	42
	Shikoku Bank Ltd.	5,800	42
	Tsugami Corp.	4,600	42
	Hoosiers Holdings Co. Ltd.	6,200	42
[1]	Komehyo Holdings Co. Ltd.	1,700	42
	TOA Road Corp.	5,000	42
	TV Asahi Holdings Corp.	2,800	41
	Chiyoda Integre Co. Ltd.	1,800	41

		Shares	Market Value ($000)
	Chuo Spring Co. Ltd.	4,700	41
	Ehime Bank Ltd.	6,000	41
	Piolax Inc.	2,500	41
	Sumitomo Mitsui Construction Co. Ltd.	15,400	41
	Feed One Co. Ltd.	7,780	41
*	Oisix ra daichi Inc.	3,900	41
	Plus Alpha Consulting Co. Ltd.	3,700	41
	J Trust Co. Ltd.	13,800	40
	Miyazaki Bank Ltd.	2,000	40
	Mitsui DM Sugar Holdings Co. Ltd.	1,900	40
	Osaka Steel Co. Ltd.	1,800	40
	Riken Vitamin Co. Ltd.	2,400	40
	Star Micronics Co. Ltd.	3,300	40
	Kyorin Pharmaceutical Co. Ltd.	4,100	40
	Doutor Nichires Holdings Co. Ltd.	2,600	40
	CMK Corp.	14,100	39
	Computer Engineering & Consulting Ltd.	2,900	39
	Enplas Corp.	1,100	39
	Daiwa Industries Ltd.	4,000	39
	Kameda Seika Co. Ltd.	1,400	39
	Retail Partners Co. Ltd.	4,700	39
	Oiles Corp.	2,500	39
	Digital Holdings Inc.	4,600	39
	Tachi-S Co. Ltd.	3,400	39
	Topy Industries Ltd.	3,100	39
	WATAMI Co. Ltd.	5,700	39
	Alconix Corp.	4,000	39
*	eRex Co. Ltd.	9,400	39
	Osaka Organic Chemical Industry Ltd.	2,200	39
	ASKA Pharmaceutical Holdings Co. Ltd.	2,900	39
	Chubu Steel Plate Co. Ltd.	2,700	39
	Transaction Co. Ltd.	2,600	39
	Intage Holdings Inc.	3,500	38
	Ishihara Sangyo Kaisha Ltd.	3,900	38
	Kyodo Printing Co. Ltd.	1,400	38
	Noritz Corp.	3,300	38
	Riken Technos Corp.	5,300	38
	Tenma Corp.	1,900	38
	KAWADA TECHNOLOGIES Inc.	2,100	38
	Fixstars Corp.	3,500	38
	Bell System24 Holdings Inc.	4,500	38
	Aeon Hokkaido Corp.	6,500	38
	MARUKA FURUSATO Corp.	2,500	38
	Bank of the Ryukyus Ltd.	5,500	37
	Siix Corp.	4,900	37
	Geo Holdings Corp.	3,500	37
	OSAKA Titanium Technologies Co. Ltd.	2,800	37
	Ines Corp.	3,200	37
	Joshin Denki Co. Ltd.	2,400	37
	G-Tekt Corp.	3,500	37
	Tokai Corp.	2,600	37
	Toho Titanium Co. Ltd.	5,300	37
	Tonami Holdings Co. Ltd.	1,000	37
	Yokowo Co. Ltd.	3,500	37
	AOKI Holdings Inc.	4,300	36
	Hosokawa Micron Corp.	1,400	36
	Nippon Sharyo Ltd.	2,400	36
	Tamura Corp.	10,700	36
	Pack Corp.	1,500	36
	Mie Kotsu Group Holdings Inc.	10,600	36
	Oriental Shiraishi Corp.	14,100	36
	Amvis Holdings Inc.	6,100	36
	Seikitokyu Kogyo Co. Ltd.	3,600	36
	Kanaden Corp.	3,700	35
	Rock Field Co. Ltd.	3,500	35
	Sanyo Special Steel Co. Ltd.	2,900	35
	NS United Kaiun Kaisha Ltd.	1,300	35
	Unipres Corp.	5,500	35
	Arisawa Manufacturing Co. Ltd.	3,600	35
	Arakawa Chemical Industries Ltd.	4,600	34

		Shares	Market Value ($000)
	Futaba Industrial Co. Ltd.	7,800	34
	Axial Retailing Inc.	5,700	34
	Mitsuba Corp.	6,100	34
	Neturen Co. Ltd.	5,200	34
	Sakai Chemical Industry Co. Ltd.	2,000	34
	Sodick Co. Ltd.	7,200	34
	Tanseisha Co. Ltd.	6,300	34
	Procrea Holdings Inc.	2,900	34
	Tosei REIT Investment Corp.	41	34
	Hokuetsu Industries Co. Ltd.	3,000	34
	Fujicco Co. Ltd.	2,900	33
	Nichiban Co. Ltd.	2,600	33
	Okura Industrial Co. Ltd.	1,600	33
	Shinnihon Corp.	3,300	33
	United Super Markets Holdings Inc.	5,694	33
	Roland Corp.	1,300	33
	Nippon Fine Chemical Co. Ltd.	2,000	33
	Chubu Shiryo Co. Ltd.	3,600	32
	MTI Ltd.	4,000	32
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,700	32
	Katakura Industries Co. Ltd.	2,400	32
	Nihon Tokushu Toryo Co. Ltd.	3,800	32
	Nippon Signal Co. Ltd.	5,300	32
	SBS Holdings Inc.	2,000	32
	Toenec Corp.	5,000	32
	LIFULL Co. Ltd.	24,900	32
*	Istyle Inc.	11,000	32
	m-up Holdings Inc.	2,900	32
	Health Care & Medical Investment Corp.	45	32
	Akita Bank Ltd.	2,200	31
	Krosaki Harima Corp.	2,000	31
*	Nippon Sheet Glass Co. Ltd.	14,000	31
	Tokyu Construction Co. Ltd.	6,800	31
	Press Kogyo Co. Ltd.	8,800	31
	Sumida Corp.	4,800	31
	Tochigi Bank Ltd.	17,200	31
	Towa Bank Ltd.	7,500	31
	Qol Holdings Co. Ltd.	3,200	31
	SRA Holdings	1,100	31
	Kyoei Steel Ltd.	2,700	31
*	giftee Inc.	3,300	31
[1]	Ki-Star Real Estate Co. Ltd.	1,100	31
	Shinwa Co. Ltd.	1,600	30
	Canon Electronics Inc.	1,800	30
	Cosel Co. Ltd.	3,800	30
	Hochiki Corp.	1,900	30
	Komatsu Matere Co. Ltd.	5,600	30
	TOC Co. Ltd.	7,000	30
	Toa Corp. (XTKS)	4,900	30
	Proto Corp.	3,300	30
	Chiyoda Co. Ltd.	3,000	29
	Chori Co. Ltd.	1,100	29
	Seikagaku Corp.	5,500	29
	Shibusawa Warehouse Co. Ltd.	1,400	29
	Mitsubishi Research Institute Inc.	1,000	29
	Vector Inc.	4,500	29
	Takamatsu Construction Group Co. Ltd.	1,600	28
	Fukui Bank Ltd.	2,300	28
	Kenko Mayonnaise Co. Ltd.	2,000	28
	Nissei ASB Machine Co. Ltd.	800	28
	Nippon Ceramic Co. Ltd.	1,600	28
	Tsukishima Holdings Co. Ltd.	2,900	28
	FIDEA Holdings Co. Ltd.	3,000	28
	ZIGExN Co. Ltd.	7,800	28
	Shinagawa Refractories Co. Ltd.	2,500	28
	Obara Group Inc.	1,000	27
	Fudo Tetra Corp.	2,000	27
	Futaba Corp.	8,900	27
	Mirarth Holdings Inc.	8,100	27
	Key Coffee Inc.	2,000	27

		Shares	Market Value ($000)
	Nippon Denko Co. Ltd.	13,800	27
	Shimizu Bank Ltd.	2,700	27
	Tayca Corp.	2,500	27
	Warabeya Nichiyo Holdings Co. Ltd.	2,000	27
	Daikyonishikawa Corp.	6,600	27
	KPP Group Holdings Co. Ltd.	6,200	27
	JSB Co. Ltd.	1,500	27
	Imperial Hotel Ltd.	4,300	27
	Weathernews Inc.	1,400	26
*	KNT-CT Holdings Co. Ltd.	3,200	26
	Matsuda Sangyo Co. Ltd.	1,300	26
	Nippon Parking Development Co. Ltd.	17,100	26
	Sekisui Kasei Co. Ltd.	10,600	26
	Zenrin Co. Ltd.	4,800	26
	Nittoku Co. Ltd.	2,100	26
	Nafco Co. Ltd.	2,000	26
	Nisso Holdings Co. Ltd.	5,000	26
	Aichi Corp.	2,700	25
	Daido Metal Co. Ltd.	8,000	25
	Fukuda Corp.	700	25
*	Nippon Chemi-Con Corp.	3,400	25
	Nippon Thompson Co. Ltd.	8,000	25
	Onoken Co. Ltd.	2,600	25
	Rheon Automatic Machinery Co. Ltd.	2,700	25
	Shin Nippon Biomedical Laboratories Ltd.	2,300	25
	Sumitomo Seika Chemicals Co. Ltd.	800	25
	Yamagata Bank Ltd.	3,900	25
	NEC Capital Solutions Ltd.	1,000	25
	Daito Pharmaceutical Co. Ltd.	1,770	25
	Midac Holdings Co. Ltd.	2,200	25
	Central Sports Co. Ltd.	1,500	24
	V Technology Co. Ltd.	1,600	24
	Nihon Nohyaku Co. Ltd.	5,200	24
	Shinko Shoji Co. Ltd.	3,600	24
	Shima Seiki Manufacturing Ltd.	3,400	24
	Xebio Holdings Co. Ltd.	3,200	24
	I-PEX Inc.	1,200	24
	World Co. Ltd.	1,600	24
	METAWATER Co. Ltd.	2,000	24
[1]	LITALICO Inc.	3,800	24
	Aida Engineering Ltd.	4,400	23
	Amuse Inc.	2,400	23
	Hodogaya Chemical Co. Ltd.	900	23
	Nitto Kohki Co. Ltd.	1,300	23
	Nippon Road Co. Ltd.	2,000	23
	Shimojima Co. Ltd.	2,700	23
	Taki Chemical Co. Ltd.	1,000	23
	Akatsuki Inc.	1,400	23
	JDC Corp.	6,900	23
	YAKUODO Holdings Co. Ltd.	1,700	23
	Oro Co. Ltd.	1,400	23
	Daiki Aluminium Industry Co. Ltd.	3,300	23
	Ichikoh Industries Ltd.	8,300	22
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,400	22
	France Bed Holdings Co. Ltd.	2,600	22
	COLOPL Inc.	7,100	22
	Elan Corp.	4,800	22
	Ebase Co. Ltd.	4,800	22
	Fuji Pharma Co. Ltd.	1,900	21
	Fuso Pharmaceutical Industries Ltd.	1,200	21
	Gakken Holdings Co. Ltd.	3,100	21
*	Sourcenext Corp.	17,100	21
	J-Oil Mills Inc.	1,400	21
	Ryoden Corp.	1,400	21
	Yorozu Corp.	2,700	21
	Asahi Co. Ltd.	2,000	21
[1]	Kitanotatsujin Corp.	21,300	21
	Takaoka Toko Co. Ltd.	1,600	21
	Sankyo Tateyama Inc.	4,400	21
*	TerraSky Co. Ltd.	1,600	21

		Shares	Market Value ($000)
	Central Security Patrols Co. Ltd.	1,100	20
	Daiho Corp.	900	20
	FULLCAST Holdings Co. Ltd.	2,100	20
*	Jamco Corp.	2,200	20
	Kojima Co. Ltd.	2,700	20
	Solasto Corp.	6,400	20
	Yukiguni Maitake Co. Ltd.	2,900	20
*	Net Protections Holdings Inc.	7,000	20
	Chofu Seisakusho Co. Ltd.	1,500	19
	GLOBERIDE Inc.	1,500	19
	Kintetsu Department Store Co. Ltd.	1,400	19
	Halows Co. Ltd.	700	19
	Nachi-Fujikoshi Corp.	900	19
	Nihon Chouzai Co. Ltd.	2,000	19
	Tokushu Tokai Paper Co. Ltd.	800	19
	Tsubaki Nakashima Co. Ltd.	5,700	19
	G-7 Holdings Inc.	1,900	19
	Asanuma Corp.	4,500	19
	Taiho Kogyo Co. Ltd.	4,500	18
	Tv Tokyo Holdings Corp.	900	18
*,1	Japan Display Inc.	131,700	18
*	Demae-Can Co. Ltd.	10,400	18
	Nippon Rietec Co. Ltd.	2,400	18
	Koa Corp.	2,600	17
	Okuwa Co. Ltd.	2,700	17
	Pressance Corp.	1,400	17
	Moriroku Holdings Co. Ltd.	1,300	17
	Fibergate Inc.	2,700	17
	DKK Co. Ltd.	1,400	16
	Giken Ltd.	1,400	16
	Gecoss Corp.	2,500	16
	Sanoh Industrial Co. Ltd.	3,300	16
	Gree Inc.	5,700	16
	Aeon Fantasy Co. Ltd.	700	15
	Koatsu Gas Kogyo Co. Ltd.	2,800	15
	Maezawa Kyuso Industries Co. Ltd.	1,700	15
	Nakayama Steel Works Ltd.	3,100	15
*	Pacific Metals Co. Ltd.	1,600	15
	Honeys Holdings Co. Ltd.	1,400	15
	Tomoku Co. Ltd.	1,000	15
	S-Pool Inc.	6,900	15
	Airport Facilities Co. Ltd.	3,700	14
	Corona Corp. Class A	2,200	14
*	Gurunavi Inc.	6,800	14
	ValueCommerce Co. Ltd.	1,800	14
*,1	Open Door Inc.	3,000	14
	Nippon Television Holdings Inc.	800	13
	YA-MAN Ltd.	2,600	13
	Sparx Group Co. Ltd.	1,300	13
	GMO GlobalSign Holdings KK	800	13
	Furukawa Battery Co. Ltd.	1,400	13
	Iseki & Co. Ltd.	1,900	12
	Takamiya Co. Ltd.	4,200	12
	Atrae Inc.	2,100	12
	Alpha Systems Inc.	500	11
	Tsutsumi Jewelry Co. Ltd.	800	11
	Ohara Inc.	1,400	11
[1]	Airtrip Corp.	1,400	11
	Media Do Co. Ltd.	1,200	11
	Pronexus Inc.	1,200	10
	Nihon Trim Co. Ltd.	400	10
*	FDK Corp.	2,700	10
	Okabe Co. Ltd.	1,900	10
	Medical Data Vision Co. Ltd.	3,200	10
[1]	Abalance Corp.	1,800	10
	Tess Holdings Co. Ltd.	5,000	9
	World Holdings Co. Ltd.	600	8
	Alpen Co. Ltd.	600	8
	Cleanup Corp.	1,200	6
	Advan Group Co. Ltd.	800	5

		Shares	Market Value ($000)
	Marvelous Inc.	1,400	5
	Orient Corp.	500	3
	Japan Medical Dynamic Marketing Inc.	700	3
	Shindengen Electric Manufacturing Co. Ltd.	100	2
			676,226
Kuwait (0.3%)
	Kuwait Finance House KSCP	1,894,249	4,546
	National Bank of Kuwait SAKP	1,325,772	3,751
	Mobile Telecommunications Co. KSCP	387,892	582
	Boubyan Bank KSCP	218,238	388
	Gulf Bank KSCP	342,943	356
	Mabanee Co. KPSC	120,005	320
	National Industries Group Holding SAK	373,578	297
	Agility Public Warehousing Co. KSC	280,208	242
*	Warba Bank KSCP	252,509	158
	Al Ahli Bank of Kuwait KSCP	170,300	150
	Commercial Real Estate Co. KSC	235,099	119
	Boursa Kuwait Securities Co. KPSC	16,677	116
	Kuwait Real Estate Co. KSC	138,882	110
	Burgan Bank SAK	174,074	103
	Kuwait International Bank KSCP	155,316	95
	Salhia Real Estate Co. KSCP	70,238	95
	Kuwait Telecommunications Co.	51,605	92
*	Kuwait Projects Co. Holding KSCP	285,899	91
	Gulf Cables & Electrical Industries Group Co. KSCP	16,452	86
	Integrated Holding Co. KCSC	46,810	77
*	National Real Estate Co. KPSC	216,724	56
*	Jazeera Airways Co. KSCP	15,409	55
*	Alimtiaz Investment Group KSC	279,221	53
			11,938
Malaysia (0.6%)
	Malayan Banking Bhd.	1,271,100	2,917
	CIMB Group Holdings Bhd.	1,408,000	2,613
	Public Bank Bhd.	2,506,700	2,522
	Gamuda Bhd.	457,100	917
	IHH Healthcare Bhd.	496,600	811
	Press Metal Aluminium Holdings Bhd.	634,600	663
	SD Guthrie Bhd.	590,100	640
	MISC Bhd.	351,574	574
	AMMB Holdings Bhd.	445,600	540
	Celcomdigi Bhd.	654,700	527
	Petronas Chemicals Group Bhd.	486,500	510
	RHB Bank Bhd.	321,400	489
	Malaysia Airports Holdings Bhd.	195,100	465
	Hong Leong Bank Bhd.	96,100	447
	Kuala Lumpur Kepong Bhd.	88,800	417
	Axiata Group Bhd.	772,700	407
	Sime Darby Bhd.	780,900	401
	IOI Corp. Bhd.	456,900	391
	Maxis Bhd.	480,200	375
	Inari Amertron Bhd.	555,700	346
	Sunway Bhd.	313,100	342
	PPB Group Bhd.	105,900	313
	TIME dotCom Bhd.	286,500	310
[2]	MR DIY Group M Bhd.	737,000	301
	Alliance Bank Malaysia Bhd.	261,000	288
	QL Resources Bhd.	254,950	280
	KPJ Healthcare Bhd.	474,900	266
	Telekom Malaysia Bhd.	182,982	262
*	Top Glove Corp. Bhd.	888,400	234
	Hartalega Holdings Bhd.	292,400	232
	Nestle Malaysia Bhd.	10,100	220
	Bursa Malaysia Bhd.	102,900	205
	My EG Services Bhd.	1,007,800	196
	Sime Darby Property Bhd.	574,700	186
	Frontken Corp. Bhd.	201,800	182
	United Plantations Bhd.	23,300	159
	Fraser & Neave Holdings Bhd.	23,500	146
	Kossan Rubber Industries Bhd.	253,500	142

		Shares	Market Value ($000)
	Hong Leong Financial Group Bhd.	33,800	140
	Bermaz Auto Bhd.	293,000	134
	SP Setia Bhd. Group	440,400	132
	HAP Seng Consolidated Bhd.	149,000	130
	Padini Holdings Bhd.	159,600	122
	MBSB Bhd.	716,600	120
	Scientex Bhd.	115,900	119
	IOI Properties Group Bhd.	247,500	113
	IGB REIT	238,200	112
	VS Industry Bhd.	476,400	110
	Pentamaster Corp. Bhd.	140,150	106
	Mah Sing Group Bhd.	277,400	105
	Bank Islam Malaysia Bhd.	168,300	102
	Syarikat Takaful Malaysia Keluarga Bhd.	112,600	96
	Malaysian Pacific Industries Bhd.	16,700	90
	FGV Holdings Bhd.	338,200	87
	CTOS Digital Bhd.	292,000	83
*	Greatech Technology Bhd.	143,400	66
	Malaysian Resources Corp. Bhd.	530,500	63
*	UWC Bhd.	98,400	61
	D&O Green Technologies Bhd.	129,900	55
	UEM Sunrise Bhd.	235,100	52
	Cahya Mata Sarawak Bhd.	175,500	47
*	WCT Holdings Bhd.	235,000	44
*	Supermax Corp. Bhd.	214,700	41
*,2	Lotte Chemical Titan Holding Bhd.	192,400	30
*	Astro Malaysia Holdings Bhd.	306,900	15
			23,611
Mexico (0.6%)
	Grupo Financiero Banorte SAB de CV	495,900	3,327
	America Movil SAB de CV Class B	3,863,941	2,877
	Fomento Economico Mexicano SAB de CV	312,623	2,796
	Wal-Mart de Mexico SAB de CV	876,600	2,332
	Cemex SAB de CV	2,619,400	1,464
	Grupo Aeroportuario del Pacifico SAB de CV Class B	67,860	1,275
	Grupo Bimbo SAB de CV Class A	377,734	1,131
	Grupo Aeroportuario del Sureste SAB de CV Class B	35,550	920
*	Grupo Financiero Inbursa SAB de CV	333,500	797
	Coca-Cola Femsa SAB de CV	91,820	733
	Arca Continental SAB de CV	75,400	640
	Gruma SAB de CV Class B	32,660	560
	Fibra Uno Administracion SA de CV	461,100	482
	Grupo Carso SAB de CV	77,493	476
	Prologis Property Mexico SA de CV	158,917	475
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	47,953	391
	Promotora y Operadora de Infraestructura SAB de CV	36,470	348
	Corp. Inmobiliaria Vesta SAB de CV	135,700	326
*	Industrias Penoles SAB de CV	20,630	302
	Grupo Comercial Chedraui SA de CV	46,300	295
[2]	Banco del Bajio SA	118,100	250
[2]	FIBRA Macquarie Mexico	159,416	249
	Regional SAB de CV	38,100	214
	Qualitas Controladora SAB de CV	26,800	203
	Gentera SAB de CV	157,900	201
[3]	Grupo Elektra SAB de CV	9,400	194
	Alsea SAB de CV	82,600	183
	Grupo Televisa SAB	441,300	175
	Kimberly-Clark de Mexico SAB de CV Class A	125,100	171
	El Puerto de Liverpool SAB de CV	33,000	167
	Genomma Lab Internacional SAB de CV Class B	120,400	160
	La Comer SAB de CV	90,200	146
	Orbia Advance Corp. SAB de CV	147,700	133
	Operadora De Sites Mexicanos SAB de CV	192,900	130
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	143,500	111
	Bolsa Mexicana de Valores SAB de CV	60,900	97
	Megacable Holdings SAB de CV	45,900	89
*,2	Grupo Traxion SAB de CV Class A	55,200	45
	Alpek SAB de CV Class A	51,600	35
*,2	Nemak SAB de CV	327,600	29

		Shares	Market Value ($000)
	Concentradora Fibra Danhos SA de CV	25,700	27
	Grupo Rotoplas SAB de CV	25,441	23
			24,979
Netherlands (3.0%)
	ASML Holding NV	67,347	46,019
	Prosus NV	221,745	9,027
	ING Groep NV	550,039	8,491
*,2	Adyen NV	5,042	7,339
	Wolters Kluwer NV	41,231	6,881
	Koninklijke Ahold Delhaize NV	160,648	5,545
	ASM International NV	7,954	4,281
*	Koninklijke Philips NV	136,236	3,727
	DSM-Firmenich AG	29,612	3,253
	Universal Music Group NV	128,302	3,089
	Koninklijke KPN NV	619,876	2,403
	NN Group NV	47,301	2,195
	Akzo Nobel NV	29,857	1,743
	EXOR NV	16,565	1,636
	BE Semiconductor Industries NV	13,044	1,551
[2]	Euronext NV	13,844	1,545
	IMCD NV	9,910	1,487
	ASR Nederland NV	26,012	1,243
	Aegon Ltd.	191,657	1,238
[2]	ABN AMRO Bank NV	74,621	1,157
	Randstad NV	19,034	836
*	InPost SA	41,099	720
*,2	Just Eat Takeaway.com NV	32,939	526
[2]	Signify NV	22,957	513
	Koninklijke Vopak NV	10,657	498
	JDE Peet's NV	17,968	358
	Allfunds Group plc	59,019	347
[2]	CTP NV	19,954	321
	Van Lanschot Kempen NV	6,263	280
	TKH Group NV	7,910	257
	Corbion NV	10,785	250
	APERAM SA	7,156	205
*	Galapagos NV	7,324	202
*,2	Basic-Fit NV	8,517	191
	OCI NV	16,129	189
	Eurocommercial Properties NV	6,306	157
	Flow Traders Ltd.	4,728	105
	Wereldhave NV	4,375	64
[1]	PostNL NV	52,070	57
	Vastned Retail NV	2,108	55
*	TomTom NV	8,898	50
*,1,2	Alfen NV	3,351	40
	NSI NV	1,894	39
	Brunel International NV	4,011	37
			120,147
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	99,260	2,238
	Infratil Ltd.	164,964	1,256
	Auckland International Airport Ltd.	262,814	1,208
	Meridian Energy Ltd.	222,859	820
	EBOS Group Ltd.	26,578	598
	Mainfreight Ltd.	13,590	590
	Spark New Zealand Ltd.	331,113	573
	Mercury NZ Ltd.	124,895	490
*	a2 Milk Co. Ltd.	126,655	478
	Summerset Group Holdings Ltd.	43,015	327
*	Fletcher Building Ltd.	162,071	299
*	Ryman Healthcare Ltd.	101,330	279
	Freightways Group Ltd.	24,006	147
	Precinct Properties Group	179,790	128
	Kiwi Property Group Ltd.	229,050	128
	Stride Property Group	134,058	106
	Argosy Property Ltd.	111,338	72
	Vector Ltd.	30,069	70
	SKY Network Television Ltd.	40,250	58

		Shares	Market Value ($000)
	Air New Zealand Ltd.	166,443	55
	Scales Corp. Ltd.	14,271	35
			9,955
Norway (0.5%)
	DNB Bank ASA	170,461	3,567
	Mowi ASA	78,552	1,429
	Norsk Hydro ASA	226,949	1,410
	Telenor ASA	104,227	1,229
	Orkla ASA	128,799	1,190
	Storebrand ASA	75,613	831
	Yara International ASA	29,187	823
	Schibsted ASA Class A	17,886	613
	Salmar ASA	11,277	587
	TOMRA Systems ASA	40,700	575
	Bakkafrost P/F	9,168	544
	Gjensidige Forsikring ASA	27,897	497
	SpareBank 1 Sor-Norge ASA	33,329	437
	SpareBank 1 SMN	27,730	413
	Frontline plc	24,229	399
	Schibsted ASA Class B	11,050	355
*	Nordic Semiconductor ASA	32,761	294
	Protector Forsikring ASA	11,051	290
	Hafnia Ltd.	47,254	274
	Borregaard ASA	14,677	244
*	DOF Group ASA	28,890	223
	Leroy Seafood Group ASA	46,707	218
	Hoegh Autoliners ASA	18,065	211
*	Cadeler A/S	32,879	202
*,2	AutoStore Holdings Ltd.	174,088	197
	Golden Ocean Group Ltd.	19,129	192
	Aker ASA Class A	3,413	178
	Veidekke ASA	13,821	171
	Wallenius Wilhelmsen ASA	15,859	155
	Atea ASA	12,433	153
*,2	Crayon Group Holding ASA	13,290	153
[2]	Europris ASA	23,888	143
*,2	Scatec ASA	18,998	139
	MPC Container Ships ASA	66,447	130
*,2	Entra ASA	9,765	108
	Austevoll Seafood ASA	11,638	107
	FLEX LNG Ltd.	4,302	104
	Stolt-Nielsen Ltd.	3,611	92
	Bonheur ASA	3,216	80
*,2	Elkem ASA	47,514	79
	Wilh Wilhelmsen Holding ASA Class A	2,052	75
*,1	NEL ASA	266,701	74
*	Hexagon Composites ASA	18,579	71
[1]	Grieg Seafood ASA	8,499	47
*	Aker Carbon Capture ASA	50,252	27
*,1	Cavendish Hydrogen ASA	5,334	4
			19,334
Philippines (0.2%)
	International Container Terminal Services Inc.	188,750	1,191
	BDO Unibank Inc.	412,554	1,088
	SM Prime Holdings Inc.	1,885,300	850
	Bank of the Philippine Islands	353,373	775
	Ayala Land Inc.	1,299,800	635
	Metropolitan Bank & Trust Co.	305,017	397
	PLDT Inc.	15,140	336
	Jollibee Foods Corp.	75,110	331
	Universal Robina Corp.	149,130	201
[2]	Monde Nissin Corp.	1,208,000	191
	JG Summit Holdings Inc.	485,200	183
	Globe Telecom Inc.	4,970	178
	GT Capital Holdings Inc.	15,350	172
	Century Pacific Food Inc.	192,700	138
	Converge Information & Communications Technology Solutions Inc.	401,600	112
	AREIT Inc.	110,500	75
*	Cebu Air Inc.	121,520	61

		Shares	Market Value ($000)
	Robinsons Land Corp.	246,500	56
	Wilcon Depot Inc.	252,300	56
	Megaworld Corp.	1,101,000	38
	D&L Industries Inc.	244,200	25
			7,089
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	147,460	2,032
	Powszechny Zaklad Ubezpieczen SA	97,719	1,065
	Bank Polska Kasa Opieki SA	27,523	920
*,2	Dino Polska SA	8,264	787
	LPP SA	186	719
	Santander Bank Polska SA	6,624	714
*,2	Allegro.eu SA	97,338	690
	CD Projekt SA	10,741	443
*	CCC SA	8,042	412
	Alior Bank SA	15,078	340
	KRUK SA	2,920	304
*	mBank SA	2,202	288
	Grupa Kety SA	1,580	282
	Budimex SA	2,088	243
	Asseco Poland SA	9,955	222
	Orange Polska SA	109,659	208
*	Bank Millennium SA	93,530	195
	Benefit Systems SA	297	195
[2]	XTB SA	6,963	121
*	Cyfrowy Polsat SA	27,583	98
*,2	Pepco Group NV	23,436	92
	Bank Handlowy w Warszawie SA	4,281	91
*	AmRest Holdings SE	8,831	46
*	Grupa Azoty SA	4,644	22
	Warsaw Stock Exchange	1,564	17
			10,546
Portugal (0.1%)
	Jeronimo Martins SGPS SA	46,281	902
	Banco Comercial Portugues SA	1,357,759	643
	EDP Renovaveis SA	50,037	587
	NOS SGPS SA	56,027	205
	Sonae SGPS SA	197,943	197
	CTT-Correios de Portugal SA	26,085	123
	REN - Redes Energeticas Nacionais SGPS SA	46,945	122
	Navigator Co. SA	29,610	108
[1]	Mota-Engil SGPS SA	12,381	34
	Altri SGPS SA	4,107	22
			2,943
Qatar (0.2%)
	Qatar National Bank QPSC	753,680	3,539
	Qatar Islamic Bank QPSC	288,711	1,658
	Masraf Al Rayan QSC	1,036,092	684
	Commercial Bank PSQC	550,607	635
	Qatar Gas Transport Co. Ltd.	463,533	530
	Qatar Navigation QSC	169,251	508
	Mesaieed Petrochemical Holding Co.	1,091,592	460
	Ooredoo QPSC	137,432	447
	Barwa Real Estate Co.	331,224	252
	Doha Bank QPSC	410,310	206
	Vodafone Qatar QSC	358,561	181
	Qatar Aluminum Manufacturing Co.	427,710	149
	United Development Co. QSC	355,162	110
	Al Meera Consumer Goods Co. QSC	20,566	82
			9,441
Romania (0.0%)
	Banca Transilvania SA	137,664	772
*	MED Life SA	46,244	55
*	Teraplast SA	230,800	20
	One United Properties SA	228,498	20
			867
Russia (0.0%)
*,3	Sberbank of Russia PJSC	1,437,070	—

		Shares	Market Value ($000)
*,3	VTB Bank PJSC GDR	17,656	—
*,3	Polyus PJSC	3,525	—
*,3	VTB Bank PJSC	102,284	—
*,3	Sistema AFK PAO	466,300	—
*,3	Credit Bank of Moscow PJSC	1,108,700	—
			—
Saudi Arabia (0.8%)
	Al Rajhi Bank	335,103	8,130
	Saudi National Bank	496,603	4,291
	Saudi Telecom Co.	324,546	3,439
*	Saudi Arabian Mining Co.	207,081	2,853
	Riyad Bank	248,165	1,735
	Alinma Bank	207,990	1,538
	Etihad Etisalat Co.	66,329	975
	Banque Saudi Fransi	98,739	807
	Arab National Bank	152,468	776
	Almarai Co. JSC	42,554	633
*	Savola Group	93,907	607
	Co. for Cooperative Insurance	12,227	429
	Sahara International Petrochemical Co.	61,117	395
*	Dar Al Arkan Real Estate Development Co.	90,918	383
*	Al Rajhi Co. for Co-operative Insurance	8,133	360
	Riyadh Cables Group Co.	9,602	329
	Arabian Internet & Communications Services Co.	4,364	320
	Jarir Marketing Co.	88,125	298
	Astra Industrial Group Co.	5,854	257
	Catrion Catering Holding Co.	7,610	253
	Abdullah Al Othaim Markets Co.	82,580	242
*	Advanced Petrochemical Co.	26,607	241
	Saudia Dairy & Foodstuff Co.	2,657	238
	Leejam Sports Co. JSC	4,608	223
	Mobile Telecommunications Co. Saudi Arabia	79,713	219
	Electrical Industries Co.	88,181	166
	Saudi Chemical Co. Holding	67,363	165
	Arriyadh Development Co.	23,240	162
*	National Industrialization Co.	56,806	156
	National Co. for Learning & Education	2,555	156
[2]	Arabian Centres Co.	27,779	147
	United International Transportation Co.	6,872	143
	Al Masane Al Kobra Mining Co.	6,547	119
*	Saudi Ceramic Co.	11,665	110
*	AlKhorayef Water & Power Technologies Co.	2,758	106
*	Al Moammar Information Systems Co.	2,280	104
	Retal Urban Development Co. Class A	22,422	102
*	Arabian Contracting Services Co.	2,364	101
	Bawan Co.	7,654	100
	Saudi Automotive Services Co.	5,503	100
	Al-Dawaa Medical Services Co.	4,411	92
*	Perfect Presentation For Commercial Services Co.	22,217	81
	Northern Region Cement Co.	30,836	75
	BinDawood Holding Co.	41,810	73
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,116	72
	Eastern Province Cement Co.	7,888	70
	Almunajem Foods Co.	2,699	69
	City Cement Co.	13,514	64
*	Sinad Holding Co.	16,101	59
	Al Rajhi REIT	25,272	57
*	Middle East Paper Co.	5,996	57
*	Zamil Industrial Investment Co.	7,113	56
*	Najran Cement Co.	19,398	47
*	Saudi Public Transport Co.	7,905	46
			32,826
Singapore (1.1%)
	DBS Group Holdings Ltd.	341,550	10,838
	Oversea-Chinese Banking Corp. Ltd.	591,100	7,185
	United Overseas Bank Ltd.	211,100	5,732
	Singapore Telecommunications Ltd.	1,297,400	3,005
	Singapore Exchange Ltd.	146,800	1,394
	CapitaLand Integrated Commercial Trust	876,306	1,283

		Shares	Market Value ($000)
	CapitaLand Ascendas REIT	598,600	1,171
	Keppel Ltd.	230,800	1,161
	Singapore Airlines Ltd.	229,000	1,079
	CapitaLand Investment Ltd.	416,600	850
	Wilmar International Ltd.	350,787	807
	Mapletree Industrial Trust	372,000	644
	Mapletree Logistics Trust	602,800	576
*	Seatrium Ltd.	353,708	510
	Venture Corp. Ltd.	50,800	488
	SATS Ltd.	164,493	462
	Keppel DC REIT	259,523	431
	ComfortDelGro Corp. Ltd.	377,300	411
	UOL Group Ltd.	97,800	387
	Frasers Centrepoint Trust	232,219	369
	Mapletree Pan Asia Commercial Trust	352,500	324
	Frasers Logistics & Commercial Trust	443,989	302
	City Developments Ltd.	73,300	285
	NetLink NBN Trust	363,200	235
	Keppel REIT	314,320	201
	Olam Group Ltd.	207,500	192
	ESR-LOGOS REIT	939,378	183
	iFAST Corp. Ltd.	28,500	158
	Lendlease Global Commercial REIT	310,632	130
	Raffles Medical Group Ltd.	187,000	122
	SIA Engineering Co. Ltd.	61,500	110
	Hutchison Port Holdings Trust	689,300	109
	StarHub Ltd.	106,900	97
	CapitaLand China Trust	181,800	97
	Sheng Siong Group Ltd.	75,500	93
	Digital Core REIT Management Pte. Ltd.	149,200	92
	Singapore Post Ltd.	202,000	88
	First Resources Ltd.	75,900	84
	Riverstone Holdings Ltd.	103,000	80
	Bumitama Agri Ltd.	115,800	73
	CDL Hospitality Trusts	101,900	65
*,1	AEM Holdings Ltd.	58,663	58
	UMS Integration Ltd.	75,500	58
*	Manulife US REIT	304,794	31
	Nanofilm Technologies International Ltd.	27,500	16
*	COSCO SHIPPING International Singapore Co. Ltd.	104,600	11
*,3	Eagle Hospitality Trust	38,000	—
			42,077
South Africa (1.1%)
	Naspers Ltd.	30,045	6,817
	FirstRand Ltd.	862,039	3,699
	Standard Bank Group Ltd.	229,084	3,022
	Capitec Bank Holdings Ltd.	14,653	2,659
	Gold Fields Ltd.	151,037	2,165
	Anglogold Ashanti plc (XJSE)	71,796	1,802
	Sanlam Ltd.	311,129	1,524
	Bid Corp. Ltd.	57,692	1,407
	MTN Group Ltd.	310,871	1,395
	Shoprite Holdings Ltd.	83,275	1,372
	Absa Group Ltd.	137,494	1,318
	Nedbank Group Ltd.	81,671	1,314
	Discovery Ltd.	94,351	1,015
	Clicks Group Ltd.	43,049	944
	Bidvest Group Ltd.	60,480	935
*	Impala Platinum Holdings Ltd.	139,041	792
	NEPI Rockcastle NV	101,227	787
	Remgro Ltd.	90,740	760
	Mr Price Group Ltd.	46,105	739
[2]	Pepkor Holdings Ltd.	436,995	649
	Aspen Pharmacare Holdings Ltd.	66,312	611
	Old Mutual Ltd.	803,689	568
	Foschini Group Ltd.	58,505	555
	Woolworths Holdings Ltd.	158,713	555
[1]	Vodacom Group Ltd.	95,125	538
	Anglo American Platinum Ltd.	15,005	500

		Shares	Market Value ($000)
	Growthpoint Properties Ltd.	563,524	407
	AVI Ltd.	65,959	403
	Northam Platinum Holdings Ltd.	60,981	380
	Tiger Brands Ltd.	26,319	370
	Momentum Group Ltd.	212,496	356
	Anglogold Ashanti plc	13,409	334
	Truworths International Ltd.	58,598	333
	Investec Ltd.	43,844	313
*	MultiChoice Group	48,186	287
	Sappi Ltd.	98,503	276
[1]	Redefine Properties Ltd.	964,963	243
	Netcare Ltd.	285,857	236
	Life Healthcare Group Holdings Ltd.	212,352	196
	Fortress Real Estate Investments Ltd. Class B	175,340	193
	Kumba Iron Ore Ltd.	8,339	155
	African Rainbow Minerals Ltd.	17,306	153
	Vukile Property Fund Ltd.	144,352	147
	Motus Holdings Ltd.	20,750	142
*	Pick n Pay Stores Ltd.	81,640	137
	Resilient REIT Ltd.	41,469	136
	Hyprop Investments Ltd.	53,980	134
[2]	Dis-Chem Pharmacies Ltd.	60,307	127
	Barloworld Ltd.	26,643	126
*	We Buy Cars Pty Ltd.	41,879	106
	Santam Ltd.	4,268	90
	Equites Property Fund Ltd.	108,089	87
	Omnia Holdings Ltd.	21,230	86
*	MAS plc	74,821	86
*	Telkom SA SOC Ltd.	44,457	84
	Coronation Fund Managers Ltd.	35,537	80
	Attacq Ltd.	107,854	79
	Super Group Ltd.	48,763	77
	DataTec Ltd.	31,485	76
*	KAP Ltd.	368,211	68
	AECI Ltd.	13,043	67
	Ninety One Ltd.	28,960	60
	DRDGOLD Ltd.	56,618	56
	Grindrod Ltd.	77,028	55
	JSE Ltd.	8,355	55
*	Astral Foods Ltd.	4,747	50
	Curro Holdings Ltd.	67,237	50
			45,338
South Korea (3.1%)
	Samsung Electronics Co. Ltd.	815,015	32,049
	SK Hynix Inc.	92,224	10,767
	KB Financial Group Inc.	57,570	3,976
	Hyundai Motor Co.	23,165	3,651
	NAVER Corp.	23,030	3,428
	Celltrion Inc.	24,630	3,317
	Shinhan Financial Group Co. Ltd.	82,560	3,163
*,2	Samsung Biologics Co. Ltd.	3,006	2,110
	Hana Financial Group Inc.	44,919	2,014
	Hyundai Mobis Co. Ltd.	11,516	1,983
*	LG Energy Solution Ltd.	6,815	1,868
	Kakao Corp.	56,938	1,641
	LG Chem Ltd.	7,890	1,614
	Samsung SDI Co. Ltd.	8,798	1,610
	Samsung Fire & Marine Insurance Co. Ltd.	5,321	1,505
*	Alteogen Inc.	7,183	1,452
*	Krafton Inc.	6,109	1,373
	Woori Financial Group Inc.	102,727	1,233
	Korea Zinc Co. Ltd.	1,428	1,215
	Meritz Financial Group Inc.	15,597	1,145
	LG Electronics Inc.	16,990	1,098
*	HLB Inc.	20,336	1,055
	Samsung Life Insurance Co. Ltd.	12,407	956
*	Ecopro Co. Ltd.	16,868	925
*	Samsung Heavy Industries Co. Ltd.	107,998	903
*	SK Square Co. Ltd.	15,702	840

		Shares	Market Value ($000)
	LG Corp.	14,682	791
	Yuhan Corp.	9,286	771
*	Ecopro BM Co. Ltd.	7,725	753
	Samsung Electro-Mechanics Co. Ltd.	9,251	722
	HMM Co. Ltd.	50,380	649
	Samsung SDS Co. Ltd.	6,086	643
	POSCO Future M Co. Ltd.	4,803	596
	DB Insurance Co. Ltd.	7,540	592
	KakaoBank Corp.	35,379	569
	Hyundai Glovis Co. Ltd.	6,275	555
	HYBE Co. Ltd.	3,453	484
	NCSoft Corp.	2,784	476
	Industrial Bank of Korea	42,822	458
	Coway Co. Ltd.	9,259	439
	Hanmi Semiconductor Co. Ltd.	7,434	404
	BNK Financial Group Inc.	50,879	386
	Samsung Securities Co. Ltd.	11,218	385
*	LG Display Co. Ltd.	53,744	367
*	SK Biopharmaceuticals Co. Ltd.	4,893	364
	JB Financial Group Co. Ltd.	25,643	362
	Korea Investment Holdings Co. Ltd.	6,649	357
*	Samsung E&A Co. Ltd.	26,376	340
	LG H&H Co. Ltd.	1,517	339
	Amorepacific Corp.	4,368	328
	Hankook Tire & Technology Co. Ltd.	12,013	326
*	HD Hyundai MIPO	3,476	314
	Hanjin Kal Corp.	5,179	298
	Mirae Asset Securities Co. Ltd.	48,318	297
*	LigaChem Biosciences Inc.	4,227	291
*	L&F Co. Ltd.	4,029	284
	LG Innotek Co. Ltd.	2,345	275
	LS Electric Co. Ltd.	2,595	270
	Orion Corp.	3,605	266
	NH Investment & Securities Co. Ltd.	26,464	254
	Samyang Foods Co. Ltd.	674	252
	LG Uplus Corp.	29,748	248
	CJ CheilJedang Corp.	1,275	242
	JYP Entertainment Corp.	4,294	236
	Fila Holdings Corp.	7,863	229
	Doosan Bobcat Inc.	7,953	223
*	SKC Co. Ltd.	3,058	219
	Hanmi Pharm Co. Ltd.	1,116	219
	Hyundai Steel Co.	13,857	209
*	Enchem Co. Ltd.	2,271	209
	Hanwha Solutions Corp.	17,382	203
*	Peptron Inc.	3,433	202
	KIWOOM Securities Co. Ltd.	2,031	188
*	Hugel Inc.	937	176
	LEENO Industrial Inc.	1,533	172
	Hyundai Marine & Fire Insurance Co. Ltd.	8,870	169
*	Lunit Inc.	3,445	169
*	Sam Chun Dang Pharm Co. Ltd.	2,317	167
	HL Mando Co. Ltd.	5,782	161
*	CosmoAM&T Co. Ltd.	3,602	161
	CJ Corp.	2,278	157
	PharmaResearch Co. Ltd.	1,081	154
*	Hanall Biopharma Co. Ltd.	5,823	151
*	Pearl Abyss Corp.	5,285	151
	S-1 Corp.	3,302	149
*	Doosan Robotics Inc.	3,166	148
	Hyundai Elevator Co. Ltd.	3,707	142
	Classys Inc.	4,196	140
	DGB Financial Group Inc.	21,571	137
*	Rainbow Robotics	1,249	137
	Youngone Corp.	4,603	136
	HPSP Co. Ltd.	7,062	136
	Posco DX Co. Ltd.	8,785	133
	Samsung Card Co. Ltd.	4,355	133
*,2	Netmarble Corp.	3,453	132
	Cosmax Inc.	1,366	131

		Shares	Market Value ($000)
*	Celltrion Pharm Inc.	3,087	126
	DB HiTek Co. Ltd.	5,497	125
	Hotel Shilla Co. Ltd.	4,382	125
	NongShim Co. Ltd.	501	124
*	HLB Life Science Co. Ltd.	16,337	123
	IsuPetasys Co. Ltd.	7,507	122
*	SK Bioscience Co. Ltd.	3,565	121
*	GemVax & Kael Co. Ltd.	8,613	120
	Korean Reinsurance Co.	20,412	119
	SK REITs Co. Ltd.	35,613	119
*	Kum Yang Co. Ltd.	5,581	119
*	Naturecell Co. Ltd.	7,141	117
	HD Hyundai Infracore Co. Ltd.	21,025	115
	Eo Technics Co. Ltd.	1,351	115
	KCC Corp.	654	114
	Cheil Worldwide Inc.	8,667	113
	Shinsung Delta Tech Co. Ltd.	2,392	113
	Jusung Engineering Co. Ltd.	5,500	112
	Park Systems Corp.	766	112
*	Wemade Co. Ltd.	3,407	111
*	Hanwha Engine	9,571	111
	Chong Kun Dang Pharmaceutical Corp.	1,591	109
	SM Entertainment Co. Ltd.	1,778	108
	Hyundai Autoever Corp.	1,066	108
	Ottogi Corp.	353	105
*	Kakao Games Corp.	8,038	105
	Hanwha Life Insurance Co. Ltd.	53,246	103
	ST Pharm Co. Ltd.	1,618	102
	Korea Asset In Trust Co. Ltd.	47,142	99
	Shinsegae Inc.	1,015	98
*	SOLUM Co. Ltd.	6,700	98
*	Daejoo Electronic Materials Co. Ltd.	1,591	95
	Pan Ocean Co. Ltd.	37,850	94
*	Oscotec Inc.	5,399	93
	Kolmar Korea Co. Ltd.	2,446	93
	SOOP Co. Ltd.	1,173	93
	Hana Tour Service Inc.	2,152	92
*	WONIK IPS Co. Ltd.	5,572	92
	CS Wind Corp.	3,171	91
*	People & Technology Inc.	2,911	91
	F&F Co. Ltd.	2,338	90
	Hansol Chemical Co. Ltd.	1,220	88
	Green Cross Corp.	792	86
*	ISU Specialty Chemical	3,357	85
*	HLB Therapeutics Co. Ltd.	10,851	83
	Seegene Inc.	4,869	83
	HD Hyundai Construction Equipment Co. Ltd.	1,829	81
	Hyundai Department Store Co. Ltd.	2,381	79
	Soulbrain Co. Ltd.	609	79
*	ABLBio Inc.	3,982	78
	Youngone Holdings Co. Ltd.	1,252	77
	Daehan Flour Mill Co. Ltd.	824	77
*	Seojin System Co. Ltd.	4,193	77
*,2	SK IE Technology Co. Ltd.	4,080	77
	DoubleUGames Co. Ltd.	2,068	76
*	Silicon2 Co. Ltd.	4,268	76
	LOTTE Fine Chemical Co. Ltd.	3,058	75
*	CJ ENM Co. Ltd.	1,599	74
	NICE Information Service Co. Ltd.	8,409	73
	Medytox Inc.	774	73
*	VT Co. Ltd.	3,461	73
	CJ Logistics Corp.	1,213	71
*	Kakaopay Corp.	3,993	71
	Dongsuh Cos. Inc.	3,470	70
	Hanon Systems	24,031	69
	Daou Technology Inc.	5,200	68
	Dongjin Semichem Co. Ltd.	4,277	68
	Daesang Corp.	4,629	68
*	Chabiotech Co. Ltd.	6,331	68
	ISC Co. Ltd.	1,843	68

		Shares	Market Value ($000)
	TCC Steel	2,666	67
	AMOREPACIFIC Group	4,161	66
*	Kumho Tire Co. Inc.	19,076	66
	Daewoong Pharmaceutical Co. Ltd.	723	64
	HS Hyosung Advanced Materials Corp.	524	64
	Daishin Securities Co. Ltd.	5,185	63
	Partron Co. Ltd.	12,074	63
	YG Entertainment Inc.	1,825	63
	Hyosung TNC Corp.	451	63
	Eugene Technology Co. Ltd.	2,626	63
	Binggrae Co. Ltd.	1,188	62
	Sebang Global Battery Co. Ltd.	1,217	62
*	Creative & Innovative System	10,517	62
	Daeduck Electronics Co. Ltd.	5,916	61
	ESR Kendall Square REIT Co. Ltd.	17,755	61
	Advanced Nano Products Co. Ltd.	1,258	61
	LX Semicon Co. Ltd.	1,551	60
	Hanil Cement Co. Ltd.	5,724	59
*	Hyundai Bioscience Co. Ltd.	5,746	59
	HK inno N Corp.	2,155	59
	Innocean Worldwide Inc.	4,028	58
	Mcnex Co. Ltd.	3,985	58
	Koh Young Technology Inc.	9,606	57
*	Mezzion Pharma Co. Ltd.	2,595	57
*	Cafe24 Corp.	2,357	57
*	Synopex Inc.	12,495	57
	InBody Co. Ltd.	3,476	56
	Seoul Semiconductor Co. Ltd.	11,036	56
	NEXTIN Inc.	1,400	56
	Yuanta Securities Korea Co. Ltd.	28,078	55
	Seobu T&D	13,036	55
	Hancom Inc.	2,992	55
	Lotte Shopping Co. Ltd.	1,336	55
	Hana Micron Inc.	7,818	55
	Shinhan Alpha REIT Co. Ltd.	13,641	55
*	Fadu Inc.	4,674	55
*	Asiana Airlines Inc.	6,963	54
*	Korea Line Corp.	42,253	54
	Ecopro HN Co. Ltd.	1,964	54
*	Cosmochemical Co. Ltd.	4,244	53
*	Lake Materials Co. Ltd.	6,170	53
	Namyang Dairy Products Co. Ltd.	1,070	52
	SPC Samlip Co. Ltd.	1,535	52
	SL Corp.	2,310	51
	Daeduck Co. Ltd.	10,366	50
	S&S Tech Corp.	3,081	50
	HDC Holdings Co. Ltd.	5,695	49
	LX Holdings Corp.	9,687	48
*	Binex Co. Ltd.	3,764	47
	Ahnlab Inc.	1,106	47
	Kolon Industries Inc.	2,327	47
*	Eubiologics Co. Ltd.	5,035	47
*	Bioneer Corp.	3,245	47
	Daewoong Co. Ltd.	3,023	46
	Dongwon Industries Co. Ltd.	1,712	46
	Com2uSCorp	1,316	46
	Green Cross Holdings Corp.	4,002	45
	Hanssem Co. Ltd.	1,158	45
	Dong-A ST Co. Ltd.	1,035	45
*	Duk San Neolux Co. Ltd.	2,518	45
	Korea Electric Terminal Co. Ltd.	915	44
	iMarketKorea Inc.	7,289	44
	NHN Corp.	3,452	44
	Hankook & Co. Co. Ltd.	3,492	43
	Dentium Co. Ltd.	1,010	43
	Hanjin Transportation Co. Ltd.	3,074	42
	KC Tech Co. Ltd.	1,856	42
	Innox Advanced Materials Co. Ltd.	2,734	42
	Youlchon Chemical Co. Ltd.	2,421	41
	HS Industries Co. Ltd.	13,845	41

		Shares	Market Value ($000)
	Hanwha General Insurance Co. Ltd.	12,867	41
*	Foosung Co. Ltd.	10,740	41
	BH Co. Ltd.	3,513	41
	Harim Holdings Co. Ltd.	9,638	41
*	SK oceanplant Co. Ltd.	4,947	41
	Han Kuk Carbon Co. Ltd.	5,293	41
	KC Co. Ltd.	3,171	40
	Dongwon F&B Co. Ltd.	1,713	40
*	Hanwha Investment & Securities Co. Ltd.	15,612	40
	SK Securities Co. Ltd.	112,916	40
	SK Networks Co. Ltd.	12,913	40
	Lotte Rental Co. Ltd.	1,780	40
	Samwha Capacitor Co. Ltd.	2,038	39
	Webzen Inc.	3,628	39
	i-SENS Inc.	3,403	39
	Cuckoo Homesys Co. Ltd.	2,617	39
	Gradiant Corp.	3,857	38
*	Daea TI Co. Ltd.	19,070	38
	Tongyang Life Insurance Co. Ltd.	9,006	38
*	SFA Semicon Co. Ltd.	16,020	37
*	CMG Pharmaceutical Co. Ltd.	26,786	37
	Hyundai GF Holdings	9,865	37
	DongKook Pharmaceutical Co. Ltd.	3,074	37
	Shinsegae International Inc.	4,982	37
	Caregen Co. Ltd.	2,185	37
*	Nexon Games Co. Ltd.	3,789	37
	SK Chemicals Co. Ltd.	1,198	36
	OCI Co. Ltd.	809	36
	KISWIRE Ltd.	2,636	35
	JW Pharmaceutical Corp.	2,012	34
	Samyang Holdings Corp.	694	34
	MegaStudyEdu Co. Ltd.	1,133	34
	Sam-A Aluminum Co. Ltd.	1,264	34
	Humedix Co. Ltd.	1,444	33
	Zinus Inc.	2,107	33
	PSK Inc.	2,623	32
	NICE Holdings Co. Ltd.	3,866	31
*	CJ CGV Co. Ltd.	7,674	31
	TES Co. Ltd.	2,992	31
	Tokai Carbon Korea Co. Ltd.	624	31
	Intellian Technologies Inc.	1,162	31
*	W-Scope Chungju Plant Co. Ltd.	3,442	31
*	Jeju Air Co. Ltd.	4,408	31
	Posco M-Tech Co. Ltd.	3,139	31
	TKG Huchems Co. Ltd.	2,232	30
	Modetour Network Inc.	3,999	30
	Samyang Corp.	836	30
	Advanced Process Systems Corp.	2,691	30
*	Shinsung E&G Co. Ltd.	35,225	30
	Doosan Tesna Inc.	1,544	30
*	Ananti Inc.	7,379	29
*	Vaxcell-Bio Therapeutics Co. Ltd.	2,998	29
	Dongkuk Steel Mill Co. Ltd.	4,869	29
	IS Dongseo Co. Ltd.	1,835	28
	KH Vatec Co. Ltd.	4,675	28
	Taekwang Industrial Co. Ltd.	62	28
	RFHIC Corp.	3,212	28
*	Humasis Co. Ltd.	21,564	28
*	Pharmicell Co. Ltd.	7,990	27
	Vieworks Co. Ltd.	1,793	27
	L&C Bio Co. Ltd.	2,238	27
	SIMMTECH Co. Ltd.	3,410	27
	Boryung	3,724	27
	HAESUNG DS Co. Ltd.	1,752	27
	Hansol Technics Co. Ltd.	9,370	26
	Young Poong Corp.	88	26
	LF Corp.	2,298	26
*	Amicogen Inc.	9,708	26
	GOLFZON Co. Ltd.	496	26
	Maeil Dairies Co. Ltd.	973	26

		Shares	Market Value ($000)
	Solus Advanced Materials Co. Ltd.	4,074	26
	Sungwoo Hitech Co. Ltd.	6,733	25
	INTOPS Co. Ltd.	1,889	25
	Daol Investment & Securities Co. Ltd.	13,079	25
	Toptec Co. Ltd.	7,852	25
	HL Holdings Corp.	1,004	25
*	PI Advanced Materials Co. Ltd.	2,086	25
*	AbClon Inc.	2,495	25
	Unid Co. Ltd.	564	25
	Kwang Dong Pharmaceutical Co. Ltd.	6,101	24
	Dong-A Socio Holdings Co. Ltd.	303	24
	Lotte Wellfood Co. Ltd.	296	24
	Solid Inc.	7,019	24
	Myoung Shin Industrial Co. Ltd.	2,881	24
	Tongyang Inc.	40,643	23
	Eugene Investment & Securities Co. Ltd.	11,914	23
	KCC Glass Corp.	840	23
*	BNC Korea Co. Ltd.	7,790	23
*	Wysiwyg Studios Co. Ltd.	18,032	23
	Hyundai Green Food	2,294	23
	Korea Petrochemical Ind Co. Ltd.	374	22
*	Interflex Co. Ltd.	3,479	22
	Huons Global Co. Ltd.	996	22
	iNtRON Biotechnology Inc.	5,515	22
*	Sungeel Hitech Co. Ltd.	699	22
*	Studio Dragon Corp.	606	21
*	Il Dong Pharmaceutical Co. Ltd.	2,373	21
	Soulbrain Holdings Co. Ltd.	794	20
*	ITM Semiconductor Co. Ltd.	1,835	20
	GC Cell Corp.	1,068	20
*	Insun ENT Co. Ltd.	5,066	19
	Hansae Co. Ltd.	1,819	19
	Huons Co. Ltd.	1,104	19
	NHN KCP Corp.	3,346	19
	ENF Technology Co. Ltd.	1,626	19
	Orion Holdings Corp.	1,517	18
	Neowiz	1,279	18
	Hansol Paper Co. Ltd.	2,818	18
	UniTest Inc.	2,757	18
	Nexen Tire Corp.	3,733	17
*	Helixmith Co. Ltd.	7,698	17
*	DIO Corp.	1,349	16
*	Yungjin Pharmaceutical Co. Ltd.	10,899	16
	LX Hausys Ltd.	610	16
*	GeneOne Life Science Inc.	10,592	16
*	Chunbo Co. Ltd.	542	16
*	Genexine Inc.	3,512	15
	Hyundai Home Shopping Network Corp.	457	15
	Korea Real Estate Investment & Trust Co. Ltd.	19,485	14
*	CrystalGenomics Invites Co. Ltd.	8,036	14
*,3	NKMax Co. Ltd.	9,664	14
	Aekyung Industrial Co. Ltd.	1,369	14
*	Danal Co. Ltd.	6,700	14
	Handsome Co. Ltd.	1,165	13
	Namhae Chemical Corp.	2,835	13
*	NEPES Corp.	2,665	13
	Songwon Industrial Co. Ltd.	1,680	13
	Yunsung F&C Co. Ltd.	450	13
*	Komipharm International Co. Ltd.	4,115	12
	Able C&C Co. Ltd.	2,316	12
	Korea United Pharm Inc.	915	12
*	MedPacto Inc.	3,041	11
*,3	Cellivery Therapeutics Inc.	2,360	11
	Dongkuk CM Co. Ltd.	2,083	9
*	Enplus Co. Ltd.	10,446	9
*	Bukwang Pharmaceutical Co. Ltd.	2,512	8
*	Samsung Pharmaceutical Co. Ltd.	7,300	8
*	Namsun Aluminum Co. Ltd.	8,724	8
*	HS Hyosung Corp.	324	8
	Ilyang Pharmaceutical Co. Ltd.	837	7

		Shares	Market Value ($000)
	CJ Freshway Corp.	357	5
	Chongkundang Holdings Corp.	97	4
*	Hyosung Chemical Corp.	217	4
*	Enzychem Lifesciences Corp.	5,028	4
			122,190
Spain (1.4%)
	Banco Santander SA	2,571,152	11,870
	Industria de Diseno Textil SA	179,669	9,915
	Banco Bilbao Vizcaya Argentaria SA	973,498	9,196
	Amadeus IT Group SA	74,850	5,257
	CaixaBank SA	673,088	3,658
[2]	Cellnex Telecom SA	96,327	3,461
	Telefonica SA	724,819	3,284
[2]	Aena SME SA	12,162	2,634
	Banco de Sabadell SA	909,765	1,715
	Bankinter SA	115,612	915
	Merlin Properties Socimi SA	76,324	837
	Fluidra SA	16,043	419
	Mapfre SA	160,629	418
	Viscofan SA	6,223	402
	Vidrala SA	3,888	386
	Inmobiliaria Colonial Socimi SA	64,949	374
	Acerinox SA	31,506	317
[2]	Unicaja Banco SA	240,631	310
	Faes Farma SA	77,570	291
	Sacyr SA	74,170	242
	Laboratorios Farmaceuticos Rovi SA	3,453	235
	Corp. ACCIONA Energias Renovables SA	8,704	187
	Pharma Mar SA	2,034	168
*	Solaria Energia y Medio Ambiente SA	12,606	121
	Construcciones y Auxiliar de Ferrocarriles SA	3,098	108
	Melia Hotels International SA	14,953	107
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	93,929	107
	Almirall SA	11,052	103
	Lar Espana Real Estate Socimi SA	7,604	66
[2]	Gestamp Automocion SA	20,764	57
[2]	Neinor Homes SA	3,582	57
[2]	Prosegur Cash SA	56,654	31
[2]	Global Dominion Access SA	10,196	29
	Atresmedia Corp. de Medios de Comunicacion SA	5,506	26
*	Distribuidora Internacional de Alimentacion SA	1,053,042	15
	Prosegur Cia de Seguridad SA	4,088	8
			57,326
Sweden (2.2%)
	Investor AB Class B	270,699	7,427
	Atlas Copco AB Class A	447,666	7,156
	Assa Abloy AB Class B	167,257	5,137
	Telefonaktiebolaget LM Ericsson Class B	476,770	3,874
	Skandinaviska Enskilda Banken AB Class A	254,484	3,531
	Atlas Copco AB Class B	240,608	3,403
	EQT AB	107,983	3,274
	Investor AB Class A	107,883	2,941
	Swedbank AB Class A	149,074	2,920
	Essity AB Class B	103,300	2,846
	Epiroc AB Class A	144,624	2,637
	Svenska Handelsbanken AB Class A	246,656	2,565
	Industrivarden AB Class A	48,894	1,606
[1]	H & M Hennes & Mauritz AB Class B	102,410	1,422
	Boliden AB	47,609	1,422
	Svenska Cellulosa AB SCA Class B	105,066	1,367
	Telia Co. AB	434,093	1,273
	Skanska AB Class B	60,690	1,267
	Trelleborg AB Class B	36,952	1,222
	SKF AB Class B	59,375	1,142
	Securitas AB Class B	85,160	1,079
	AddTech AB Class B	39,204	1,079
	Beijer Ref AB Class B	68,410	1,079
	Nibe Industrier AB Class B	251,121	1,065
	Tele2 AB Class B	92,666	973

		Shares	Market Value ($000)
*	Castellum AB	75,506	893
*	Swedish Orphan Biovitrum AB	31,889	884
*	Fastighets AB Balder Class B	110,798	854
	Sagax AB Class B	37,298	826
	AAK AB	30,327	822
*	Sectra AB Class B	25,703	672
	Nordnet AB publ	29,369	636
	Investment AB Latour Class B	24,423	621
	Getinge AB Class B	39,013	611
	L E Lundbergforetagen AB Class B	11,861	576
	Lagercrantz Group AB Class B	31,565	573
[2]	Thule Group AB	17,818	561
	Holmen AB Class B	14,607	551
	Fortnox AB	85,743	536
	SSAB AB Class B	116,495	528
	Wihlborgs Fastigheter AB	49,471	502
	Avanza Bank Holding AB	22,408	481
	Mycronic AB	12,727	452
*	Embracer Group AB Class B	153,063	404
	Hemnet Group AB	13,250	398
	Axfood AB	17,964	385
	Epiroc AB Class B	22,765	376
[2]	Munters Group AB	22,967	366
	Elekta AB Class B	60,959	364
	Loomis AB Class B	11,665	357
	Fabege AB	45,345	353
	Husqvarna AB Class B	60,820	352
*,2	BoneSupport Holding AB	10,408	350
	Billerud Aktiebolag	34,859	306
*	Kinnevik AB Class B	42,672	297
	Nyfosa AB	29,014	290
	Bure Equity AB	8,372	283
[2]	Bravida Holding AB	38,294	277
*	Camurus AB	5,252	275
*	Electrolux AB Class B	36,383	272
	Lindab International AB	12,726	266
[2]	Dometic Group AB	51,249	260
	Electrolux Professional AB Class B	40,253	259
	Catena AB	5,539	248
	Vitec Software Group AB Class B	5,378	241
	Wallenstam AB Class B	50,632	239
	Vitrolife AB	11,496	237
	Storskogen Group AB Class B	227,131	235
*,1	Volvo Car AB Class B	106,210	233
	Pandox AB Class B	12,966	229
	AddLife AB Class B	17,773	217
	Peab AB Class B	28,585	210
	Granges AB	17,592	201
	Addnode Group AB Class B	20,560	190
	JM AB	11,745	189
	MIPS AB	4,237	188
*,2	Sinch AB	101,830	187
	Bufab AB	4,829	181
	HMS Networks AB	4,817	172
	Hufvudstaden AB Class A	14,419	166
	NCAB Group AB	28,930	151
*	Modern Times Group MTG AB Class B	17,667	149
	Biotage AB	10,199	143
	Truecaller AB Class B	31,680	143
	Medicover AB Class B	8,491	137
	Nolato AB Class B	27,698	137
*,2	Scandic Hotels Group AB	19,933	124
	NCC AB Class B	8,190	122
	NP3 Fastigheter AB	5,159	122
	Troax Group AB	6,265	120
	Cibus Nordic Real Estate AB publ	7,444	119
*	Sdiptech AB Class B	5,692	119
	Instalco AB	41,086	116
	Bilia AB Class A	9,972	112
	Atrium Ljungberg AB Class B	5,951	110

		Shares	Market Value ($000)
	SSAB AB Class A	23,301	107
*,2	Boozt AB	10,586	107
*	Hexatronic Group AB	30,884	107
	Arjo AB Class B	32,524	102
*,2	BioArctic AB Class B	5,670	101
	Beijer Alma AB	6,049	95
	SkiStar AB	6,073	94
	Clas Ohlson AB Class B	4,902	89
	Dios Fastigheter AB	11,087	82
	Skandinaviska Enskilda Banken AB Class C	5,756	81
	Ratos AB Class B	25,666	75
	Sagax AB	25,859	75
[2]	Attendo AB	16,334	73
	Samhallsbyggnadsbolaget i Norden AB B Shares	200,022	71
	NCC AB Class A	4,523	67
	MEKO AB	5,456	67
	Systemair AB	8,015	67
	Platzer Fastigheter Holding AB Class B	6,952	56
*	Stillfront Group AB	68,590	46
	Corem Property Group AB Class B	71,376	46
	Fagerhult Group AB	8,279	44
*	Norion Bank AB	10,666	39
	Cloetta AB Class B	15,983	38
	Volati AB	3,451	30
	Investment AB Oresund	2,729	28
	Samhallsbyggnadsbolaget i Norden AB	20,190	11
			89,061
Switzerland (6.1%)
	Nestle SA (Registered)	439,588	38,174
	Novartis AG (Registered)	348,799	36,979
	Roche Holding AG (XVTX)	118,578	34,453
	UBS Group AG (Registered)	548,176	17,727
	Zurich Insurance Group AG	24,573	15,597
	Alcon AG	84,440	7,517
	Swiss Re AG	49,594	7,329
	Lonza Group AG (Registered)	11,982	7,184
	Givaudan SA (Registered)	1,361	6,004
	Partners Group Holding AG	3,794	5,514
	Swiss Life Holding AG (Registered)	4,977	4,083
	Sandoz Group AG	73,805	3,373
	Geberit AG (Registered)	5,588	3,370
	Sonova Holding AG (Registered)	8,353	2,857
	Chocoladefabriken Lindt & Spruengli AG	227	2,628
	Swisscom AG (Registered)	4,222	2,439
	Schindler Holding AG	8,417	2,434
	Straumann Holding AG (Registered)	18,343	2,396
	Julius Baer Group Ltd.	35,244	2,334
	Logitech International SA (Registered)	26,639	2,165
	Kuehne + Nagel International AG (Registered)	8,657	2,072
	Roche Holding AG (XSWX)	6,102	1,879
[2]	VAT Group AG	4,424	1,767
	Swiss Prime Site AG (Registered)	14,044	1,553
	Baloise Holding AG (Registered)	8,141	1,547
	Chocoladefabriken Lindt & Spruengli AG (Registered)	11	1,250
	SIG Group AG	58,853	1,167
	Georg Fischer AG (Registered)	14,730	1,144
	Helvetia Holding AG (Registered)	6,376	1,118
	Belimo Holding AG (Registered)	1,613	1,081
	PSP Swiss Property AG (Registered)	7,070	1,031
	Barry Callebaut AG (Registered)	606	926
	Accelleron Industries AG	15,960	896
	EMS-Chemie Holding AG (Registered)	1,247	888
	Siegfried Holding AG (Registered)	681	861
	Flughafen Zurich AG (Registered)	3,541	843
[2]	Galenica AG	9,494	826
	Temenos AG (Registered)	10,353	682
	Swatch Group AG (Registered)	18,834	670
	Swissquote Group Holding SA (Registered)	1,550	610
	Schindler Holding AG (Registered)	2,015	572

		Shares	Market Value ($000)
*,1	Sunrise Communications AG Class A	11,058	548
	Tecan Group AG (Registered)	2,285	546
	Swatch Group AG	2,937	535
	Mobimo Holding AG (Registered)	1,582	515
	Cembra Money Bank AG	5,550	511
	Clariant AG (Registered)	41,991	507
	Bucher Industries AG (Registered)	1,300	503
	DKSH Holding AG	6,101	454
	Banque Cantonale Vaudoise (Registered)	4,372	434
	Comet Holding AG (Registered)	1,323	420
	Bachem Holding AG	5,253	407
	Valiant Holding AG (Registered)	3,366	401
	SFS Group AG	2,699	391
	Inficon Holding AG (Registered)	326	380
	Burckhardt Compression Holding AG	507	380
	dormakaba Holding AG	484	367
	VZ Holding AG	2,126	352
	Allreal Holding AG (Registered)	1,822	335
	Huber + Suhner AG (Registered)	3,397	290
	Landis+Gyr Group AG	3,900	283
	Kardex Holding AG (Registered)	897	279
	Vontobel Holding AG (Registered)	4,194	277
	Emmi AG (Registered)	310	271
	Interroll Holding AG (Registered)	108	267
*	Aryzta AG	149,669	261
	Ypsomed Holding AG (Registered)	583	237
	ALSO Holding AG (Registered)	872	233
	Stadler Rail AG	9,636	213
	Bossard Holding AG (Registered) Class A	926	210
	EFG International AG	14,802	202
	Forbo Holding AG (Registered)	205	182
	St. Galler Kantonalbank AG (Registered)	361	175
	Daetwyler Holding AG	1,108	173
	Softwareone Holding AG	18,917	167
[2]	Medacta Group SA	1,188	149
*	Arbonia AG	11,179	145
	SKAN Group AG	1,667	141
	OC Oerlikon Corp. AG Pfaffikon (Registered)	32,653	139
*,2	Sensirion Holding AG	1,820	116
*	ams-OSRAM AG	16,366	106
*	Basilea Pharmaceutica AG Allschwil (Registered)	1,995	95
	u-blox Holding AG	1,196	94
	COSMO Pharmaceuticals NV	1,312	94
	Komax Holding AG (Registered)	653	85
	Implenia AG (Registered)	2,249	75
*,2	PolyPeptide Group AG	2,288	75
	Bell Food Group AG (Registered)	239	72
	Bystronic AG	186	71
*	DocMorris AG	1,861	63
	LEM Holding SA (Registered)	69	61
	Autoneum Holding AG	513	60
	Zehnder Group AG	1,068	56
	Schweiter Technologies AG	118	55
	Intershop Holding AG	385	54
	Vetropack Holding AG (Registered) Class A	1,672	50
*,2	Medartis Holding AG	662	42
	Rieter Holding AG (Registered)	403	40
[2]	Medmix AG	3,252	32
	VP Bank AG Class A	345	29
	Leonteq AG	937	25
	APG SGA SA	108	24
*,1	Idorsia Ltd.	21,510	21
[1]	PIERER Mobility AG	1,075	11
			241,726
Taiwan (7.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,109,246	128,046
	Hon Hai Precision Industry Co. Ltd.	2,041,721	12,433
	MediaTek Inc.	252,299	9,906
	Delta Electronics Inc.	369,413	4,380

		Shares	Market Value ($000)
	Quanta Computer Inc.	452,938	4,118
	Fubon Financial Holding Co. Ltd.	1,379,271	3,758
	CTBC Financial Holding Co. Ltd.	2,812,439	3,249
	Cathay Financial Holding Co. Ltd.	1,554,972	3,163
	ASE Technology Holding Co. Ltd.	576,588	2,739
	United Microelectronics Corp.	2,008,055	2,724
	Mega Financial Holding Co. Ltd.	1,997,538	2,450
	Chunghwa Telecom Co. Ltd.	634,388	2,406
	Asustek Computer Inc.	120,149	2,192
	E.Sun Financial Holding Co. Ltd.	2,602,203	2,171
	Yuanta Financial Holding Co. Ltd.	2,076,186	2,134
	Uni-President Enterprises Corp.	811,629	2,119
	Accton Technology Corp.	90,549	1,849
	Wistron Corp.	463,649	1,637
	First Financial Holding Co. Ltd.	1,842,158	1,547
	Novatek Microelectronics Corp.	97,739	1,466
	SinoPac Financial Holdings Co. Ltd.	1,971,259	1,417
	KGI Financial Holding Co. Ltd.	2,645,698	1,408
	Hua Nan Financial Holdings Co. Ltd.	1,729,212	1,390
	Taiwan Cooperative Financial Holding Co. Ltd.	1,794,760	1,379
	China Steel Corp.	1,978,619	1,294
	Largan Precision Co. Ltd.	17,114	1,291
	Yageo Corp.	79,458	1,269
	Realtek Semiconductor Corp.	80,972	1,196
	E Ink Holdings Inc.	132,728	1,162
	Evergreen Marine Corp. Taiwan Ltd.	170,855	1,148
	Lite-On Technology Corp.	342,181	1,104
	Taishin Financial Holding Co. Ltd.	2,033,821	1,074
	Nan Ya Plastics Corp.	894,851	1,071
	Unimicron Technology Corp.	223,476	1,037
	Hotai Motor Co. Ltd.	53,703	1,021
	eMemory Technology Inc.	11,000	1,001
	Pegatron Corp.	341,199	997
*	Shin Kong Financial Holding Co. Ltd.	2,764,169	987
[1]	International Games System Co. Ltd.	33,000	983
	Asia Vital Components Co. Ltd.	48,441	973
	Wiwynn Corp.	15,087	910
	Taiwan Mobile Co. Ltd.	258,473	901
	Alchip Technologies Ltd.	13,066	898
	Chailease Holding Co. Ltd.	243,597	893
	Chroma ATE Inc.	67,471	865
	Formosa Plastics Corp.	635,675	812
	Far EasTone Telecommunications Co. Ltd.	291,015	808
	Advantech Co. Ltd.	76,564	797
*	PharmaEssentia Corp.	44,300	796
	President Chain Store Corp.	94,000	783
	Compal Electronics Inc.	680,622	776
	King Yuan Electronics Co. Ltd.	190,548	752
	Elite Material Co. Ltd.	51,345	747
	Jentech Precision Industrial Co. Ltd.	17,110	736
	Shanghai Commercial & Savings Bank Ltd.	603,320	731
	Silergy Corp.	55,312	724
	ASPEED Technology Inc.	5,500	701
	Gigabyte Technology Co. Ltd.	82,588	697
	Lotes Co. Ltd.	12,470	694
	Yang Ming Marine Transport Corp.	294,990	669
	Inventec Corp.	435,495	664
	Micro-Star International Co. Ltd.	121,161	642
	Voltronic Power Technology Corp.	11,230	640
	Catcher Technology Co. Ltd.	98,720	600
	Formosa Chemicals & Fibre Corp.	566,668	593
	Innolux Corp.	1,258,009	590
	Eva Airways Corp.	454,186	583
	Airtac International Group	23,846	583
	Chang Hwa Commercial Bank Ltd.	1,054,615	573
	Synnex Technology International Corp.	242,505	567
	Bizlink Holding Inc.	27,987	563
	Global Unichip Corp.	15,108	562
	WPG Holdings Ltd.	256,857	560
	Globalwafers Co. Ltd.	44,000	559

		Shares	Market Value ($000)
	Acer Inc.	471,221	552
	AUO Corp.	1,136,958	548
	Far Eastern New Century Corp.	524,425	542
	Eclat Textile Co. Ltd.	32,363	532
*	Tatung Co. Ltd.	363,411	532
	Asia Cement Corp.	401,000	520
	Foxconn Technology Co. Ltd.	202,670	506
	King Slide Works Co. Ltd.	11,081	504
	Tripod Technology Corp.	85,774	503
	Pou Chen Corp.	384,844	485
	Chicony Electronics Co. Ltd.	99,000	481
	Cheng Shin Rubber Industry Co. Ltd.	297,018	464
	Taiwan Business Bank	994,789	454
	Powertech Technology Inc.	118,491	451
	Vanguard International Semiconductor Corp.	161,544	449
	Radiant Opto-Electronics Corp.	75,963	448
	Taichung Commercial Bank Co. Ltd.	766,410	444
	Sino-American Silicon Products Inc.	87,000	413
	Wan Hai Lines Ltd.	157,260	404
	Highwealth Construction Corp.	267,915	397
	Phison Electronics Corp.	27,000	387
	Ruentex Development Co. Ltd.	278,754	387
	Zhen Ding Technology Holding Ltd.	107,617	383
	Fortune Electric Co. Ltd.	21,900	374
	Teco Electric & Machinery Co. Ltd.	225,000	369
	China Airlines Ltd.	473,000	365
	Mitac Holdings Corp.	140,248	365
	Walsin Lihwa Corp.	440,456	355
	ASMedia Technology Inc.	7,063	355
	United Integrated Services Co. Ltd.	26,000	345
	Lien Hwa Industrial Holdings Corp.	189,901	344
	Hiwin Technologies Corp.	47,504	340
	MPI Corp.	14,000	340
	Compeq Manufacturing Co. Ltd.	178,601	338
	Makalot Industrial Co. Ltd.	33,341	329
	WT Microelectronics Co. Ltd.	96,205	328
	Goldsun Building Materials Co. Ltd.	192,753	322
	Feng TAY Enterprise Co. Ltd.	77,728	315
	Simplo Technology Co. Ltd.	27,000	315
	Topco Scientific Co. Ltd.	32,252	296
	Shihlin Electric & Engineering Corp.	48,000	295
	TA Chen Stainless Pipe	272,763	292
	Tong Yang Industry Co. Ltd.	79,000	290
	Taiwan High Speed Rail Corp.	330,000	288
	Gold Circuit Electronics Ltd.	49,500	285
	Nien Made Enterprise Co. Ltd.	22,000	273
	IBF Financial Holdings Co. Ltd.	589,206	269
*	Powerchip Semiconductor Manufacturing Corp.	507,038	267
	Sinbon Electronics Co. Ltd.	33,579	265
*	Winbond Electronics Corp.	521,289	259
	Parade Technologies Ltd.	12,000	259
	AURAS Technology Co. Ltd.	12,000	256
	Qisda Corp.	222,000	253
	Faraday Technology Corp.	36,313	251
	Ruentex Industries Ltd.	103,002	247
	Bora Pharmaceuticals Co. Ltd.	9,092	242
	Giant Manufacturing Co. Ltd.	49,740	234
*	Win Semiconductors Corp.	65,000	234
	Wistron NeWeb Corp.	63,791	229
	Fusheng Precision Co. Ltd.	23,000	222
	Capital Securities Corp.	307,000	217
	Poya International Co. Ltd.	14,628	216
	AP Memory Technology Corp.	23,000	216
	Taiwan Union Technology Corp.	40,000	213
	King's Town Bank Co. Ltd.	142,000	212
	Taiwan Hon Chuan Enterprise Co. Ltd.	46,000	209
	Sanyang Motor Co. Ltd.	95,000	208
	Getac Holdings Corp.	64,000	207
*	China Petrochemical Development Corp.	786,386	198
	L&K Engineering Co. Ltd.	27,744	198

		Shares	Market Value ($000)
*	Oneness Biotech Co. Ltd.	59,729	198
	Tung Ho Steel Enterprise Corp.	89,110	194
	Merida Industry Co. Ltd.	39,000	193
*	Nan Kang Rubber Tire Co. Ltd.	126,000	191
	Elan Microelectronics Corp.	42,000	190
*	Nanya Technology Corp.	181,000	188
	Charoen Pokphand Enterprise	61,600	188
	Sigurd Microelectronics Corp.	87,000	186
	Acter Group Corp. Ltd.	19,000	185
	Ennostar Inc.	135,000	185
	Lotus Pharmaceutical Co. Ltd.	20,000	180
	Genius Electronic Optical Co. Ltd.	13,000	180
	Huaku Development Co. Ltd.	47,400	178
[1]	Yulon Finance Corp.	48,569	176
	Macronix International Co. Ltd.	272,000	176
	Ta Ya Electric Wire & Cable	124,165	176
	YFY Inc.	187,000	176
	Kinik Co.	19,000	176
*	HTC Corp.	125,000	175
*	Elite Advanced Laser Corp.	23,000	175
	Run Long Construction Co. Ltd.	136,400	174
	Wisdom Marine Lines Co. Ltd.	75,543	174
	O-Bank Co. Ltd.	563,000	171
	Walsin Technology Corp.	58,000	170
	Chipbond Technology Corp.	85,000	169
[1]	Century Iron & Steel Industrial Co. Ltd.	30,000	162
	Gudeng Precision Industrial Co. Ltd.	10,491	162
	XinTec Inc.	27,000	161
	Everlight Electronics Co. Ltd.	66,000	159
	Taiwan Fertilizer Co. Ltd.	92,000	159
	Dynapack International Technology Corp.	26,000	159
	Kinpo Electronics	170,000	158
	Far Eastern Department Stores Ltd.	203,000	158
	Great Wall Enterprise Co. Ltd.	94,402	155
	Supreme Electronics Co. Ltd.	77,980	155
	Foxsemicon Integrated Technology Inc.	16,000	154
	Nichidenbo Corp.	68,000	154
	Grand Process Technology Corp.	3,000	154
[1]	Silicon Integrated Systems Corp.	69,602	149
	Yulon Motor Co. Ltd.	86,185	149
	Shin Zu Shing Co. Ltd.	24,841	149
	Sercomm Corp.	44,000	148
	Visual Photonics Epitaxy Co. Ltd.	28,000	148
	Pixart Imaging Inc.	22,000	146
	Test Research Inc.	36,000	145
	Senao International Co. Ltd.	134,000	144
	Feng Hsin Steel Co. Ltd.	62,000	143
	Chicony Power Technology Co. Ltd.	36,000	142
	Coretronic Corp.	58,000	139
	Nan Pao Resins Chemical Co. Ltd.	14,000	139
	Fitipower Integrated Technology Inc.	18,703	139
	VisEra Technologies Co. Ltd.	17,000	139
	Wah Lee Industrial Corp.	36,720	138
	LandMark Optoelectronics Corp.	13,000	138
	Kung Long Batteries Industrial Co. Ltd.	28,000	137
	Kaori Heat Treatment Co. Ltd.	13,000	137
*	Mercuries Life Insurance Co. Ltd.	669,286	136
	Taiwan Surface Mounting Technology Corp.	42,000	135
	Posiflex Technology Inc.	14,000	135
	Solar Applied Materials Technology Corp.	71,000	132
	Cheng Uei Precision Industry Co. Ltd.	53,000	131
	Ardentec Corp.	79,000	131
	Taiwan Secom Co. Ltd.	33,000	131
	Grape King Bio Ltd.	27,134	130
	Hotai Finance Co. Ltd.	48,950	130
	Shinkong Insurance Co. Ltd.	42,000	130
	Far Eastern International Bank	306,446	128
*	Taiwan Glass Industry Corp.	205,000	128
	Ennoconn Corp.	13,710	128
	President Securities Corp.	155,532	127

		Shares	Market Value ($000)
	Systex Corp.	32,000	127
	Kinsus Interconnect Technology Corp.	43,000	127
	Bank of Kaohsiung Co. Ltd.	349,923	125
	TXC Corp.	38,000	124
	Kindom Development Co. Ltd.	68,100	124
	Arcadyan Technology Corp.	24,123	124
	momo.com Inc.	11,029	124
	YungShin Global Holding Corp.	71,000	123
	Pan Jit International Inc.	77,400	122
	Xxentria Technology Materials Corp.	70,461	122
	Gloria Material Technology Corp.	83,000	121
	Allis Electric Co. Ltd.	35,632	121
	Nan Ya Printed Circuit Board Corp.	33,000	120
	Primax Electronics Ltd.	49,000	120
[3]	Center Laboratories Inc.	74,614	117
	Airoha Technology Corp.	6,000	116
	AcBel Polytech Inc.	111,883	115
	Raydium Semiconductor Corp.	10,000	115
	Transcend Information Inc.	40,000	113
	Shinkong Synthetic Fibers Corp.	228,000	113
	Standard Foods Corp.	98,000	113
*	Unitech Printed Circuit Board Corp.	115,363	112
	Via Technologies Inc.	35,000	112
	Flytech Technology Co. Ltd.	44,000	112
	Chief Telecom Inc.	7,000	112
	Sunonwealth Electric Machine Industry Co. Ltd.	36,000	111
	WinWay Technology Co. Ltd.	3,000	110
	Greatek Electronics Inc.	62,000	109
	U-Ming Marine Transport Corp.	59,000	109
	Advanced Energy Solution Holding Co. Ltd.	4,000	109
	ADATA Technology Co. Ltd.	40,000	108
	Yungshin Construction & Development Co. Ltd.	21,000	108
	Wei Chuan Foods Corp.	188,000	106
[1]	Hota Industrial Manufacturing Co. Ltd.	51,810	104
	Taiwan Sakura Corp.	40,000	104
	Weikeng Industrial Co. Ltd.	95,000	104
	EVERGREEN Steel Corp.	34,000	104
	M31 Technology Corp.	4,600	103
	China Motor Corp.	39,200	102
	Johnson Health Tech Co. Ltd.	21,000	102
	Sitronix Technology Corp.	16,000	102
*	RichWave Technology Corp.	15,650	102
	AGV Products Corp.	276,000	101
	Merry Electronics Co. Ltd.	30,755	101
	Taiwan Paiho Ltd.	42,000	101
	Tong Hsing Electronic Industries Ltd.	25,322	101
	ITE Technology Inc.	23,000	100
	Taiyen Biotech Co. Ltd.	100,000	99
	CyberPower Systems Inc.	9,000	99
	Eternal Materials Co. Ltd.	106,400	98
*	Microbio Co. Ltd.	79,763	98
	Continental Holdings Corp.	104,000	98
	LuxNet Corp.	17,000	98
	Orient Semiconductor Electronics Ltd.	85,000	94
	Kenda Rubber Industrial Co. Ltd.	105,001	93
	Gamania Digital Entertainment Co. Ltd.	35,000	93
	Formosa Taffeta Co. Ltd.	146,000	91
	Topkey Corp.	15,000	91
	Pan-International Industrial Corp.	78,000	90
	Ton Yi Industrial Corp.	185,000	90
[1]	Dynamic Holding Co. Ltd.	46,997	90
	Scientech Corp.	7,000	90
	FLEXium Interconnect Inc.	43,000	89
	Clevo Co.	50,000	88
	ChipMOS Technologies Inc.	89,000	88
	Cathay Real Estate Development Co. Ltd.	110,000	87
	Farglory Land Development Co. Ltd.	43,000	87
	Evergreen International Storage & Transport Corp.	91,000	87
	Taiwan PCB Techvest Co. Ltd.	75,000	87
	Innodisk Corp.	11,884	87

		Shares	Market Value ($000)
*	Polaris Group	55,000	87
	Sakura Development Co. Ltd.	52,400	87
*	Lung Yen Life Service Corp.	56,000	86
	Quanta Storage Inc.	29,000	86
*	TaiMed Biologics Inc.	32,960	86
	Fulgent Sun International Holding Co. Ltd.	25,000	86
	ITEQ Corp.	36,466	85
	Chang Wah Electromaterials Inc.	56,000	85
	Sporton International Inc.	13,372	84
*	EirGenix Inc.	29,000	84
	Advanced Wireless Semiconductor Co.	26,370	83
	Bioteque Corp.	21,000	82
	Chung Hung Steel Corp.	135,000	82
	Sinyi Realty Inc.	89,000	81
*	Phihong Technology Co. Ltd.	63,380	81
	CMC Magnetics Corp.	231,747	81
	Machvision Inc.	7,039	81
	Chong Hong Construction Co. Ltd.	29,000	80
	Allied Supreme Corp.	8,000	80
*	Sunplus Technology Co. Ltd.	91,000	79
	Taiwan Semiconductor Co. Ltd.	43,000	79
	SDI Corp.	25,000	79
	China Steel Chemical Corp.	26,000	78
	Basso Industry Corp.	59,000	78
	Hannstar Board Corp.	49,680	78
	Cheng Loong Corp.	115,000	77
	Hung Sheng Construction Ltd.	92,600	77
	FSP Technology Inc.	38,000	77
	Dimerco Express Corp.	30,451	77
	Sinon Corp.	55,000	77
	China Bills Finance Corp.	165,000	76
	Holy Stone Enterprise Co. Ltd.	27,300	76
	IEI Integration Corp.	31,000	76
	Hong Pu Real Estate Development Co. Ltd.	80,000	76
*	JSL Construction & Development Co. Ltd.	27,000	76
	Ability Opto-Electronics Technology Co. Ltd.	12,000	76
	Zyxel Group Corp.	60,961	75
	Global Brands Manufacture Ltd.	44,120	75
*	HannStar Display Corp.	276,000	75
	Sampo Corp.	86,000	75
	Darfon Electronics Corp.	48,000	75
	Pegavision Corp.	6,514	75
	Tyntek Corp.	94,000	73
	Advanced International Multitech Co. Ltd.	32,000	73
	Syncmold Enterprise Corp.	26,000	73
	Soft-World International Corp.	18,000	72
	Chenbro Micom Co. Ltd.	8,000	72
	Infortrend Technology Inc.	62,000	71
	Sheng Yu Steel Co. Ltd.	92,000	71
	Yieh Phui Enterprise Co. Ltd.	151,332	71
	Shiny Chemical Industrial Co. Ltd.	13,750	71
	Kenmec Mechanical Engineering Co. Ltd.	27,000	71
	TYC Brother Industrial Co. Ltd.	35,000	70
	Tainan Spinning Co. Ltd.	148,000	70
	Yankey Engineering Co. Ltd.	7,200	70
	BES Engineering Corp.	200,000	69
*	CyberTAN Technology Inc.	68,000	69
	FocalTech Systems Co. Ltd.	25,203	69
	Sunny Friend Environmental Technology Co. Ltd.	24,737	69
	Brighton-Best International Taiwan Inc.	66,000	69
	Elite Semiconductor Microelectronics Technology Inc.	35,000	68
	Chunghwa Precision Test Tech Co. Ltd.	3,000	68
	China Metal Products	64,000	67
	Ichia Technologies Inc.	52,000	67
*	Grand Pacific Petrochemical	188,799	67
	TCI Co. Ltd.	17,297	67
*	Egis Technology Inc.	12,000	67
	Wafer Works Corp.	73,015	66
	ASROCK Inc.	9,000	66
	Promate Electronic Co. Ltd.	25,000	66

		Shares	Market Value ($000)
*	Etron Technology Inc.	63,937	65
	Delpha Construction Co. Ltd.	51,000	65
	Cenra Inc.	56,000	65
	Radium Life Tech Co. Ltd.	197,037	64
	Kuo Yang Construction Co. Ltd.	92,000	64
	Hsin Kuang Steel Co. Ltd.	41,000	63
	Global Mixed Mode Technology Inc.	9,000	63
*	TPK Holding Co. Ltd.	49,000	63
	Kuo Toong International Co. Ltd.	37,330	62
*	HannsTouch Holdings Co.	190,000	62
*	Taiwan TEA Corp.	98,000	62
*	Career Technology MFG. Co. Ltd.	114,702	61
	Mercuries & Associates Holding Ltd.	123,969	61
	Namchow Holdings Co. Ltd.	37,000	61
	TSRC Corp.	86,000	61
	KMC Kuei Meng International Inc.	16,000	61
*	Apex International Co. Ltd.	46,828	61
*	United Renewable Energy Co. Ltd.	180,420	60
	PharmaEngine Inc.	20,000	60
	Brogent Technologies Inc.	12,100	60
	Chin-Poon Industrial Co. Ltd.	50,000	59
	Gemtek Technology Corp.	53,000	59
	Hu Lane Associate Inc.	11,556	59
	Sincere Navigation Corp.	71,900	59
	Chia Hsin Cement Corp.	107,100	59
	Co-Tech Development Corp.	32,000	59
*	RDC Semiconductor Co. Ltd.	9,240	59
	Rich Development Co. Ltd.	188,490	58
	YC INOX Co. Ltd.	92,292	58
	Rechi Precision Co. Ltd.	70,000	58
	Taiwan-Asia Semiconductor Corp.	61,000	58
	Taiflex Scientific Co. Ltd.	38,115	58
	Weltrend Semiconductor	36,000	57
	Thinking Electronic Industrial Co. Ltd.	12,000	57
*	Andes Technology Corp.	5,000	57
	Chang Wah Technology Co. Ltd.	53,500	57
	AmTRAN Technology Co. Ltd.	93,235	56
	Chun Yuan Steel Industry Co. Ltd.	99,000	56
	TTY Biopharm Co. Ltd.	24,000	56
	KEE TAI Properties Co. Ltd.	111,650	56
	Cleanaway Co. Ltd.	10,000	56
*	Adimmune Corp.	86,000	56
	Materials Analysis Technology Inc.	7,000	56
	UPI Semiconductor Corp.	8,000	55
	Huang Hsiang Construction Corp.	23,000	54
	China Electric Manufacturing Corp.	100,540	54
	Everlight Chemical Industrial Corp.	77,000	54
*	Medigen Vaccine Biologics Corp.	44,390	54
*	Dyaco International Inc.	62,480	54
	Globe Union Industrial Corp.	118,828	53
	Sonix Technology Co. Ltd.	41,000	53
	Taiwan Mask Corp.	32,000	53
	Nuvoton Technology Corp.	19,000	53
	Ability Enterprise Co. Ltd.	36,000	52
[1]	Shinfox Energy Co. Ltd.	14,000	52
*	Lealea Enterprise Co. Ltd.	179,920	51
	Zeng Hsing Industrial Co. Ltd.	16,115	51
	CHC Healthcare Group	40,000	51
	Adlink Technology Inc.	22,000	50
	Alpha Networks Inc.	43,772	50
	Genesys Logic Inc.	11,000	50
	Lingsen Precision Industries Ltd.	88,000	49
*	International CSRC Investment Holdings Co.	104,990	49
*	OBI Pharma Inc.	24,988	49
	Savior Lifetec Corp.	76,436	49
	Kaimei Electronic Corp.	23,200	49
	ZillTek Technology Corp.	5,000	49
	D-Link Corp.	71,760	48
*	Ritek Corp.	103,214	48
*,1	Fittech Co. Ltd.	10,508	48

		Shares	Market Value ($000)
	Tong-Tai Machine & Tool Co. Ltd.	46,000	46
	Cyberlink Corp.	18,000	46
	Nantex Industry Co. Ltd.	44,000	46
	Universal Vision Biotechnology Co. Ltd.	6,678	45
	T3EX Global Holdings Corp.	18,000	44
	Great Tree Pharmacy Co. Ltd.	8,352	44
	Channel Well Technology Co. Ltd.	22,000	44
*	Chung Hwa Pulp Corp.	78,000	43
	USI Corp.	108,000	43
	Speed Tech Corp.	26,000	43
	Motech Industries Inc.	56,594	42
	Advanced Ceramic X Corp.	8,000	42
	Sensortek Technology Corp.	5,000	42
	Synmosa Biopharma Corp.	39,402	42
	Waffer Technology Corp.	19,000	42
*	Federal Corp.	61,000	41
	Nan Liu Enterprise Co. Ltd.	19,000	41
	Anpec Electronics Corp.	8,000	41
	Marketech International Corp.	9,000	41
	Chlitina Holding Ltd.	11,332	40
*	Shining Building Business Co. Ltd.	112,000	39
*	Yeong Guan Energy Technology Group Co. Ltd.	31,721	39
*	Longchen Paper & Packaging Co. Ltd.	100,803	38
	Oriental Union Chemical Corp.	75,000	38
*	General Interface Solution Holding Ltd.	25,000	38
	Actron Technology Corp.	7,574	38
*	Foresee Pharmaceuticals Co. Ltd.	16,068	38
	Elitegroup Computer Systems Co. Ltd.	50,000	37
	Asia Polymer Corp.	71,757	36
	Nidec Chaun-Choung Technology Corp.	6,000	36
	Cub Elecparts Inc.	11,281	35
	TSEC Corp.	57,000	35
*	China Man-Made Fiber Corp.	133,240	34
*	Zinwell Corp.	66,000	34
	Tung Thih Electronic Co. Ltd.	11,000	34
	Iron Force Industrial Co. Ltd.	10,630	34
	Rexon Industrial Corp. Ltd.	35,000	34
	WUS Printed Circuit Co. Ltd.	20,000	32
	TaiDoc Technology Corp.	7,000	32
	Evergreen Aviation Technologies Corp.	11,000	32
	Darwin Precisions Corp.	75,000	31
*	Li Peng Enterprise Co. Ltd.	128,000	31
	Holtek Semiconductor Inc.	19,000	30
	Firich Enterprises Co. Ltd.	30,000	30
	UPC Technology Corp.	91,000	30
	Swancor Holding Co. Ltd.	10,000	29
	Gourmet Master Co. Ltd.	9,000	27
*	Taiwan Styrene Monomer	70,000	25
*	PChome Online Inc.	15,430	25
[1]	Formosa Sumco Technology Corp.	7,000	25
	Altek Corp.	23,000	23
	Universal Cement Corp.	25,500	23
	Ho Tung Chemical Corp.	85,000	22
	Panion & BF Biotech Inc.	8,000	22
*	Gigastorage Corp.	40,000	21
	St. Shine Optical Co. Ltd.	3,000	21
	91APP Inc.	8,000	21
*	Medigen Biotechnology Corp.	18,000	19
*	Taigen Biopharmaceuticals Holdings Ltd.	49,000	19
	China General Plastics Corp.	43,155	18
	Amazing Microelectronic Corp.	6,242	18
*	Gigasolar Materials Corp.	5,790	15
	Ultra Chip Inc.	6,000	15
*	ALI Corp.	16,200	14
*	Shin Foong Specialty & Applied Materials Co. Ltd.	7,000	13
	VIA Labs Inc.	3,000	12
	Yulon Nissan Motor Co. Ltd.	4,000	11
	ScinoPharm Taiwan Ltd.	13,000	9

		Shares	Market Value ($000)
*,3	Pharmally International Holding Co. Ltd.	1,282	—
			295,315
Thailand (0.6%)
	Delta Electronics Thailand PCL (Foreign)	478,800	2,113
	CP ALL PCL (Foreign)	1,034,400	1,851
	Advanced Info Service PCL (Foreign)	192,300	1,600
	Bangkok Dusit Medical Services PCL (Foreign)	1,865,500	1,375
	Airports of Thailand PCL (Foreign)	727,200	1,291
	Kasikornbank PCL (Foreign)	293,000	1,287
	SCB X PCL (Foreign)	305,100	1,019
	Central Pattana PCL (Foreign)	531,600	933
	Siam Cement PCL (Foreign)	124,100	666
	Krung Thai Bank PCL (Foreign)	1,050,100	614
	Bumrungrad Hospital PCL (Foreign)	100,200	609
	Minor International PCL (Foreign)	738,800	578
*	True Corp. PCL (Foreign)	1,772,414	575
	Charoen Pokphand Foods PCL (Foreign)	743,100	519
	Central Retail Corp. PCL (Foreign)	469,800	461
	Intouch Holdings PCL (Foreign)	163,256	453
	Bangkok Bank PCL (Foreign)	102,700	449
	TMBThanachart Bank PCL (Foreign)	7,815,624	402
	Bangkok Expressway & Metro PCL (Foreign)	1,508,800	321
	Tisco Financial Group PCL (Foreign)	110,400	311
	Home Product Center PCL (Foreign)	1,024,400	283
	Krungthai Card PCL (Foreign)	202,600	277
*	BTS Group Holdings PCL (Foreign)	1,688,022	274
	CP Axtra PCL (Foreign)	258,355	262
	Indorama Ventures PCL (Foreign)	335,200	245
	PTT Global Chemical PCL (Foreign)	319,600	236
	Thai Union Group PCL (Foreign)	518,400	207
	Land & Houses PCL (Foreign)	1,277,100	201
	Kiatnakin Phatra Bank PCL (Foreign)	124,500	182
	Com7 PCL (Foreign)	234,800	182
	Srisawad Corp. PCL (Foreign)	149,310	178
	Thanachart Capital PCL (Foreign)	118,500	169
	CPN Retail Growth Leasehold REIT	442,500	158
	Muangthai Capital PCL (Foreign)	105,000	151
	Siam Global House PCL (Foreign)	311,489	146
	Central Plaza Hotel PCL (Foreign)	129,100	143
	Supalai PCL (Foreign)	246,800	137
	Thai Life Insurance PCL (Foreign)	428,900	133
	Osotspa PCL (Foreign)	209,000	132
	Sansiri PCL (Foreign)	2,438,400	128
	KCE Electronics PCL (Foreign)	163,800	121
	SCG Packaging PCL (Foreign)	188,000	118
	Amata Corp. PCL (Foreign)	136,593	117
	Asset World Corp. PCL (Foreign)	1,079,700	113
	Berli Jucker PCL (Foreign)	154,400	107
	Bangkok Airways PCL (Foreign)	154,800	106
	Ngern Tid Lor PCL (Foreign)	201,717	105
	AP Thailand PCL (Foreign)	357,600	90
*	Jasmine Technology Solution PCL (Foreign)	47,100	89
	Hana Microelectronics PCL (Foreign)	106,800	86
	Bangkok Chain Hospital PCL (Foreign)	168,500	82
	Plan B Media PCL (Foreign)	377,568	80
	Sri Trang Agro-Industry PCL (Foreign)	141,300	76
	Chularat Hospital PCL (Foreign)	885,000	68
	Thaicom PCL (Foreign)	177,600	67
	Thailand Future Fund	347,700	67
	Stecon Group PCL (Foreign)	287,700	67
*	VGI PCL (Foreign)	790,949	65
	Betagro PCL (Foreign)	107,700	62
	Thoresen Thai Agencies PCL (Foreign)	348,600	60
	Thonburi Healthcare Group PCL (Foreign)	120,600	59
	Mega Lifesciences PCL (Foreign)	56,000	58
	Dohome PCL (Foreign)	191,701	57
	Energy Absolute PCL (Foreign)	301,100	56
	Jaymart Group Holdings PCL (Foreign)	135,800	56
	JMT Network Services PCL (Foreign)	96,292	55

		Shares	Market Value ($000)
	AEON Thana Sinsap Thailand PCL (Foreign)	15,000	54
	I-TAIL Corp. PCL (Foreign)	89,900	54
	Tipco Asphalt PCL (Foreign)	94,800	53
	Bangkok Commercial Asset Management PCL (Foreign)	270,300	53
	Quality Houses PCL (Foreign)	994,900	52
	Thai Vegetable Oil PCL (Foreign)	76,070	51
	TTW PCL (Foreign)	179,400	47
	Sri Trang Gloves Thailand PCL (Foreign)	142,600	45
	Major Cineplex Group PCL (Foreign)	92,700	39
	Dhipaya Group Holdings PCL (Foreign)	50,400	36
*,3	Thai Airways International PCL (Foreign)	469,000	35
	Bangkok Life Assurance PCL (Foreign)	58,000	35
	Jasmine International PCL (Foreign)	513,613	35
	TQM Alpha PCL (Foreign)	46,700	34
	MBK PCL (Foreign)	59,400	33
	TOA Paint Thailand PCL (Foreign)	75,200	31
	Thaifoods Group PCL (Foreign)	283,900	30
	Bangkok Land PCL (Foreign)	1,730,200	30
	Forth Corp. PCL (Foreign)	90,900	30
	Precious Shipping PCL (Foreign)	127,400	28
	GFPT PCL (Foreign)	83,900	26
*	Singer Thailand PCL (Foreign)	90,800	24
	Siam City Cement PCL (Foreign)	4,900	23
	BEC World PCL (Foreign)	193,400	22
	Pruksa Holding PCL (Foreign)	78,900	19
	Taokaenoi Food & Marketing PCL (Foreign)	77,500	19
	LPN Development PCL (Foreign)	190,300	16
	BCPG PCL (Foreign)	95,352	16
	Ratchthani Leasing PCL (Foreign)	313,500	16
	MK Restaurants Group PCL (Foreign)	21,000	15
	SPCG PCL (Foreign)	57,800	14
	Bangkok Life Assurance PCL NVDR	22,800	14
*	Super Energy Corp. PCL (Foreign)	1,608,300	13
*	Beyond Securities PCL (Foreign)	450,800	13
	Advanced Info Service PCL	1,200	10
			24,403
Turkey (0.3%)
	BIM Birlesik Magazalar A/S	75,623	1,034
	Akbank TAS	525,339	922
*	Turk Hava Yollari AO	94,197	774
	Turkcell Iletisim Hizmetleri A/S	204,703	535
	Turkiye Is Bankasi A/S Class C	1,340,352	527
	Yapi ve Kredi Bankasi A/S	554,533	475
	Eregli Demir ve Celik Fabrikalari TAS	574,364	427
	Turkiye Garanti Bankasi A/S	103,503	360
	Turkiye Sise ve Cam Fabrikalari A/S	262,179	307
	Ford Otomotiv Sanayi A/S	10,715	299
*	TAV Havalimanlari Holding A/S	27,780	220
*	Sasa Polyester Sanayi A/S	1,770,488	207
	Migros Ticaret A/S	14,825	207
*	Pegasus Hava Tasimaciligi A/S	32,859	207
	Coca-Cola Icecek A/S	130,405	200
*,2	MLP Saglik Hizmetleri A/S Class B	13,875	160
*	Arcelik A/S	32,039	132
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	162,844	129
	Tofas Turk Otomobil Fabrikasi A/S	21,871	125
[2]	Mavi Giyim Sanayi ve Ticaret A/S Class B	52,388	125
	Is Yatirim Menkul Degerler A/S	94,936	112
*	Turk Telekomunikasyon A/S	83,767	111
*	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	297,714	109
*	Oyak Cimento Fabrikalari A/S	51,393	107
*	Petkim Petrokimya Holding A/S	193,555	103
	Turk Traktor ve Ziraat Makineleri A/S	4,460	100
*	Gubre Fabrikalari TAS	13,869	99
*	Ulker Biskuvi Sanayi A/S	30,197	98
*	Koza Altin Isletmeleri A/S	147,456	97
*	Anadolu Anonim Turk Sigorta Sirketi	34,788	94
*	Turkiye Vakiflar Bankasi TAO	124,344	83
*	Tekfen Holding A/S	34,553	82

		Shares	Market Value ($000)
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	6,230	81
*	Hektas Ticaret TAS	627,865	75
	Dogus Otomotiv Servis ve Ticaret A/S	11,279	70
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	38,769	65
	Cimsa Cimento Sanayi ve Ticaret A/S	52,675	62
	Kontrolmatik Enerji ve Muhendislik A/S	44,272	61
*	Baticim Bati Anadolu Cimento Sanayii A/S	13,816	61
	EGE Endustri ve Ticaret A/S	195	60
[2]	Enerjisa Enerji A/S	32,808	59
*	Turkiye Sinai Kalkinma Bankasi A/S	159,385	58
	Sok Marketler Ticaret A/S	47,018	56
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	147,769	56
*	Investco Holding A/S	5,861	56
	Borusan Yatirim ve Pazarlama A/S	854	55
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	21,992	55
	Dogan Sirketler Grubu Holding A/S	124,692	51
*	Is Gayrimenkul Yatirim Ortakligi A/S	87,038	50
	Logo Yazilim Sanayi ve Ticaret A/S	15,255	50
*	Turkiye Halk Bankasi A/S	93,985	44
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	80,055	44
	Akcansa Cimento A/S	8,930	42
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	12,103	38
*	Vestel Elektronik Sanayi ve Ticaret A/S	18,701	35
*	Albaraka Turk Katilim Bankasi A/S	193,884	35
	AKIS Gayrimenkul Yatirimi A/S	171,603	35
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	24,671	34
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	43,687	33
	Global Yatirim Holding A/S	71,010	32
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	113,550	30
*	Akfen Yenilenebilir Enerji A/S	54,444	29
	Kocaer Celik Sanayi ve Ticaret A/S	64,552	27
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	54,140	27
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	23,030	26
	Bursa Cimento Fabrikasi A/S	119,826	26
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	47,275	26
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	31,509	25
*	Is Finansal Kiralama A/S	76,041	25
*	Aksigorta A/S	125,271	24
	Sekerbank Turk A/S	177,616	24
	LDR Turizm A/S	6,552	24
*	Karsan Otomotiv Sanayii ve Ticaret A/S	63,945	24
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	7,642	22
*	Tat Gida Sanayi A/S	31,539	21
*	Kordsa Teknik Tekstil A/S	9,659	20
	Alfa Solar Enerji Sanayi ve Ticaret A/S	13,773	20
*	Kartonsan Karton Sanayi ve Ticaret A/S	7,571	19
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	42,724	19
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	38,437	19
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	21,642	18
	Iskenderun Demir ve Celik A/S	15,458	17
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	19,623	17
	Galata Wind Enerji A/S	23,533	17
	Katilimevim Tasarruf Finansman A/S	9,888	17
	SUN Tekstil Sanayi ve Ticaret A/S	18,923	16
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	52,321	16
*	Biotrend Cevre ve Enerji Yatirimlari A/S	34,211	16
	Eczacibasi Yatirim Holding Ortakligi A/S	2,772	16
	Ebebek Magazacilik A/S Class B	10,694	16
*	Tukas Gida Sanayi ve Ticaret A/S	74,622	15
	Kervan Gida Sanayi ve Ticaret A/S Class B	200,961	13
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	6,632	13
*	Imas Makina Sanayi A/S	145,988	12
	Aydem Yenilenebilir Enerji A/S	16,135	11
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	79,240	10
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	171,118	10
	Polisan Holding A/S	33,442	10
*	Kerevitas Gida Sanayi ve Ticaret A/S	22,306	10
	Suwen Tekstil Sanayi Pazarlama A/S	8,963	8
*	Qua Granite Hayal	98,722	8
*	Peker Gayrimenkul Yatirim Ortakligi A/S	65,502	8

		Shares	Market Value ($000)
*	Bagfas Bandirma Gubre Fabrikalari A/S	10,206	7
*	Erciyas Celik Boru Sanayi A/S	2,595	7
*	Marti Otel Isletmeleri A/S	67,169	6
	Kimteks Poliuretan Sanayi ve Ticaret A/S	9,139	5
			10,816
United Arab Emirates (0.5%)
	Emaar Properties PJSC	1,150,302	2,993
	Emirates Telecommunications Group Co. PJSC	593,601	2,677
	First Abu Dhabi Bank PJSC	753,207	2,626
	Emirates NBD Bank PJSC	309,588	1,687
	Abu Dhabi Commercial Bank PJSC	480,664	1,312
	Aldar Properties PJSC	632,069	1,297
	Dubai Islamic Bank PJSC	521,130	965
	Abu Dhabi Islamic Bank PJSC	261,502	930
*	Alpha Dhabi Holding PJSC	241,304	758
	Salik Co. PJSC	303,614	457
*	Multiply Group PJSC	805,544	448
	Emaar Development PJSC	136,064	421
	Air Arabia PJSC	459,276	374
	Borouge plc	445,953	301
	Americana Restaurants International plc - Foreign Co.	474,162	279
	NMDC Group PJSC	35,227	234
	Dubai Investments PJSC	352,810	206
	Agility Global plc	520,289	196
*	Abu Dhabi Ports Co. PJSC	137,337	186
	Emirates Central Cooling Systems Corp.	321,244	160
	GFH Financial Group BSC	480,433	158
	Fertiglobe plc	177,860	120
	Dubai Financial Market PJSC	301,364	113
	Agthia Group PJSC	53,297	100
*	Apex Investment Co. PSC	81,121	95
*	Ajman Bank PJSC	183,203	89
	RAK Properties PJSC	291,102	88
*	Aramex PJSC	127,687	79
	Amanat Holdings PJSC	203,336	59
*,3	Arabtec Holding PJSC	101,139	—
			19,408
United Kingdom (8.0%)
	AstraZeneca plc	256,216	34,677
	Unilever plc	420,487	25,180
	RELX plc	319,291	15,053
	London Stock Exchange Group plc	84,605	12,126
	CRH plc	117,183	12,023
	GSK plc	682,703	11,598
	Compass Group plc	291,118	9,975
	Barclays plc	2,517,910	8,440
	3i Group plc	158,941	7,511
	Experian plc	157,090	7,510
	Reckitt Benckiser Group plc	119,375	7,405
	Lloyds Banking Group plc	10,669,886	7,194
	Haleon plc	1,286,446	6,137
	Ashtead Group plc	74,871	6,001
	NatWest Group plc	1,134,917	5,821
	Tesco plc	1,185,032	5,528
	Smurfit WestRock plc	88,178	4,864
	Standard Chartered plc	360,291	4,454
	Prudential plc	471,328	3,863
	InterContinental Hotels Group plc	27,682	3,454
	Vodafone Group plc	3,676,291	3,317
	Sage Group plc	173,952	2,904
	Legal & General Group plc	1,026,152	2,892
	Aviva plc	467,971	2,882
	Bunzl plc	58,512	2,650
	Next plc	20,598	2,645
	Informa plc	232,571	2,537
	Segro plc	232,746	2,309
	Halma plc	66,010	2,275
	BT Group plc	1,087,928	2,206
	Rentokil Initial plc	433,663	2,177

		Shares	Market Value ($000)
	WPP plc	184,161	2,014
	Smith & Nephew plc	151,152	1,919
	Pearson plc	115,661	1,815
	DS Smith plc	231,572	1,717
	Marks & Spencer Group plc	346,133	1,687
	United Utilities Group plc	116,749	1,664
[2]	Auto Trader Group plc	155,301	1,659
	Admiral Group plc	50,371	1,643
	Severn Trent plc	45,877	1,575
	Associated British Foods plc	55,422	1,551
*	Wise plc Class A	128,811	1,447
	Antofagasta plc	60,265	1,307
	International Consolidated Airlines Group SA	391,318	1,300
	Diploma plc	22,806	1,296
	DCC plc	17,387	1,268
	Barratt Redrow plc	228,935	1,247
	Intermediate Capital Group plc	46,279	1,247
	Coca-Cola HBC AG	33,399	1,192
	Mondi plc	77,803	1,179
	Whitbread plc	31,660	1,149
	Rightmove plc	139,101	1,144
	Beazley plc	112,962	1,116
	St. James's Place plc	96,183	1,105
	J Sainsbury plc	327,843	1,090
	Croda International plc	24,370	1,070
	Games Workshop Group plc	5,883	1,058
	Taylor Wimpey plc	622,065	1,038
	Kingfisher plc	325,562	1,027
	Howden Joinery Group plc	96,755	1,006
	M&G plc	387,444	978
	Land Securities Group plc	125,967	966
	Berkeley Group Holdings plc	17,659	933
	Hargreaves Lansdown plc	66,018	918
	Persimmon plc	55,894	895
	British Land Co. plc	180,589	893
	UNITE Group plc	76,117	853
	Phoenix Group Holdings plc	130,285	853
[2]	ConvaTec Group plc	280,223	841
	LondonMetric Property plc	330,001	814
	Investec plc	109,615	797
	IG Group Holdings plc	64,186	782
	Hiscox Ltd.	55,209	738
	Britvic plc	44,702	734
	RS Group plc	80,233	730
	B&M European Value Retail SA	164,527	727
	Burberry Group plc	63,346	725
	Hikma Pharmaceuticals plc	28,630	701
	Tate & Lyle plc	73,740	691
	Direct Line Insurance Group plc	227,602	680
	Endeavour Mining plc	34,520	678
	Bellway plc	21,006	671
	Greggs plc	18,749	645
	ITV plc	687,623	636
	Inchcape plc	61,401	602
	Spectris plc	18,604	600
	Johnson Matthey plc	33,498	580
	abrdn plc	322,505	579
*	Carnival plc	24,781	569
	Derwent London plc	20,923	563
	JD Sports Fashion plc	433,628	563
	Man Group plc	207,554	556
	Cranswick plc	8,722	550
	Schroders plc	136,400	547
	International Distribution Services plc	117,550	534
[2]	Quilter plc	237,029	454
	easyJet plc	64,143	451
*	Vistry Group plc	53,773	449
	Softcat plc	22,349	449
	TP ICAP Group plc	128,646	430
	Shaftesbury Capital plc	245,752	428

		Shares	Market Value ($000)
	Plus500 Ltd.	12,851	420
*,2	Trainline plc	79,455	412
	Big Yellow Group plc	29,829	406
*,2	Deliveroo plc	211,982	405
*	Ocado Group plc	100,101	403
	WH Smith plc	24,615	385
	Grafton Group plc	31,692	381
	Bank of Georgia Group plc	6,263	374
	Grainger plc	124,722	372
	Paragon Banking Group plc	38,587	371
	Pennon Group plc	47,237	363
	Mitie Group plc	238,464	331
	Safestore Holdings plc	34,739	329
	Travis Perkins plc	33,795	327
	Breedon Group plc	55,769	327
	Assura plc	646,718	326
	AJ Bell plc	53,617	324
	Computacenter plc	11,375	322
	OSB Group plc	62,537	319
	Coats Group plc	259,632	318
	Lancashire Holdings Ltd.	39,068	316
[2]	JTC plc	24,001	309
	Just Group plc	164,279	299
	Savills plc	21,571	295
	Dunelm Group plc	20,207	294
	Hays plc	292,041	293
	4imprint Group plc	4,544	293
	Domino's Pizza Group plc	65,609	284
	TBC Bank Group plc	7,325	283
	Hammerson plc	74,539	278
	SSP Group plc	134,550	274
	Baltic Classifieds Group plc	61,659	272
[2]	Airtel Africa plc	202,052	271
	Telecom Plus plc	11,695	268
	Genus plc	11,848	259
	International Workplace Group plc	118,109	251
	Fresnillo plc	30,213	248
[2]	Bridgepoint Group plc	55,486	245
	Premier Foods plc	95,095	237
	Sirius Real Estate Ltd.	211,973	234
	IntegraFin Holdings plc	46,356	232
	Bytes Technology Group plc	40,088	231
*,2	Trustpilot Group plc	61,112	229
	Clarkson plc	4,460	226
	Volution Group plc	31,902	226
*,2	Watches of Switzerland Group plc	37,945	225
	Pets at Home Group plc	75,592	224
	Pagegroup plc	48,195	221
	Keller Group plc	11,643	220
	MONY Group plc	88,036	220
	Primary Health Properties plc	180,910	219
	Future plc	18,921	217
*	Oxford Nanopore Technologies plc	107,185	217
	Great Portland Estates plc	55,100	212
	Firstgroup plc	109,698	211
	Vesuvius plc	39,635	210
*	Helios Towers plc	162,765	204
	Rathbones Group plc	9,511	202
	Genuit Group plc	37,627	194
*	Frasers Group plc	20,524	193
*	Spirent Communications plc	85,580	187
*	Greencore Group plc	73,707	186
	AG Barr plc	22,421	176
*	Moonpig Group plc	53,938	172
	Dowlais Group plc	214,085	161
	Marshalls plc	38,418	155
	Ashmore Group plc	69,207	154
	Kainos Group plc	15,316	151
	Workspace Group plc	20,840	150
	RHI Magnesita NV	3,748	148

		Shares	Market Value ($000)
	Victrex plc	13,350	147
	Elementis plc	86,398	146
*	Currys plc	141,319	143
	Hilton Food Group plc	11,735	135
	Pan African Resources plc	299,906	135
	Zigup plc	27,801	134
[2]	TI Fluid Systems plc	54,512	134
*	Hochschild Mining plc	48,922	133
[2]	Ibstock plc	51,422	122
*	Molten Ventures plc	28,011	112
	Ninety One plc	53,082	108
[2]	Petershill Partners plc	31,755	100
[2]	Spire Healthcare Group plc	34,587	99
*	Auction Technology Group plc	15,075	99
	NCC Group plc	48,301	98
*	THG plc	159,991	97
*	Mobico Group plc	76,608	85
*	AO World plc	62,553	85
	Crest Nicholson Holdings plc	37,792	80
*	IP Group plc	141,463	79
*	Alphawave IP Group plc	49,902	78
*	Close Brothers Group plc	26,745	76
	Dr. Martens plc	85,408	75
*	PureTech Health plc	34,790	74
	Picton Property Income Ltd.	81,152	71
	Essentra plc	37,984	70
	FDM Group Holdings plc	16,577	68
[2]	CMC Markets plc	18,876	66
	Jupiter Fund Management plc	58,614	62
	Halfords Group plc	31,001	59
*,1,2	Aston Martin Lagonda Global Holdings plc	40,945	55
*	ASOS plc	11,038	53
	Wickes Group plc	27,870	52
	Helical plc	19,124	48
	Liontrust Asset Management plc	8,465	47
*	Synthomer plc	19,964	42
	PZ Cussons plc	40,812	41
[2]	Bakkavor Group plc	21,342	37
	CLS Holdings plc	23,736	25
*	SIG plc	84,986	21
*,3	NMC Health plc	4,208	—
			317,003
Total Common Stocks (Cost $3,504,775)			3,933,298
Preferred Stocks (0.6%)
	Samsung Electronics Co. Ltd. Preference Shares	140,504	4,696
	Itau Unibanco Holding SA Preference Shares	799,378	4,302
	Henkel AG & Co. KGaA Preference Shares	22,104	1,887
	Banco Bradesco SA Preference Shares	857,706	1,796
	Itausa SA Preference Shares	894,909	1,444
	Sartorius AG Preference Shares	4,401	1,016
	Gerdau SA Preference Shares	214,260	723
	Hyundai Motor Co. Preference Shares	6,153	696
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	17,855	684
	Bayerische Motoren Werke AG Preference Shares	9,444	647
	Bancolombia SA Preference Shares	56,362	461
	Cia Energetica de Minas Gerais Preference Shares	232,951	454
	Hyundai Motor Co. Preference Shares (XARX)	3,910	451
	FUCHS SE Preference Shares	8,379	377
	Sixt SE Preference Shares	3,840	218
	Metalurgica Gerdau SA Preference Shares	112,200	212
	LG Electronics Inc. Preference Shares	6,781	210
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	968	202
	LG Chem Ltd. Preference Shares	1,468	201
*	Isa Energia Brasil SA Preference Shares	47,385	188
	Marcopolo SA Preference Shares	124,400	174
	Bradespar SA Preference Shares	35,309	108
	Amorepacific Corp. Preference Shares	4,447	103
	Corem Property Group AB Preference Shares	3,950	98

			Shares	Market Value ($000)
		Raizen SA Preference Shares	197,400	86
		Unipar Carbocloro SA Preference Shares Class B	9,373	79
		Samsung SDI Co. Ltd. Preference Shares	621	69
		Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	61,900	63
		Banco Pan SA Preference Shares	53,100	63
		Cia de Ferro Ligas da Bahia FERBASA Preference Shares	40,400	52
		Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	27,200	49
		LG H&H Co. Ltd. Preference Shares	474	48
		Randon SA Implementos e Participacoes Preference Shares	27,400	47
		Daishin Securities Co. Ltd. Preference Shares	3,701	42
*		Azul SA Preference Shares	49,063	39
*		Alpargatas SA Preference Shares	36,500	37
		Banco ABC Brasil SA Preference Shares	7,900	26
		Draegerwerk AG & Co. KGaA Preference Shares	497	23
		CJ CheilJedang Corp. Preference Shares	25	2
Total Preferred Stocks (Cost $27,347)				22,073
Rights (0.0%)
*,3		UPL Ltd. Exp. 12/17/24	11,108	25
*		Viscofan SA Exp. 12/6/24	6,223	10
*		Keppel DC REIT Exp. 12/10/24	22,318	3
*,3		Ecopro HN Co. Ltd. Exp. 12/5/24	584	2
*		Hidrovias do Brasil SA Exp. 12/23/24	56,220	—
*,3		Waffer Technology Corp. Exp. 12/2/24	454	—
*,3		Unitech Printed Circuit Board Corp. Exp. 12/2/24	5,514	—
*		Reply SpA	4,038	—
*		Grupo Mateus SA Exp. 12/11/24	1,746	—
*,3		Fulgent Sun International Holding Co. Ltd. Exp. 12/31/24	985	—
*,3		Polaris Group Exp. 12/2/24	1,415	—
*,3		Mercuries Life Insurance Co. Ltd. Exp. 12/18/24	29,748	—
Total Rights (Cost $9)				40
Warrants (0.0%)
*,3		Webuild SpA Exp. 8/2/30	3,597	3
*		VGI PCL (Foreign) Exp. 12/31/25	79,094	3
*		VGI PCL Exp. 5/23/27	88,419	—
Total Warrants (Cost $—)				6
		Coupon
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[4,5]	Vanguard Market Liquidity Fund (Cost $29,636)	4.651%	296,408	29,638
Total Investments (100.2%) (Cost $3,561,767)				3,985,055
Other Assets and Liabilities—Net (-0.2%)				(8,566)
Net Assets (100%)				3,976,489
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,106,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the aggregate value was $129,317,000, representing 3.3% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $15,795,000 was received for securities on loan, of which $15,791,000 is held in Vanguard Market Liquidity Fund and $4,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2024	128	14,923	(346)
MSCI Emerging Markets Index	December 2024	121	6,598	(224)
				(570)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	12/18/24	AUD	1,465	USD	977	—	(21)
Toronto-Dominion Bank	12/18/24	HKD	19,717	USD	2,537	—	(2)
JPMorgan Chase Bank, N.A.	12/18/24	INR	689,298	USD	8,183	—	(32)
Goldman Sachs International	12/18/24	INR	168,171	USD	1,996	—	(8)
BNP Paribas	12/18/24	INR	150,076	USD	1,785	—	(10)
Deutsche Bank AG	12/18/24	INR	123,012	USD	1,459	—	(5)
UBS AG	12/18/24	INR	13,666	USD	163	—	(1)
Toronto-Dominion Bank	12/18/24	USD	1,451	AUD	2,180	29	—
Deutsche Bank AG	12/18/24	USD	4,080	CHF	3,418	194	—
JPMorgan Chase Bank, N.A.	12/18/24	USD	2,469	EUR	2,220	122	—
UBS AG	12/18/24	USD	1,428	GBP	1,091	40	—
Toronto-Dominion Bank	12/18/24	USD	2,840	HKD	22,073	3	—
JPMorgan Chase Bank, N.A.	12/18/24	USD	1,449	INR	122,617	—	(1)
UBS AG	12/18/24	USD	3,663	JPY	525,000	146	—
Toronto-Dominion Bank	12/18/24	USD	1,202	JPY	169,008	70	—
UBS AG	12/18/24	USD	801	KRW	1,069,562	34	—
Toronto-Dominion Bank	12/18/24	USD	969	SGD	1,256	30	—
Goldman Sachs International	12/18/24	USD	1,325	TWD	42,050	29	—
						697	(80)
AUD—Australian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At November 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $355,000 in connection with open forward currency contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	357,253	3,574,545	1,500	3,933,298
Preferred Stocks	11,087	10,986	—	22,073
Rights	10	3	27	40
Warrants	—	3	3	6
Temporary Cash Investments	29,638	—	—	29,638
Total	397,988	3,585,537	1,530	3,985,055

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	697	—	697
Liabilities
Futures Contracts[1]	(570)	—	—	(570)
Forward Currency Contracts	—	(80)	—	(80)
Total	(570)	(80)	—	(650)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.